As filed with the Securities and Exchange Commission on April 26, 2013
Commission File Nos.  333-37175
811-08401

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 310	[X]

JNLNY SEPARATE ACCOUNT I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 29, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE
FIXED AND VARIABLE ANNUITY®

Issued by

Jackson National Life Insurance Company of New York® and
JNLNY Separate Account I

April 29 , 2013

Effective September 22, 2003, this Perspective Fixed and Variable Annuity is no longer available for purchase.

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity.  It contains important information about the Contract that you should know before investing.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  It is important that you read the Contract and endorsements.  You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated April 29 , 2013 , by calling Jackson National Life of New York (“Jackson of NY®”) at (800) 599-5651 or by writing Jackson of NY at:  Jackson of NY Service Center, P.O. Box 3031 3 , Lansing, Michigan 48909-781 3 .  The SAI has been filed with the Securities and Exchange Commission (“SEC”) and is legally a part of this prospectus.  The Table of Contents of the SAI appears at the end of this prospectus.  The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features.  Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered.  If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability.  In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

•	Individual flexible premium deferred annuity
•	Guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson of N Y (the “guaranteed fixed account options”)
•	Guaranteed Minimum Withdrawal Benefit options
•	Investment Divisions which purchase shares of the following funds – all Class A shares (the “Funds”):

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund	JNL/Capital Guardian Global Diversified Research Fund
JNL/American Funds Global Bond Fund	JNL/DFA U.S. Core Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Eagle SmallCap Equity Fund
JNL/American Funds Growth-Income Fund	JNL/Eastspring Investments Asia ex-Japan Fund
JNL/American Funds International Fund	JNL/Eastspring Investments China-India Fund
JNL/American Funds New World Fund	JNL/Franklin Templeton Founding Strategy Fund
JNL Institutional Alt 20 Fund	JNL/Franklin Templeton Global Growth Fund
JNL Institutional Alt 35 Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL Institutional Alt 50 Fund	JNL/Franklin Templeton Income Fund
JNL Institutional Alt 65 Fund*	JNL/Franklin Templeton International Small Cap Growth Fund
JNL/American Funds® Balanced Allocation Fund	JNL/Franklin Templeton Mutual Shares Fund
JNL/American Funds Growth Allocation Fund	JNL/Franklin Templeton Small Cap Value Fund
JNL/BlackRock Commodity Securities Strategy Fund (formerly,	JNL/Goldman Sachs Core Plus Bond
JNL/BlackRock Commodity Securities Fund )	JNL/Goldman Sachs Emerging Markets Debt Fund*
JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs Mid Cap Value Fund
JNL/Brookfield Global Infrastructure Fund	JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Invesco Global Real Estate Fund

JNL/Invesco International Growth Fund	JNL/S&P Competitive Advantage Fund
JNL/Invesco Large Cap Growth Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Invesco Small Cap Growth Fund	JNL/S&P Intrinsic Value Fund
JNL/Ivy Asset Strategy Fund	JNL/S&P Total Yield Fund
JNL/JPMorgan International Value Fund	JNL/S&P 4 Fund
JNL/JPMorgan MidCap Growth Fund	JNL/S&P Managed Conservative Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Managed Moderate Fund
JNL/Lazard Emerging Markets Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Lazard Mid Cap Equity Fund	JNL/S&P Managed Growth Fund
JNL/M&G Global Basics Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/M&G Global Leaders Fund	JNL Disciplined Moderate Fund
JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital	JNL Disciplined Moderate Growth Fund
Management 10 x 10 Fund )	JNL Disciplined Growth Fund
JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital
Management Index 5 Fund )	JNL Variable Fund LLC
JNL/Mellon Capital Emerging Markets Index Fund (formerly,
JNL/Mellon Capital Management Emerging Markets Index Fund )	JNL/Mellon Capital Nasdaq ® 25 Fund (formerly, JNL/Mellon
JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital	Capital Management Nasdaq® 25 Fund )
Management European 30 Fund )	JNL/Mellon Capital Value Line ® 30 Fund (formerly, JNL/Mellon
JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital	Capital Management Value Line® 30 Fund )
Management Pacific Rim 30 Fund )	JNL/Mellon Capital Dow SM Dividend Fund (formerly,
JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon	JNL/Mellon Capital Management DowSM Dividend Fund )
Capital Management S&P 500 Index Fund )	JNL/Mellon Capital S&P ® 24 Fund (formerly, JNL/Mellon
JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly,	Capital Management S&P® 24 Fund )
JNL/Mellon Capital Management S&P 400 MidCap Index Fund )	JNL/Mellon Capital S&P ® SMid 60 Fund (formerly, JNL/Mellon
JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon	Capital Management S&P® SMid 60 Fund )
Capital Management Small Cap Index Fund )	JNL/Mellon Capital NYSE ® International 25 Fund (formerly,
JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon	JNL/Mellon Capital Management NYSE® International 25 Fund )
Capital Management International Index Fund )	JNL/Mellon Capital 25 Fund (formerly, JNL/Mellon Capital
JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital	Management 25 Fund )
Management Bond Index Fund )	JNL/Mellon Capital Select Small-Cap Fund (formerly,
JNL/Mellon Capital Global Alpha Fund * (formerly, JNL/Mellon Capital	JNL/Mellon Capital Management Select Small-Cap Fund )
Management Global Alpha Fund )	JNL/Mellon Capital JNL 5 Fund (formerly, JNL/Mellon Capital
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index	Management JNL 5 Fund )
Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S.	JNL/Mellon Capital JNL Optimized 5 Fund (formerly,
Contrarian Opportunities Index Fund )	JNL/Mellon Capital Management JNL Optimized 5 Fund )
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/Mellon Capital VIP Fund (formerly, JNL/Mellon Capital
JNL/Neuberger Berman Strategic Income Fund	Management VIP Fund )
JNL/Oppenheimer Global Growth Fund	JNL/Mellon Capital Communications Sector Fund (formerly,
JNL/PIMCO Real Return Fund	JNL/Mellon Capital Management Communications Sector Fund )
JNL/PIMCO Total Return Bond Fund	JNL/Mellon Capital Consumer Brands Sector Fund (formerly,
JNL/PPM America Floating Rate Income Fund	JNL/Mellon Capital Management Consumer Brands Sector
JNL/PPM America High Yield Bond Fund	Fund )
JNL/PPM America Mid Cap Value Fund	JNL/Mellon Capital Financial Sector Fund (formerly,
JNL/PPM America Small Cap Value Fund	JNL/Mellon Capital Management Financial Sector Fund )
JNL/PPM America Value Equity Fund	JNL/Mellon Capital Healthcare Sector Fund (formerly,
JNL/Red Rocks Listed Private Equity Fund*	JNL/Mellon Capital Management Healthcare Sector Fund )
JNL/T. Rowe Price Established Growth Fund	JNL/Mellon Capital Oil & Gas Sector Fund (formerly,
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Mellon Capital Management Oil & Gas Sector Fund )
JNL/T. Rowe Price Short-Term Bond Fund	JNL/Mellon Capital Technology Sector Fund (formerly,
JNL/T. Rowe Price Value Fund	JNL/Mellon Capital Management Technology Sector Fund )
JNL/UBS Large Cap Select Growth Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund stopped accepting allocations and/or transfers.  Please see “Investment Divisions” on page 12 for more information.

Underscored are the Funds that are newly available, recently underwent name changes, or were subject to a merger, as may be explained in the accompanying parenthetical. The Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Funds are attached to this prospectus.

We offer other variable annuity products with different product features, benefits and charges.

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit •Not insured by any federal agency

KEY FACTS

Jackson of NY Service Center:	1 (800) 599-5651 (8 a.m. - 8 p.m. ET)
Mail Address:	P.O. Box 30313, Lansing, MI 48909-7813
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Jackson of NY IMG Service Center:	1 (888) 464-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30 901 , Lansing, MI 48909- 8401
Delivery Address:	1 Corporate Way, Lansing, MI 48951
Home Office:	2900 Westchester Avenue, Purchase, New York 10577

The Annuity Contract
The fixed and variable annuity Contract offered by Jackson of NY provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed account of Jackson of NY and investment divisions (the “Investment Divisions”)(collectively, the “Allocation Options”).  The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

Allocation Options	You may allocate your Contract Value to no more than 18 Investment Divisions and the guaranteed fixed account at any one time.

Expenses	The Contract has insurance features and investment features, and there are costs related to each.

Jackson of NY makes a deduction for its insurance charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions.  This charge does not apply to the guaranteed fixed account.  During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge from your Contract.

If you select any one of our GMWBs, Jackson of NY deducts an additional charge, the maximum of which ranges from 0.51% to 1.86% of the Guaranteed Withdrawal Balance (GWB).  While the charge is deducted from your Contract Value, it is based on the GWB.  For more information, including how the GWB is calculated, please see “Contract Charges.”

If you take your money out of the Contract, Jackson of NY may assess a withdrawal charge.  The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

There are also investment charges, which range, on an annual basis, from 0.57% to 2. 42 % of the average daily value of the Fund, depending on the Fund.

Purchases
Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract).  You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.  We reserve the right to refuse initial and any or all subsequent premium payment s .  We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract.

Access to Your Money
During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment.  You may also have to pay income tax and a tax penalty on any money you take out.

Income Payments	You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

Death Benefit	If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

Free Look
You may return your Contract to the selling agent or to Jackson of NY within 20 days after receiving it.  Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premium prior to allocation to the Investment Divisions plus the full amount of premium you allocated to the guaranteed fixed account, minus any withdrawals from the guaranteed fixed account.  We will determine the Contract Value in the Allocation Options as of the date we receive the Contract or the date you return it to the selling agent.  Jackson of NY will return premium payments where required by law.

Taxes
Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral).  There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract, receive income payments or transfer cash value between investment options.  State premium taxes may also be deducted.

Owner Transaction Expenses 1

Maximum Withdrawal Charge 2
Percentage of premium withdrawn, if applicable	7%

Commutation Fee:  Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

• (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

• (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

Transfer Charge 3
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 4	$22.50

1	See “Contract Charges.”

2	Years Since Premium Payment	0	1	2	3	4	5	6	7+
	Charge	7%	6%	5%	4%	3%	2%	1%	0%

3	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

4
When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery).  Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge		$30

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions		1.40%

Mortality And Expense Risk Charge	1.25%

Administration Charge	0.15%

Total Separate Account Annual Expenses for Base Contract		1.40%

Optional Endorsements - Please see footnotes 5 - 14 regarding the GMWB charges, which are not based on average account value.

You may select one Guaranteed Minimum Withdrawal Benefit (GMWB) from the grouping below.

7% GMWB Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) 5	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“SafeGuard Max®”) 6	0.81%
5% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 5SM”) 7	1.47%
6% GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2011) (“AutoGuard 6SM”) 8	1.62%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)(“MarketGuard 5®”) 9	0.51%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AdvantageSM”) 10	1.50%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM “) 11	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM With Joint Option”) 12	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB”) 13	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard Freedom® GMWB With Joint Option”) 14	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6®GMWB”) 15	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) 16	1.86%

5
The charge is monthly, currently 0.035% (0.42% annually) of the Guaranteed Withdrawal Balance (GWB), subject to a maximum annual charge of 0.75% as used in the Table.  The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 41.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.

6
The current charge is 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see
“Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 44.

7
The current charge is 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 50.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.

8
The current charge is 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table.  We reserve the right to prospectively change the current charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 53.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.

9
The current charge is 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 57.

10
1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups:  55-59, 60-64, and 65-69, which charge is payable monthly.  The charge for the 5% for Life GMWB With Annual Step-Up varies by age group.  The below table has the maximum and current charges for all age groups.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

5% For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum	Current
Ages 45 – 49	1.02%÷12	0.57%÷12
50 – 54	1.17%÷12	0.72%÷12
55 – 59	1.50%÷12	0.96%÷12
60 – 64	1.50%÷12	0.96%÷12
65 – 69	1.50%÷12	0.96%÷12
70 – 74	0.90%÷12	0.57%÷12
75 – 80	0.66%÷12	0.42%÷12
Charge Basis	GWB
Charge Frequency	Monthly

We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

For more information about the charge for this endorsement, please see “5% For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 30 . For more information about how the endorsement works, please see “5% For Life GMWB With Bonus and Annual Step-Up” beginning on page 60 .

11
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 31 .  For more information about how the endorsement works, please see “For Life GMWB With Annual Step-Up” beginning on page 66 .

12
The current charge is 0.0975% (1.17% annually) of the GWB, subject to a maximum annual charge of 1.71% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 32.  For more information about how the endorsement works, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 73 .

13
The current charge is 0.08% (0.96% annually) of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 32.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up “ beginning on page 80 .

14
The current charge is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.  For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 33.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up “ beginning on page 91 .

15
The current charge is 0.08% (0.96% annually of the GWB, subject to a maximum annual charge of 1.50% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 33.  For more information about how the endorsement works, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 102 .

16
The current chare is 0.105% (1.26% annually) of the GWB, subject to a maximum annual charge of 1.86% as used in the Table.  We reserve the right to prospectively change the current charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the current charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.

The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis.  We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit calculation.

While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The GWB is the guaranteed amount available for future periodic withdrawals.  If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals.  If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 34.  For more information about how the endorsement works, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 111 .

The next tables show the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses.)

Minimum: 0.57%

Maximum: 2. 42%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL/American Funds® Blue Chip Income and Growth	1.26% A	0.25% A	0.02% A	0.00%	1.53% A	0.45% B	1.08% A,B
JNL/American Funds Global Bond	1.38% A	0.25% A	0.03% A	0.00%	1.66% A	0.55% B	1.11% A,B
JNL/American Funds Global Small Capitalization	1.61% A	0.25% A	0.04% A	0.00%	1.90% A	0.60% B	1.30% A,B
JNL/American Funds Growth-Income	1.12% A	0.25% A	0.02% A	0.00%	1.39% A	0.40% B	0.99% A,B
JNL/American Funds International	1.50% A	0.25% A	0.04% A	0.00%	1.79% A	0.55% B	1.24% A,B
JNL/American Funds New World	1.94% A	0.25% A	0.05% A	0.00%	2.24% A	0.80% B	1.44% A,B
JNL/DFA U.S. Core Equity	0.72%	0.20%	0.00%	0.01%	0.93%	0.12% C	0.81%
JNL/Mellon Capital Global Alpha	1.15%	0.20%	0.00%	0.03%	1.38%	0.00% C	1.38%
JNL/ T. Rowe Price Value	0.72%	0.20%	0.01%	0.00%	0.93%	0.01% C	0.92%
JNL/WMC Money Market	0.36%	0.20%	0.01%	0.00%	0.57%	0.32% D	0.25% D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL Institutional Alt 20	0.17%	0.00%	0.83%	0.00%	1.00%
JNL Institutional Alt 35	0.16%	0.00%	0.95%	0.01%	1.12%
JNL Institutional Alt 50	0.16%	0.00%	1.06%	0.00%	1.22%
JNL Institutional Alt 65	0.18%	0.00%	1.18%	0.00%	1.36%
JNL/American Funds Balanced Allocation	0.45%	0.25%	0.48%	0.00%	1.18%
JNL/American Funds Growth Allocation	0.45%	0.25%	0.50%	0.00%	1.20%
JNL/BlackRock Commodity Securities Strategy	0.77%	0.20%	0.01%	0.01%	0.99%
JNL/BlackRock Global Allocation	0.89%	0.20%	0.01%	0.01%	1.11%
JNL/Brookfield Global Infrastructure	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Capital Guardian Global Balanced	0.80%	0.20%	0.01%	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.87%	0.20%	0.01%	0.01%	1.09%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL/Eagle SmallCap Equity	0.78%	0.20%	0.00%	0.00%	0.98%
JNL/Eastspring Investments Asia ex-Japan	1.05%	0.20%	0.00%	0.02%	1.27%
JNL/Eastspring Investments China-India	1.10%	0.20%	0.00%	0.01%	1.31%
JNL/Franklin Templeton Founding Strategy	0.05%	0.00%	1.03%	0.00%	1.08%
JNL/Franklin Templeton Global Growth	0.84%	0.20%	0.01%	0.01%	1.06%
JNL/Franklin Templeton Global Multisector Bond	0.90%	0.20%	0.03%	0.00%	1.13%
JNL/Franklin Templeton Income	0.73%	0.20%	0.02%	0.01%	0.96%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.20%	0.01%	0.00%	1.31%
JNL/Franklin Templeton Mutual Shares	0.83%	0.20%	0.02%	0.01%	1.06%
JNL/Franklin Templeton Small Cap Value	0.90%	0.20%	0.02%	0.00%	1.12%
JNL/Goldman Sachs Core Plus Bond	0.67%	0.20%	0.03%	0.01%	0.91%
JNL/Goldman Sachs Emerging Markets Debt	0.86%	0.20%	0.01%	0.01%	1.08%
JNL/Goldman Sachs Mid Cap Value	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/Goldman Sachs U.S. Equity Flex	0.95%	0.20%	0.01%	0.98%	2.14%
JNL/Invesco Global Real Estate	0.85%	0.20%	0.01%	0.00%	1.06%
JNL/Invesco International Growth	0.80%	0.20%	0.02%	0.00%	1.02%
JNL/Invesco Large Cap Growth	0.76%	0.20%	0.01%	0.00%	0.97%
JNL/Invesco Small Cap Growth	0.95%	0.20%	0.01%	0.00%	1.16%
JNL/Ivy Asset Strategy	1.01%	0.20%	0.01%	0.00%	1.22%
JNL/JPMorgan International Value	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/JPMorgan MidCap Growth	0.77%	0.20%	0.01%	0.00%	0.98%
JNL/JPMorgan U.S. Government & Quality Bond	0.48%	0.20%	0.01%	0.00%	0.69%
JNL/Lazard Emerging Markets	1.02%	0.20%	0.00%	0.00%	1.22%
JNL/Lazard Mid Cap Equity	0.81%	0.20%	0.01%	0.00%	1.02%
JNL/M&G Global Basics	1.00%	0.20%	0.00%	0.00%	1.20%
JNL/M&G Global Leaders	1.00%	0.20%	0.00%	0.00%	1.20%
JNL/Mellon Capital Emerging Markets Index	0.55%	0.20%	0.01%	0.04%	0.80%
JNL/Mellon Capital European 30	0.57%	0.20%	0.00%	0.00%	0.77%
JNL/Mellon Capital Pacific Rim 30	0.54%	0.20%	0.00%	0.01%	0.75%
JNL/Mellon Capital S&P 500 Index	0.35%	0.20%	0.01%	0.03%	0.59%
JNL/Mellon Capital S&P 400 MidCap Index	0.37%	0.20%	0.01%	0.02%	0.60%
JNL/Mellon Capital Small Cap Index	0.36%	0.20%	0.00%	0.02%	0.58%
JNL/Mellon Capital International Index	0.41%	0.20%	0.00%	0.04%	0.65%
JNL/Mellon Capital Bond Index	0.36%	0.20%	0.01%	0.00%	0.57%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index	0.48%	0.20%	0.00%	0.02%	0.70%
JNL/Mellon Capital Index 5	0.05%	0.00%	0.59%	0.00%	0.64%
JNL/Mellon Capital 10 x 10	0.05%	0.00%	0.62%	0.00%	0.67%
JNL/Morgan Stanley Mid Cap Growth	0.90%	0.20%	0.02%	0.01%	1.13%
JNL/Neuberger Berman Strategic Income	0.75%	0.20%	0.06%	0.00%	1.01%
JNL/Oppenheimer Global Growth	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/PIMCO Real Return	0.58%	0.20%	0.00%	0.07%	0.85%
JNL/PIMCO Total Return Bond	0.60%	0.20%	0.00%	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.80%	0.20%	0.01%	0.00%	1.01%
JNL/PPM America High Yield Bond	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/PPM America Mid Cap Value	0.85%	0.20%	0.00%	0.01%	1.06%
JNL/PPM America Small Cap Value	0.85%	0.20%	0.00%	0.01%	1.06%
JNL/PPM America Value Equity	0.65%	0.20%	0.00%	0.01%	0.86%
JNL/Red Rocks Listed Private Equity	0.97%	0.20%	1.25%	0.00%	2.42%
JNL/T. Rowe Price Established Growth	0.66%	0.20%	0.00%	0.01%	0.87%
JNL/T. Rowe Price Mid-Cap Growth	0.80%	0.20%	0.00%	0.01%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.51%	0.20%	0.00%	0.00%	0.71%
JNL/UBS Large Cap Select Growth	0.77%	0.20%	0.01%	0.00%	0.98%
JNL/WMC Balanced	0.54%	0.20%	0.01%	0.00%	0.75%
JNL/WMC Value	0.58%	0.20%	0.00%	0.00%	0.78%
JNL/S&P Managed Conservative	0.15%	0.00%	0.84%	0.00%	0.99%
JNL/S&P Managed Moderate	0.14%	0.00%	0.87%	0.00%	1.01%
JNL/S&P Managed Moderate Growth	0.14%	0.00%	0.91%	0.00%	1.05%
JNL/S&P Managed Growth	0.14%	0.00%	0.94%	0.00%	1.08%
JNL/S&P Managed Aggressive Growth	0.16%	0.00%	0.96%	0.00%	1.12%
JNL Disciplined Moderate	0.17%	0.00%	0.75%	0.00%	0.92%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management and Admin Fee	Distribution and/or Service (12b-1) Fees	Acquired Fund Fees and Expenses	Other Expenses	Total Annual Fund Operating Expenses
JNL Disciplined Moderate Growth	0.17%	0.00%	0.72%	0.00%	0.89%
JNL Disciplined Growth	0.18%	0.00%	0.70%	0.00%	0.88%
JNL/S&P Competitive Advantage	0.49%	0.20%	0.00%	0.00%	0.69%
JNL/S&P Dividend Income & Growth	0.47%	0.20%	0.00%	0.00%	0.67%
JNL/S&P Intrinsic Value	0.49%	0.20%	0.00%	0.00%	0.69%
JNL/S&P Total Yield	0.50%	0.20%	0.00%	0.00%	0.70%
JNL/S&P 4	0.05%	0.00%	0.69%	0.00%	0.74%
JNL/Mellon Capital Nasdaq ® 25	0.44%	0.20%	0.00%	0.05%	0.69%
JNL/Mellon Capital Value Line ® 30	0.44%	0.20%	0.00%	0.10%	0.74%
JNL/Mellon Capital Dow SM Dividend	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital S&P ® 24	0.44%	0.20%	0.00%	0.02%	0.66%
JNL/Mellon Capital 25	0.44%	0.20%	0.00%	0.00%	0.64%
JNL/Mellon Capital Select Small-Cap	0.45%	0.20%	0.00%	0.00%	0.65%
JNL/Mellon Capital JNL 5	0.42%	0.20%	0.00%	0.02%	0.64%
JNL/Mellon Capital VIP	0.45%	0.20%	0.00%	0.03%	0.68%
JNL/Mellon Capital JNL Optimized 5	0.44%	0.20%	0.00%	0.04%	0.68%
JNL/Mellon Capital S&P ® SMid 60	0.44%	0.20%	0.00%	0.02%	0.66%
JNL/Mellon Capital NYSE ® International 25	0.53%	0.20%	0.00%	0.05%	0.78%
JNL/Mellon Capital Communications Sector	0.48%	0.20%	0.00%	0.02%	0.70%
JNL/Mellon Capital Consumer Brands Sector	0.46%	0.20%	0.00%	0.02%	0.68%
JNL/Mellon Capital Financial Sector	0.45%	0.20%	0.00%	0.03%	0.68%
JNL/Mellon Capital Healthcare Sector	0.44%	0.20%	0.00%	0.03%	0.67%
JNL/Mellon Capital Oil & Gas Sector	0.43%	0.20%	0.00%	0.03%	0.66%
JNL/Mellon Capital Technology Sector	0.44%	0.20%	0.00%	0.03%	0.67%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.41%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.43%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.71%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.75%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.49%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.73%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.79%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated at the maximum Fund fees and expenses.  Neither transfer fees nor premium tax charges are reflected in the example.  The example also assumes that your investment has a 5% annual return on assets each year.

The following example indicates maximum Fund fees and expenses if you select the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$6 65	$1, 818	$2, 948	$5,6 95

If you annuitize at the end of the applicable time period:

1 year *	3 years	5 years	10 years
$6 65	$1, 818	$2, 948	$5,6 95

*  Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$5 95	$1,7 68	$2, 918	$5,6 95

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units under Contracts offered by this Prospectus constitutes the condensed financial information, which can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements.  The financial statements of the Separate Account and Jackson of NY can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts.  Jackson of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson of NY is a Contract between you, the owner, and Jackson of NY, an insurance company.  The Contract provides a means for allocating on a tax-deferred basis to the guaranteed fixed account and Investment Divisions.  The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases:  (1) the accumulation phase, and (2) the income phase.  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.  Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options.  The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson of NY for the duration of the guaranteed fixed account period.  While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson of NY.  The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year.  If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions.  The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract.  You and your spouse can be joint owners.  You can assign the Contract at any time during your lifetime but Jackson of NY will not be bound until it receives written notice of the assignment (there is an assignment form).  An assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Jackson of NY Service Center for help and more information.

The Contract is a single premium fixed and variable deferred annuity contract.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.

JACKSON OF NY

Jackson of NY is a stock life insurance company organized under the laws of the state of New York in July 1995.  Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  Jackson of NY is admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan.  Jackson of NY is ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of M&G Investment Management Limited, PPM America, Inc., and Eastspring Investments (Singapore) Limited, each a sub-adviser; and Jackson National Asset Management, LLC (“JNAM”) , the Funds’ investment adviser and administrator.   JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL  60606.

Jackson of NY has responsibility for administration of the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson of NY is working to provide documentation electronically.  When this program is available, Jackson of NY will, as permitted, forward documentation electronically.  Please contact us at our Jackson of NY Service Center for more information.

THE GUARANTEED FIXED ACCOUNT

If you select a guaranteed fixed account, your money will be placed with Jackson of NY's other assets.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company's creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The guaranteed fixed account options are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed account.  Disclosures regarding the guaranteed fixed account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Your Contract contains a more complete description of the guaranteed fixed account options.

THE SEPARATE ACCOUNT

The JNLNY Separate Account I was established by Jackson of NY on September 12, 1997, pursuant to the provisions of New York law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson of NY and the obligations under the Contracts are obligations of Jackson of NY.  However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson of NY may conduct.  All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson of NY may issue.

The Separate Account is divided into Investment Divisions.  Jackson of NY does not guarantee the investment performance of the Separate Account or the Investment Divisions.

INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the guaranteed fixed accounts at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Institutional Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

Important information regarding the Investment Divisions investing in the JNL Institutional Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund (collectively, the “Divisions”):  Effective August 29, 2011, the Divisions stopped accepting any additional allocations or transfers. If as of August 29, 2011 you had an automatic program, such as Dollar Cost Averaging, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to invest in the Divisions based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue an allocation to the Division. The Divisions are not available for any new or revised allocation instructions under any automatic program.  If you make a subsequent Premium payment and still have future allocation instructions on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available Investment Division.  Amounts invested in any of the Divisions as of August 29, 2011 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available.  However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust

JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Blue Chip Income and Growth Fund” or “Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Global Bond Fund” or “Master Fund”). The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. The Master Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Global Small Capitalization Fund” or “Master Fund”). The Master Global Small Capitalization Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries). The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Growth-Income Fund” or “Master Fund”). The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that the investment advisor to the Master Fund believes demonstrate the potential for appreciation and/or dividends.  The Master Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master International Fund” or “Master Fund”). The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies domiciled outside the United States , including companies domiciled in developing countries, that the investment adviser of the Master Fund believes have the potential for growth . The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund ® (“Master New World Fund” or “Master Fund”). The Master Fund is designed for investors seeking capital appreciation over time.  The Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 80%), and non-traditional asset classes and strategies (approximately 20%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 65%), and non-traditional asset classes and strategies (approximately 35%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 50%), and non-traditional asset classes and strategies (approximately 50%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL Institutional Alt 65 Fund (Please Note:  The Investment Division investing in the JNL Institutional Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other f unds (“Underlying Funds”) that invest primarily in equity and fixed income securities .  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust.  Not all f unds of the JNL Series Trust, the JNL Variable Fund LLC, and the Curian Variable Series Trust are available as Underlying Funds.  Under normal circumstances, the Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and strategies (approximately 35%), and non-traditional asset classes and strategies (approximately 65%).   Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential, in fixed income securities including bonds of U.S. issuers as well as foreign bonds denominated in currencies other than U.S. dollars, in investment-grade securities, as well as, Underlying Funds that invest in high-yield, high-risk bonds.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC

Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC

Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/BlackRock Commodity Securities Strategy Fund (formerly, JNL/BlackRock Commodity Securities Fund )
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund may invest in securities of any market capitalization.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50% to 75% of its assets in the “Natural Resources Strategy,” and 25% to 50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodity Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility.  Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.  The Fund may invest in the securities of companies of any market capitalization.  The Fund uses derivatives as a means of managing exposure to foreign currencies and other adverse market movements, as well as to increase returns.

JNL/Brookfield Global Infrastructure Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)

Seeks total return through growth of capital and current income by investing , under normal market conditions, at least 80% of its net assets in securities of publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States.  Securities in which the Fund may invest include, but are not limited to, common, convertible and preferred stock, stapled securities, income trusts, limited partnerships, and limited partnership interests in the general partners of master limited partnerships, issued by infrastructure and infrastructure-related companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a 65%/35% blend of equities and fixed income , but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed income securities.  The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.  The Fund may also invest in equity securities of developing country (emerging market) issuers.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. U niverse.  The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  Additionally, the range by which the Fund’s percentage allocation to all securities as compared to the U.S. Universe may be modified after considering other factors the Sub-Adviser determines to be appropriate, such as free float, momentum, trading strategies, liquidity management and expected profitability.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return and capital appreciation by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.   Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India. Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.  Derivatives will not be used, however, to leverage the Fund's exposure above its total net assets.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in/ making allocations (approximately 33 1/3%) of its assets and cash flows among Class A shares of the following three Underlying Funds: 1) JNL/Franklin Templeton Income Fund; 2) JNL/Franklin Templeton Global Growth Fund; and 3) JNL/Franklin Templeton Mutual Shares Fund.  These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets.   The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains by investing, under normal market conditions, primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide (collectively, “ bonds ”) .   The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund's assets will be invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.   The equity securities in which the Fund invests consist primarily of common stock. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage and asset-backed securities, debentures, zero coupon bonds, notes, and short term debt instruments.   The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.  In its search for growth opportunities, the Fund maintains the flexibility , based on economic conditions, to invest in common stocks of companies from a variety of industries such as utilities financials, energy and healthcare , but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies. The equity securities in which the Fund primarily invests are common stock. The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index.  The Fund may invest up to 10% of its net assets in developing or emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income by investing, under normal market conditions, primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests primarily in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.  To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest.  However, the Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion or a significant amount in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, under normal market conditions , at least 80% of its assets in investments of small-capitalization companies.  The Sub-Adviser deems small capitalization companies as companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.   The Fund invests primarily in common stocks.  The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.  The Fund does not currently intend to invest more than 75% of assets in non-investment grade securities.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note:  The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation, by investing, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and /or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.   Such instruments referred to in (i) above may include credit linked notes and other investments with similar economic exposures. Emerging market countries include but are not limited to those considered to be developing by the World Bank.

Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.   Additionally, the Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to attempt to improve the performance of the Fund and to gain exposure to certain countries or currencies in the Fund’s investment portfolio.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index .  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.   The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.  The Fund may also invest in derivatives.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.  The Sub-Adviser will normally establish long and short positions in equity securities.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management L imited )

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States. These companies include real estate investment trusts or other real estate operating companies. The Fund may also invest in the following other investments that have economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts.  These derivatives and other instruments may have the effect of leveraging the Fund’s portfolio.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S. The Fund may also invest no more than 30% in emerging markets securities.  Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as synthetic instruments.  Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.   The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. )

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s investments may include other securities, such as derivative instruments.   D erivative instruments are investments that have economic characteristics similar to the Fund’s direct investments.   D erivative instruments in which the Fund may invest may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. D erivative instruments may have the effect of leveraging the Fund’s portfolio.   The Fund may also invest up to 25% of its total assets in foreign securities.  The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe , as well as investments in precious metals and investment s with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.  The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.   The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.  The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note:  The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.  The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital 10 x 10 Fund (formerly, JNL/Mellon Capital Management 10 x 10 Fund )
Jackson National Asset Management, LLC

Seeks to capital appreciation and income by investing in Class A shares of the following Underlying Funds:

➢	50% in the JNL/Mellon Capital JNL 5 Fund;
➢	10% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	10% in the JNL/Mellon Capital Small Cap Index Fund;
➢	10% in the JNL/Mellon Capital International Index Fund; and
➢	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund (formerly, JNL/Mellon Capital Management Index 5 Fund )
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

➢	20% in the JNL/Mellon Capital S&P 500 Index Fund;
➢	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
➢	20% in the JNL/Mellon Capital Small Cap Index Fund;
➢	20% in the JNL/Mellon Capital International Index Fund; and
➢	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund (formerly, JNL/Mellon Capital Management Emerging Markets Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries by investing, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index; which may be in the form of American Depositary receipts, Global Depositary receipts and European Depositary receipts.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund (formerly, JNL/Mellon Capital Management European 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund (formerly, JNL/Mellon Capital Management Pacific Rim 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund (formerly, JNL/Mellon Capital Management S&P 500 Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.   The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund (formerly, JNL/Mellon Capital Management S&P 400 MidCap Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund (formerly, JNL/Mellon Capital Management Small Cap Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund (formerly, JNL/Mellon Capital Management International Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index.  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund (formerly, JNL/Mellon Capital Management Bond Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Global Alpha Fund (formerly, JNL/Mellon Capital Management Global Alpha Fund )  (Please Note:  The Investment Division investing in the JNL/Mellon Capital Management Global Alpha Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund (formerly, JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)

Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.  Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income, by investing under , normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage-backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.   Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.  The Fund may also invest in securities of foreign issuers.  To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note:  The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.  The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.  The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities.  Income is a secondary objective.

JNL/UBS Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and UBS Global Asset Management (Americas) Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.   Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.  The Fund may invest up to 15% of its assets in foreign equity and fixed income securities.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).  The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality.  In selecting companies, SPIAS looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor’s Investment Advisory Services LLC seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.  It is expected that the strategy will tend to select mid- and small-capitalization stocks of the S&P 500.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year :

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 70 % to 90 % to Underlying Funds that invest primarily in fixed income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 50 % to 70 % to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 30 % to 50% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed income securities and 0% to 10 % to Underlying Funds that invest primarily in money market securities.  The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 4 0% to 8 0% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 6 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 6 0% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 10 % to 4 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20 % of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust.  Not all Funds of the JNL Series Trust, the JNL Variable Fund LLC, and the JNL Investors Series Trust are available as Underlying Funds.

Under normal circumstances, the Fund allocates approximately 7 0% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 3 0% to Underlying Funds that invest primarily in fixed income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

JNL Variable Fund LLC

JNL/Mellon Capital Nasdaq ® 25 Fund (formerly, JNL/Mellon Capital Management Nasdaq® 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Value Line ® 30 Fund (formerly, JNL/Mellon Capital Management Value Line® 30 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of 30 companies that Value Line® gives a #1 ranking for TimelinessTM.  The 30 companies are selected each year by the sub-adviser based on certain positive financial attributes.  The #1 TimelinessTM top ranking given to only 100 stocks reflects Value Line’s view of their probable price performance during the next six months relative to the other stocks ranked by Value Line®.

JNL/Mellon Capital Dow SM Dividend Fund (formerly, JNL/Mellon Capital Management DowSM Dividend Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on a specific date each year .

JNL/Mellon Capital S&P ® 24 Fund (formerly, JNL/Mellon Capital Management S&P® 24 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on a specific date each year .

JNL/Mellon Capital S&P ® SMid 60 Fund (formerly, JNL/Mellon Capital Management S&P® SMid 60 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on a specific date each year .  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital NYSE ® International 25 Fund (formerly, JNL/Mellon Capital Management NYSE® International 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in foreign companies that trade on the New York Stock Exchange (“NYSE”).  The 25 companies are selected on a specific date each year   by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 companies with the highest overall ranking on the two factors.  The sub-adviser may also purchase American Depositary Receipts or the foreign stock.

JNL/Mellon Capital 25 Fund (formerly, JNL/Mellon Capital Management 25 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on a specific date each year .

JNL/Mellon Capital Select Small-Cap Fund (formerly, JNL/Mellon Capital Management Select Small-Cap Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing, under normal circumstances, at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on a specific date each year .

JNL/Mellon Capital JNL 5 Fund (formerly, JNL/Mellon Capital Management JNL 5 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital JNL Optimized 5 Fund (formerly, JNL/Mellon Capital Management JNL Optimized 5 Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital VIP Fund (formerly, JNL/Mellon Capital Management VIP Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Communications Sector Fund (formerly, JNL/Mellon Capital Management Communications Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Consumer Brands Sector Fund (formerly, JNL/Mellon Capital Management Consumer Brands Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Financial Sector Fund (formerly, JNL/Mellon Capital Management Financial Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Healthcare Sector Fund (formerly, JNL/Mellon Capital Management Healthcare Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund (formerly, JNL/Mellon Capital Management Oil & Gas Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Technology Sector Fund (formerly, JNL/Mellon Capital Management Technology Sector Fund )
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual funds.  We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers.  The Funds described are available only through variable annuity Contracts issued by Jackson of NY.  They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base.  A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund.  You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing.  Additional Funds and Investment Divisions may be available in the future.  The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-599-5651 (NY Annuity and Life Service Center) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 30313, Lansing, Michigan 48909-7813 or by visiting www.jackson.com.

Voting Rights. To the extent required by law, Jackson of NY will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders.  When Jackson of NY receives instructions, we will vote all the shares Jackson of NY owns in proportion to those instructions.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. Jackson of NY may be required to, or determine in its sole discretion to, substitute a different mutual Fund for the one the Investment Division is currently invested in.  This will be done with any required approval of the SEC.  Jackson of NY will give you notice of such transactions.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased.  We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for the Mortality and Expense Risk Charge.  On an annual basis, this charge equals 1.25% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted.  This charge does not apply to the guaranteed fixed account.

The Mortality and Expense Risk Charge compensate us for the risks we assume in connection with all the Contracts, not just your Contract.  The mortality risks that Jackson of NY assumes arise from our obligations under the Contracts:

●	to make income payments for the life of the annuitant during the income phase;
●	to waive the withdrawal charge in the event of your death; and
●	to provide a standard death benefit prior to the Income Date.

The expense risk that Jackson of NY assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

Administration Charge. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted.  This charge does not apply to the guaranteed fixed accounts.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

Annual Contract Maintenance Charge. During the accumulation phase, Jackson of NY deducts a $30 annual contract maintenance charge on each anniversary of the date on which your Contract was issued.  If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value.

Jackson of NY will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.  Jackson of NY may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract Year.  Jackson of NY may waive the transfer fee in connection with pre-authorized automatic transfer programs or may charge a lesser fee where required by state law.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Withdrawal Charge. During the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without imposition of a withdrawal charge of:

●	premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn),
●	earnings, and
●
10% during each Contract Year for the first withdrawal of premium of the year, 10% of premium paid that is still subject to a withdrawal charge (not yet withdrawn), less earnings (“Free Withdrawal”)(and required minimum distribution will be counted as part of the free withdrawal amount).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years.  The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson of NY treats withdrawals as coming first from earnings and then from the oldest remaining premium.  If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract.  If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson of NY does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owners' death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge).  Withdrawals for terminal illness or other specified conditions as defined by Jackson of NY may not be subject to a withdrawal charge.

Jackson of NY may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense.  Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson of NY and a prospective purchaser.  Jackson of NY may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson of NY or any of its affiliates.

7% Guaranteed Minimum Withdrawal Benefit  (“SafeGuard 7 Plus”) Charge. If you select the 7% Guaranteed Minimum Withdrawal Benefit, you will pay 0.035% (0.42% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 41.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine accumulation unit value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up – subject to a maximum charge of 0.75% annually.  The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 41.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge. If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, you pay the charge, currently 0.0375% of the GWB each Contract Month (0.45% annually).  We will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 44 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a Step-Up – subject to a maximum charge of 0.81% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 44 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. If you select the 5% GMWB With Annual Step-Up you will pay 0.055% of the GWB (0.66% annually) each Contract month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 50.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.47% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 50.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge. If you select the 6% GMWB With Annual Step-Up you will pay 0.0725% of the GWB each Contract month (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 53 .

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).  We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.62% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up” beginning on page 53 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge.  If you select the 5% GMWB without Step-Up, you will pay 0.0175% each Contract month of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 57 .

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date.  If you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).  We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, or, subject to a maximum charge of 0.51% annually.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 57 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 60 .  With joint Owners, the charge is based on the older Owner's age.  For the Owner that is a legal entity, the charge is based on the Annuitant's age.  (With joint Annuitants, the charge is based on the older Annuitant's age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum	Current
Ages 45 – 49	1.02% ÷ 12	0.57% ÷ 12
50 – 54	1.17% ÷ 12	0.72% ÷ 12
55 – 59	1.50% ÷ 12	0.96% ÷ 12
60 – 64	1.50% ÷ 12	0.96% ÷ 12
65 – 69	1.50% ÷ 12	0.96% ÷ 12
70 – 74	0.90% ÷ 12	0.57% ÷ 12
75 – 80	0.66% ÷ 12	0.42% ÷ 12
Charge Basis	GWB
Charge Frequency	Monthly

You pay the applicable annual percentage of the GWB each month.  But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 64 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 60 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.08% (0.96% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 66 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.50% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 72 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 66 .  Also see “Guaranteed Minimum

Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit, you will pay 0.0975% (1.17% annually) of the GWB each Contract Month, which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 73 .

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) – subject to a maximum charge of 1.71% annually.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 79 .  Please check with your representative to learn about the current level of the charge, or contact us at the Jackson of NY Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 73 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 80 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.50% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 88 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 80 .  Also see “Guaranteed

Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” beginning on page 89 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum charge of 1.86% annually.  We may also change the charge when there is a Step-Up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic Step-Up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 99 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 89 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  If you select the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.08% of the GWB each Contract Month (0.96% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 102 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.50% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 109 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 102 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  If you select the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up, you will pay 0.105% of the GWB each Contract Month (1.26% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111 .  We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last monthly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the maximum annual charge of 1.86% annually.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 118 .  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 111 .  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 41 of the prospectus for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Other Expenses. Jackson of NY pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund I LLC for the Funds.

Premium Taxes. Some governmental entities charge premium taxes or other similar taxes.  Jackson of NY is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them.  Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

Income Taxes. Jackson of NY reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD” or “Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson®), Jackson of NY's parent.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).   For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings) , sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees and business development and educational enhancement items, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products:

Commonwealth Financial Network
CUSO Financial Services
ING Financial Partners Inc
INVEST Financial Corporation
Lincoln Financial Advisors
LPL Financial Corporation
Merrill Lynch
MML Investors Services Inc
Morgan Keegan
Morgan Stanley Smith Barney
National Planning Corporation
Raymond James
RBC Capital Markets Corp
Securities America
Signator Investors, Inc
SII Investments
Transamerica Financial Advisors, Inc
UBS Financial Services Inc
Wells Fargo Advisors

Woodbury Financial Services Inc

Please see Appendix C for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus.  Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson of NY and Jackson, its parent.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson of NY or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$5,000 under most circumstances
●	$2,000 for a qualified plan Contract
●	The maximum we accept without our prior approval is $1 million

Minimum Additional Premiums:

●	$500
●	$50 under the automatic payment plan
●	You can pay additional premiums at any time during the accumulation phase

There is a $100 minimum balance requirement for each Investment Division and guaranteed fixed account.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

Allocations of Premium. When you purchase a Contract, Jackson of NY will allocate your premium to one or more of the Allocation Options you have selected.  Your allocations must be in whole percentages ranging from 0% to 100%.  The minimum amount you may allocate to the guaranteed fixed account or an Investment Division is $100.  Jackson of NY will allocate additional premiums in the same way unless you tell us otherwise.

You may not allocate your Contract Value to more than 18 variable options plus the guaranteed fixed account at any one time.

Jackson of NY will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information required by us for purchase of a Contract.  If we do not receive all of the required information, we will contact you to get the necessary information.  If for some reason Jackson of NY is unable to complete this process within five business days, we will return your money.

The Jackson of NY business day closes when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Capital Protection Program. Jackson of NY offers a Capital Protection program that a Contract Owner may request at issue.  Under this program, Jackson of NY will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid.  The rest of the premium will be allocated to the Investment Divisions based on your allocation.  If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

Accumulation Units. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions.  In order to keep track of the value of your Contract, Jackson of NY uses a unit of measure called an accumulation unit.  During the income phase it is called an annuity unit.
Every business day Jackson of NY determines the value of an accumulation unit for each of the Investment Divisions.  This is done by:

1.	determining the total amount of assets held in the particular Investment Division;

2.	subtracting any asset-based insurance charges and any other charges, such as taxes;

3.	dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in the computation.

The value of an accumulation unit may go up or down from day to day.  The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make a premium payment, Jackson of NY credits your Contract with accumulation units.  The number of accumulation units credited is determined at the close of Jackson of NY's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the guaranteed fixed account must occur prior to the Income Date.  Transfers from the guaranteed fixed account will be subject to any applicable interest rate adjustment.  There may be periods when we do not offer the guaranteed fixed account, or when we impose special transfer requirements on the guaranteed fixed account.  If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the applicable guaranteed fixed account option.  You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Restrictions on Transfers: Market Timing. The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Jackson of NY Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics.  You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Jackson of NY Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.  Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner, ceases, and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

•	by making either a partial or complete withdrawal,
•	by electing the systematic withdrawal program,
•	by electing a Guaranteed Minimum Withdrawal Benefit, or
•	by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable interest rate adjustment.   We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 27.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal.  After your withdrawal, at least $100 must remain in the guaranteed fixed account or Investment Division from which the withdrawal was taken.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal.

Your withdrawal request must be in writing.  Jackson of NY will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change.  We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Jackson of NY Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 124 .

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up is available only to spouses and differs from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option (which is available to spouses and unrelated parties) and enjoys the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up” subsections beginning on pages 73 ,  91 and 111 .)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWB with Bonus and Annual Step-Up has a higher charge than the For Life GMWB with Bonus and Annual Step-Up without the Joint Option.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations.  Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page  125 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution.

Finally, please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit's Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix B that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB.  The 7% GMWB may also be selected within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	7% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 7% GMWB, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 7% GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up.  In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the earlier of:

●	The Owner's (or any joint Owner's) death;
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA orRMD, as applicable -	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date.  This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to Step-Up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent Step-Up must follow the Step-Up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.  If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	5% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.

Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 6% GMWB With Annual Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract). We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.  If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added.  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the

GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5, and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “Required Minimum Distribution Calculations” below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before March 31, 2008, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal, or
●	the GWB after the partial withdrawal, or
●	6% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.
Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the

 GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 6% GMWB With Annual Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-Up. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 6% of the new GWB or GAWA before step-up.  Step-Ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups.  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.  In addition, the GWB can never be more than $5 million with a Step-Up.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”). The following description is supplemented by some examples in Appendix B that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.
For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. The 5% GMWB without Step-Up is not available on a Contract that already has a GMWB (one GMWB only per Contract).  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without Step-Up cannot be canceled.  If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The 5% GMWB without Step-Up may be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added.  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and interest rate adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a premium payment, the GWB is increased by the amount of the net premium payment.  Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix B illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix B).   For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and interest rate adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements.  They are subject to the same restrictions and processing rules as described in the Contract.  Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.

Required Minimum Distribution Calculations.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that the 5% GMWB Without Step-Up ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your beneficiary will receive the scheduled payments.  No other death benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”). The following description of this GMWB is supplemented by the examples in Appendix B, particularly examples 6 and 7 for the Step-Ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or
	●	The greater of the GWB before the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to the guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the premium net of any applicable premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a Step-Up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the Step-Up.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility – whether or not the spousal beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to June 4, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the Step-Ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant). The For Life Guarantee becomes effective when this GMWB is added to the Contract.
So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and in Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility – whether or not the spousal beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary beneficiary and all other beneficiaries will be treated as contingent beneficiaries.  The For Life Guarantee will not apply to these contingent beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal beneficiary will become the Owner upon Spousal Continuation and he or she may name a beneficiary; however, that beneficiary is not considered a Covered Life.  Likewise, if the primary spousal beneficiary dies first, the Owner may name a new beneficiary; however, that beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal; Or
	●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who helped you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “Step-Up”).  Upon election of a Step-Up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date.  Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups.  The GWB can never be more than $5 million with a Step-Up.  However, automatic Step-Ups still occur and elected Step-Ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for Step-Up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page  73 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change beneficiaries.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-Ups will continue automatically or as permitted in accordance with the above rules for Step-Ups.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);

●
The date of death of the Owner (or either joint Owner), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal beneficiary and the spousal beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 63.  If the Owner (or oldest Owner) was 63 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all– prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

If this GMWB is added to your Contract on or after January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract on or after October 6, 2008, but before January 12, 2009, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 62.  If the youngest Covered Life was 62 years old or older on the endorsement's effective date, then the For Life Guarantee became effective when this GMWB was added to the Contract.

If this GMWB was added to your Contract before October 6, 2008, the For Life Guarantee became effective when this GMWB was added to the Contract.

The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.
The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:
• The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or
• The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix B for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “Step-Up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up.  Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page  91 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5% of the Bonus Base (defined below)(7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% of the Bonus Base (7% of the Bonus Base if the youngest Covered Life is 59 or older when this GMWB is added to the Contract), which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.  (If this GMWB was added to the Contract before October 6, 2008, the bonus equals 7% of the Bonus Base for all ages.)

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●
The GWB is recalculated, increasing by 5% (7% if the youngest Covered Life is 59 or older when this GMWB is added to the Contract) of the Bonus Base.  (If this GMWB was added to the Contract before October 6, 2008, the GWB increases by 7% for all ages.)

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.  This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

●	The Owner's life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.

The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is  not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.   Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2014 , he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix B for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)

Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner's death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the Contract's Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

	○	The Latest Income Date is based on the age of the surviving spouse. Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified

Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix B, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.
This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement's terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial premium net of any applicable premium taxes.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value.

The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date.  The GWB can never be more than $5 million (including upon Step-Up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal.  (In the examples in Appendix B and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.

The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees.  Examples 4, 5 and 7 in Appendix B supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see “RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix B).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an interest rate adjustment.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 124 .

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

RMD NOTES:  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code's RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 2014 Contract Year (ending June 30) is $10.  The RMDs for calendar years 2013 and 2014 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 2013 and $8 in each of the two halves of calendar year 2014 , then at the time the withdrawal in the first half of calendar year 2014 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner's withdrawals for the 2014 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 1943 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.
If the Owner delays taking his first RMD (the 2013 RMD) until March 30, 2013, he may still take the 2014 RMD before the next Contract Year begins, June 30, 2014 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 2014 RMD) after June 30, 2014 , he should wait until the next Contract Year begins (that is after June 30, 2015 ) to take his third RMD (the 2015 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix B, particularly examples 4, 5, and 7.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your RMD.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life's 76th birthday,

Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

●
With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix B.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix B for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.
If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate.  We also reserve the right to refuse subsequent premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix B to see how the GWB is recalculated when the $5 million maximum is hit.

Step-Up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “Step-Up”).

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB).  The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future Step-Up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a Step-Up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to Step-Up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon Step-Up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the Step-Up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a Step-Up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of Step-Up, the Contract Value is $6 million, a Step-Up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

Owner's Death.  The Contract's death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page  111 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable.

Spousal Continuation.  In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-Ups will continue as permitted in accordance with the Step-Up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract's Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.  The GAWA percentage will not change on future Step-Ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 123 .

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page40 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix B, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.
●	With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix B for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix B illustrates the consequences of a withdrawal preceding a Step-Up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on money you receive.  In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.  You may also be subject to a withdrawal charge and an interest rate adjustment.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson of NY may be required to suspend or delay withdrawals or transfers from an Investment Division when:

a)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)	trading on the New York Stock Exchange is restricted;

c)	an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or,

d)	the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson of NY has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract.  The Income Date is the day on which those payments begin.  The Income Date must be at least one year after your Contract is issued.  You can choose the Income Date and an income option.  The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the Income Date.  You must give us notice 7 days before the scheduled Income Date.  Income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both.  Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually.  However, if you have less than $2,000 to apply toward an income option and state law permits, Jackson of NY may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $20 and state law permits, Jackson of NY may set the frequency of payments so that the first payment would be at least $20.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

1.	the value of your Contract in the Investment Division(s) on the Income Date;

2.	the 3% assumed investment rate used in the annuity table for the Contract; and

3.	the performance of the Investment Divisions you selected.

Jackson of NY calculates the dollar amount of the first income payment that you receive from the Investment Divisions.  We then use that amount to determine the number of annuity units that you hold in each Investment Division.  The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions.  The annuity unit value of each Investment Division will vary based on the investment performance of the Fund.  If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal.  If the actual investment performance exceeds the assumed rate, your income payments will increase.  Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income Options. The annuitant is the person whose life we look to when we make income payments.  (Each description assumes that you are the owner and annuitant.)

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.

Option 2 - Joint and Survivor Annuity.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With 120 or 240 Monthly Fixed Periods.  This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period.  If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

Additional Options - Other income options may be made available by Jackson of NY.

DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary).  The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.  Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered before selecting a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.  See the individual GMWB subsections earlier in this prospectus under “ACCESS TO YOUR MONEY” for information about how the GMWB endorsements work.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.  If you have a joint owner, the death benefit will be paid when the first joint owner dies and the surviving joint owner will be treated as the beneficiary.  Any other beneficiary designated will be treated as a contingent beneficiary.  A contingent beneficiary is entitled to receive payment only after the beneficiary dies.  Jackson of NY may limit permissible joint owners to spouses.

The death benefit equals the greatest of:

1.	current Contract Value;

2.	the total premiums paid prior to your death, minus the sum of:

a.	withdrawals and withdrawal charges, and

b.	premium taxes;

3.
the greatest anniversary value prior to your 86th birthday.  The anniversary value is the Contract Value on the first day of a Contract year, less any withdrawals and withdrawal charges, plus any additional premiums since that day.

The death benefit can be paid under one of the following death benefit options:

•	single lump sum payment; or

•	payment of entire death benefit within 5 years of the date of death; or

•
payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson of NY receives proof of death and payments must begin within one year of the date of death.  If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson of NY will pay the death benefit within 7 days.  If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date.  If this Preselected Death Benefit Option election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  The Preselected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option.  If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time.  Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate certain optional benefits you might have elected.  The Contract and its optional benefits remain the same.  Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the individual GMWB subsections earlier in this prospectus under “Access To Your Money.”

If you have elected the Preselected Death Benefit Option, the Contract cannot be continued under the Special Spousal Continuation Option unless preventing continuation would be prohibited by the Internal Revenue Code.  The Preselected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date.  If you or a joint owner die on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant, subject to our underwriting rules.  If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant.  However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected.  Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) plans or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts – General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Also loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts – Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts – Withdrawals and Income Payments. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:  (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts – Required Distributions.  In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death.  The Owner's “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner's “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts – Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals – Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an owner:  (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship.  However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals – Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals – Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:  (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and (iii) the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date.  If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval. The Contract, and all riders attached thereto, has been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of a Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and ERISA.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of a Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  Jackson of NY believes that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson of NY regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 100 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or

(c)	a hardship withdrawal.

JACKSON OF NY TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called

“Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions.  This theoretically gives you a lower average cost per unit over time than you would receive if you made a one-time purchase.  The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.  Certain restrictions may apply.  Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option and the JNL/WMC Money Market Fund).  There is no charge for Earnings Sweep.

Rebalancing. You can arrange to have Jackson of NY automatically reallocate your Contract Value among Investment Divisions and the 1-year guaranteed fixed account periodically to maintain your selected allocation percentages.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.  Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both.

Jackson of NY does not currently charge for participation in this program.  We may do so in the future.

Free Look. You may return your Contract to the selling agent or Jackson of NY within twenty days after receiving it.  Jackson of NY will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premiums prior to allocation to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account, minus any withdrawal from the guaranteed fixed account.  We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.  Jackson of NY will return premium payments where required by law.

Advertising. From time to time, Jackson of NY may advertise several types of performance for the Investment Divisions.

•	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.

•	Standardized average annual total return is calculated in accordance with SEC guidelines.

•
Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

•	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period.  Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge.  The deduction of the annual contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson of NY may approve a change to or waive a provision of the Contract.  Any change or waiver must be in writing.  Jackson of NY may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson of NY.

Confirmation of Transactions.  We will send you a written statement confirming that a financial transaction, such as a premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings. Jackson National Life Insurance Company (Jackson of NY's parent) and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers, including a modal premium case, alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson of NY’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

PRIVACY POLICY

FACTS	WHAT DOES JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (Jackson of New York) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•       Social Security Number
•       Birth Date
•       Address
•       Financial Information
•       Medical History

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Jackson of New York chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Jackson of New York share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1(800) 644-4565 or go to www.jackson.com

WHAT WE DO
How does Jackson of New York protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Employees are bound to a Code of Conduct requiring all information be kept in strict confidence, and are subject to disciplinary action for violation of the Code. We restrict access to nonpublic personal information to those employees who need to know that information to provide products and services to you.

How does Jackson of New York collect my personal information?	We collect your personal information, for example, from information we receive from you on applications and forms;

	·	information about your transactions with us;

	·	information we receive from a consumer reporting agency;

	·	information we obtain from others in the process of verifying information you provide us; and

	·	individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Federal law gives you the right to limit only

	·	sharing for affiliates’ everyday business purposes – information about your credit worthiness

	·	affiliates from using your information to market to you

	·	sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Jackson of New York does not share with our affiliates.
Nonaffiliates	Jackson of New York does not share with nonaffiliates so they can market to you.
Joint Marketing	Jackson of New York does not jointly market.

Questions. If you have questions about your Contract, you may call or write to us at:

●	Jackson of NY Service Center: 1 (800) 599-5651, P.O. Box 3031 3 , Lansing, Michigan 48909-781 3

●	Jackson of NY IMG Service Center: 1 (888) 464-7779, P.O. Box 30901 , Lansing, Michigan 48909- 8401

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson of NY

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital VIP Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P ® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM Dividend Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not :

•	Sponsor, endorse, sell or promote the Products.

•	Recommend that any person invest in the Products.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

•	Have any responsibility or liability for the administration, management or marketing of the Products.

•	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
●	Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:

	●	The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
	●	The accuracy or completeness of the Indexes and its data;
	●	The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
●	Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
●
Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor's Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein

(negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, or the JNL/Mellon Capital VIP Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund, the JNL/Mellon Capital VIP Fund and the JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE® International 25 Fund.

NYSE Group, Inc. does not:

●	Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE® International 25 Fund.
●	Recommend that any person invest in the JNL/Mellon Capital NYSE® International 25 Fund or any other securities.
●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE® International 25 Fund.
●	Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE® International 25 Fund.
●
Consider the needs of the JNL/Mellon Capital NYSE® International 25 Fund or the owners of the JNL/Mellon Capital NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE® International 25 Fund. Specifically,
●	NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital NYSE® International 25 Fund, the owner of the JNL/Mellon Capital NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;

	●	The accuracy or completeness of the Index and its data;
	●	The merchantability and the fitness for a particular purpose or use of the Index and its data;
●	NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
●
Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Value Line® 30 Fund, the JNL/Mellon Capital VIP Fund, and the JNL/Mellon Capital JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Value Line® 30 Fund, the JNL/Mellon Capital VIP Fund, and the JNL/Mellon Capital JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY

OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

Example 1: At election, your GWB is set and your GAWA is determined based on that value.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted:
♦
Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

Example 2: If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: Upon payment of a subsequent Premium, your GWB and GAWA are re-determined.  Your GWB is subject to a maximum of $5,000,000.

▪	Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:
♦	Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).
♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

▪	Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:
♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment.  The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

Example 4: Upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your RMD), your GWB and GAWA are re-determined.

▪	Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:
♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 5: Upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4), your GWB and GAWA are re-determined.

▪	Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

-
Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual Step-Up provision and is effective on or after 03/31/2008, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.

Example 6: Upon step-up, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Step-Up provision.)

▪	Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪	Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life’s attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

Example 7: Impact of the order of transactions.  (This example only applies if your endorsement contains a Step-Up provision.)

▪
Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:
♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB).  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.
-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the first withdrawal (if not previously determined).
-
If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦	If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: Upon application of the Guaranteed Withdrawal Balance Bonus, your GWB and GAWA are re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

Example 9: For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life’s 65th birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 12/03/2007 and before 03/31/2008, your reset date is the Contract Anniversary on or immediately following your 60th birthday.  If your endorsement is effective on or after 03/31/2008 and before 10/06/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009, your reset date is the Contract Anniversary on or immediately following your 63rd birthday (or the youngest Covered Life’s 62nd birthday if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective on or after 01/12/2009, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the youngest Covered Life’s 59 1/2 birthday if your endorsement is a For Life GMWB with Joint Option).

Example 10: For Life Guarantee on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective prior to 12/03/2007 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If your endorsement is effective on or after 10/06/2008 and before 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life 62nd birthday.  If your endorsement is effective on or after 01/12/2009 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date the youngest Covered Life attains age 59 1/2.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement contains a varying benefit percentage, your BDB remains unchanged at the time of continuation.

Example 11: Upon application of the Guaranteed Withdrawal Balance adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision.)

▪	Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

▪	Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:
♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

▪	Notes:
♦	The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2012 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Bankers & Investors Co	Center Street Securities	Deutsche Bank Securities, Inc.
Adirondack Trading Group LLC	BB&T Investment Services Inc	Century Securities & Associates, Inc.	DeWaay Financial Network, LLC
Advest, Inc.	BBVA Compass Investment Solutions Inc.	Ceros Financial Services INC	DFPG Investments
Advisory Group Equity Services	BCG Securities	Cetera Advisors LLC	Dorsey and Company, Inc.
Aegis Capital Corp	Benjamin F Edwards & Co Inc	Cetera Financial Specialists	Double Eagle Securities of America Inc.
Affinity Financial Services, LLC	Berthel Fisher & Co Financial Services	CFD Investments, Inc.	Downstate Securities Group, Inc.
Alamo Capital	BestVest Investments, Ltd.	Chelsea Financial Services	Duncan Williams Inc.
Allegheny Investments, Ltd.	BFT Financial Group	CIM Securities LLC	EDI Financial Inc.
Allegiance Capital	BMO Harris Financial Advisors, Inc.	Client One Securities LLC	Edward Jones
Allegiant Securities	BOSC Inc	Coastal Equities	EK Riley Investments, LLC
Allen & Company	Brecek & Young Advisors, Inc.	Colorado Financial Service Corporation	ePlanning Securities
Allen, Mooney & Barnes Brokerage	Broker Dealer Financial	Comerica Insurance Services, Inc.	Equable Securities Corp.
Services, LLC	Brokers International Financial Services	Commonwealth Financial Network	Equity Services Inc
Allied Beacon Partners Inc	Bruce A. Lefavi Securities, Inc.	Community Investment Services	Essex Financial Services Inc
Allstate Financial Services LLC	Cadaret, Grant & Company	Comprehensive Asset Management and	Essex National Securities Inc
American Equity Investment Corp	Calton & Associates Inc	Servicing, Inc.	Fairport Capital, Inc.
American General Securities, Inc.	Cambridge Investment Research	Concorde Investment Services	FCG Advisors, LLC
American Independent Securities Group, LLC	Cantella & Co, Inc	Coombe Financial Services Inc.	Fenwick Securities, Inc.
American Investors Company	Cape Fear Securities, Inc.	Coordinated Capital Securities	Fifth Third Securities
American Municipal Securities, Inc.	Cape Securities	Country Club Financial Services Inc.	Financial Advisers Of America
American Portfolios Financial Services, Inc.	Capital Analysts Inc	Crowell, Weedon & Co	Financial Advisors of America
Ameriprise Advisor Services Inc.	Capital Financial Services	Crown Capital Securities LP	Financial Network Investment
Ameritas Investment Corp	Capital Guardian LLC	CUE Financial Group	Financial Partners Credit Union
Arete Wealth Management LLC	Capital Investment Group	CUNA Brokerage Services, Inc.	Financial Planning Consultants
Arque Capital Ltd	Capital Management Securities	Cuna Mutual Insurance Agency	Financial Security Management
Arvest Asset Management	Capital One Investment Services, LLC	CUSO Financial Services	Financial Telesis Inc
Associated Investment Services	Capitol Securities Management, Inc.	CW Securities LLC	Financial West Investment Group
Ausdal Financial Partners Inc	Capwest Securities, Inc.	D A Davidson	Fintegra, LLC
Avalon Investment & Securities Group Inc.	Cary Street Partners LLC	D H Hill Securities LLP	First Allied Securities, Inc
AXA Advisors LLC	CBIZ Financial Solutions, Inc.	Dalton Strategic Investment	First American Securities
B B Graham & Co Inc	CCF Investments, Inc.	Davenport & Company	First Brokerage America LLC
B C Ziegler and Company	CCO Investment Services	David A Noyes & Company	First Citizens Financial Plus Inc.
Bancorpsouth Investment Services, Inc.	Centara Capital Securities Inc.	Delta Equity Services Corporation	First Citizens Investor Services
Bancwest Investment Services, Inc.	Centaurus Financial Inc	Dempsey Lord Smith LLC	First Citizens Securities Corp.
Bank of America	Centennial Securities Company	Despain Financial Corporation	First Financial Equity

First Heartland Capital Inc	Hancock Securities Group LLC	Investment Professionals Inc	Lucia Securities LLC
First Independent Financial Services	Hantz Financial Services	Investors Capital Corporation	M & T Securities
First Midwest Securities	Harbor Financial Services	Investors Security Co Inc	M. Holdings Securities, Inc.
First National Capital Markets	Harbour Investment Inc	J P Turner & Co LLC	M&I Financial Advisors, Inc
First Southeast Investor	Harger & Company	J W Cole Financial Inc.	Madison Ave Securities
First Tennessee Brokerage Direct	Harold Dance Investments	J. Alden Associates, Inc.	Mark Stewart Securities Inc.
First Western Advisors	Harris Bancorp Insurance Services, Inc.	James T Borello & Company	McLaughlin Ryder Investments
First Western Securities, Inc.	Harvest Capital LLC	Janney Montgomery Scott LLC	McNally Financial Services Corp
FirstMerit Financial Services, Inc.	Hazard & Siegel Inc	JHS Capital Advisors	Means Investment Co. Inc.
Five Star Investment Services	HBW Securities	JJB Hilliard WL Lyons Inc	MerCap Securities, LLC
Focus Insurance Agency Inc.	Hefren-Tillotson, Inc.	JRL Capital Corporation	Mercer Allied
Foothill Securities, Inc	High Street Securities	K.W. Chambers & Co.	Meridian United
Foresters Equity Services Inc.	Hightower Securities LLC	Kaiser and Company	Merrill Lynch
Forsyth Securities	Hilliard Lyons	Kalos Capital Inc	Merrimac Corp Securities
Fortune Financial Services, Inc.	Homestreet Insurance	KCD Financial	Mesirow Financial Inc
Founders Financial Securities	Hornor Townsend & Kent Inc	KCG Securities LLC	Metlife Securities
Freedom Investors Corp.	HSBC Securities	Kehrer Saltzman & Associates	Metropolitan Investment Securities Inc.
Frost Brokerage Services, Inc.	Humana MarketPoint Inc.	Kenai Investments Inc	Michigan Securities, Inc.
FSC Securities Corporation	Huntington Ins. Inc.	Key Investment Services	Mid Atlantic Capital Corp
Fulcrum Securities Inc	Huntington Investment Company	KMS Financial Services Inc	MidAmerica Financial Services
G F Investment Services	Huntleigh Securities Corp.	Koehler Financial LLC	Mid-Atlantic Securities Inc
G. W. Sherwold Associates Inc.	IBN Financial Services	Kovack Securities, Inc	Midwestern Securities Trading Co.
GA Repple & Company	IFG Network Securities	L.M. Kohn & Company, Inc.	Milkie/Ferguson Investments, Inc.
Garden State Securities	IFS Securities	Labrunerie Financial Inc	Mischler Financial Group, Inc.
GBS Financial Corporation	IMS Securities	Lamar Enterprises Inc.	MML Investors Services Inc
Geneos Wealth Management Inc	Independence Capital Co	Landolt Securities Inc	Moloney Securities Co., Inc.
Gentry Partners Ltd	Independent Financial Group	Larson Financial Securities	Money Concepts Capital Corp
Genworth Financial Securities Corporation	Infinex Investments Inc	Lasalle St Securities LLC	Moors & Cabot, Inc.
Gilford Securities Incorporated	Infinity Securities Inc.	Legacy Financial Services, Inc.	Morgan Keegan
Girard Securities, Inc.	ING Financial Advisers LLC	Legend Equities Corp	Morgan Stanley Smith Barney
Glen Eagle Advisors, LLC	ING Financial Partners Inc	Leigh Baldwin & Co LLC Inc	Morris Group Inc
Global Brokerage Services, Inc.	Institutional Securities Corp	Leonard & Company	MSC – BD LLC
Gold Coast Securities, Inc.	Intercarolina Financial Services, Inc.	Liberty Group, LLC	MTL Equity Products, Inc.
Gradient Securities	Intercontinental Asset Management Group	Liberty Partners Financial	Multi-Financial Securities Corp
Grant Williams LP	International Assets Advisory	LifeMark Securities Corp	Mutual of Omaha Investor Services
Great American Investors Inc.	Intervest International Equities Corp.	Lincoln Financial Advisors	Mutual Securities Inc
Great Nation Investment Corporation	INVEST Financial Corporation	Lincoln Financial Securities	Mutual Trust Company
Great Southern Bank	Investacorp, Inc.	Lincoln Investment Planning	MWA Financial Services, Inc.
GWN Securities Inc	Investment Advisors & Consultants, Inc.	Lombard Securities	National Planning Corporation
H Beck Inc	Investment Centers Of America	Longevity Capital LLC	National Securities Corp
H D Vest Investment Securities	Investment Network, Inc.	Lowell & Company Inc	Nationwide Planning Associates
Hancock Investment Services	Investment Planners, Inc.	LPL Financial Corporation	Nationwide Securities, LLC

Navy Federal Brokerage Services	Pro Equities, Inc	Sigma Financial Corporation	Thrivent Investment Management
NBC Securities Inc	Prospera Financial Services Inc	Signator Investors, Inc	Thurston, Springer, Miller, Herd & Titak, Inc
New England Securities	Protected Investors of America	Signature Securities Group Corp.	Tower Square Securities
Newbridge Securities Corp	PTS Brokerage LLC	SII Investments	Transamerica Financial Advisors, Inc
Newport Coast Securities	Puplava Securities Inc.	Silver Oak Securities	Triad Advisors, Inc.
NEXT Financial Group, Inc.	Purshe Kaplan Sterling	Singer Xenos Securities Corp.	Tricor Financial, LLC
NFP Securities Inc	QA3 Financial Corporation	Small Business Insurance Agency	Triune Capital Advisors
NIA Securities LLC	Quest Capital Strategies, Inc.	SMH Capital Inc	Trustmont Financial Group
Northeast Capital Management, Inc.	Quest Securities	Smith Brown & Groover, Inc.	U.S. Bancorp Investments, Inc.
Northeast Securities, Inc.	Questar Capital Corporation	Smith Moore & Co	UBS Financial Services Inc
Northland Securities, Inc.	Quick and Reilly Inc.	Sorrento Pacific Financial	UMB Insurance, Inc.
Northridge Securities Corp	R.M. Stark & Co., Inc.	South Valley Wealth Management	Umpqua Investments Inc
Northwestern Mutual Investment Services, LLC	Rampart Financial Services, Inc.	Southeast Investments	Unionbanc Investment Services
NPB Financial Group	Raymond James	Southwest Securities Financial Services	United Brokerage Services, Inc.
NYLife Securities	RBC Capital Markets Corp	Spire Securities LLC	United Global Securities Inc
OFG Financial Services, Inc.	RDM Investment Services, Inc.	St Bernard Financial Services	United Planners Financial Services Of
Ogilvie Security Advisors	Regal Securities Inc	Stephens Inc	America
OneAmerica Securities	Rendler Sales Consulting, LLC	Sterne Agee & Leach Group Inc	Univest Insurance Inc.
Online Brokerage Services Inc.	Resource Horizons Group	Sterne Agee Financial Services	USA Financial Securities Corp
Oppenheimer & Co	Rhodes Securities, Inc.	Stifel Nicolaus & Company	USI Securities, Inc.
Pacific West	Ridgeway & Conger Inc	Strategic Financial Alliance	UVEST
Packerland Brokerage Services	River Stone Wealth Management	Summit Brokerage Services Inc	Valic Financial Advisors Inc
Paradigm Equities, Inc.	RNR Securities LLC	Summit Equities Inc	Valley National Investments
Park Avenue Securities	Robert W Baird & Co Inc	Sunbelt Securities	ValMark Securities Inc
Parsonex Securities, LLC	Rogan and Associates	Sunset Financial Services, Inc	Vanderbilt Securities LLC Inc
Peak Brokerage Services	Royal Alliance Associates Inc	SunTrust Investment Services, Inc.	Veritrust Financial LLC
Penn Plaza Associates	Royal Securities	SWBC Investment Services LLC	Vorpahl Wing Securities
People's Securities Inc	RSG Capital Corporation	SWS Financial Service, Inc.	VSR Financial Services, Inc.
PFA Security Asset Management	S. G. Long & Company	Symetra Investment Services	Waddell & Reed, Inc
PIM Financial Services	Sagepoint Financial	Synergy Investment Group	Wall Street Financial Group
PlanMember Securities	Sammons Securities	Synovus Securities Inc.	Wall Street Strategies Inc.
PMK Securities & Research, Inc.	Santander Securities LLC	Tandem Securities Inc.	Walnut Street Securities
PNC Investments LLC	Saxony Securities Inc	TD Wealth Mangement Services, Inc.	Waterford Investor Services, Inc.
PPA Investments, Inc.	SCF Secuties, Inc.	TFS Securities	Wayne Hummer Investments LLC
Presidential Brokerage, Inc	Scott & Stringfellow Inc	The Huntington Investment	WBB Securities
Prime Capital Services Inc	Secure Planning Inc	Company	Wedbush Securities Inc.
Prime Solutions Securities, Inc.	Securian Financial Services	The Investment Center Inc	Weitzel Financial Services Inc
Prime Vest Financial Services	Securities America	The Leaders Group	Wells Fargo Advisors
Princor Financial Services	Securities Mangement & Research, Inc.	The O.N. Equity Sales Company	WesBanco Securities
Private Client Services LLC	Securities Service Network	The Windmill Group	Wescom Financial Services

Westco Investment Corp
Western Equity Group
Western International Securities Inc
Westminster Financial Securities
Westport Resources Investment Services, Inc
WFG Investments Inc
Wilbanks Securities, Inc.
Williams Financial Group
Windsor Sheffield & Co, Inc
Woodbury Financial Services Inc
Woodmen Financial Services, Inc.
World Equity Group, Inc.
World Financial Group
Worth Financial Group Inc.
WR Rice Financial Services, Inc.
WRP Investments Inc
Wunderlich Securities

APPENDIX D

ACCUMULATION UNIT VALUES

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period).  The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.  Contact the Jackson of NY Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the August 27, 2012 Supplement to the April 30, 2012 Prospectus, for your information in reviewing Accumulation Unit information.

Effective April 29 , 2013 , the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL Series Trust

JNL/BlackRock Commodity Securities Fund to JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management 10 x 10 Fund to JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund to JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Management Emerging Markets Index Fund to JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund to JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund to JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund to JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund to JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund to JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund to JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund to JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund to JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund to JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Management Value Line ® 30 Fund to JNL/Mellon Capital Value Line ® 30 Fund
JNL/Mellon Capital Management Dow SM Dividend Fund to JNL/Mellon Capital Dow SM Dividend Fund
JNL/Mellon Capital Management S&P ® 24 Fund to JNL/Mellon Capital S&P ® 24 Fund
JNL/Mellon Capital Management S&P ® SMid 60 Fund to JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Management NYSE ® International 25 Fund to JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Management 25 Fund to JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund to JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund to JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund to JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund to JNL/Mellon Capital VIP Fund
JNL/Mellon Capital Management Communications Sector Fund to JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund to JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund to JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund to JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund to JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund to JNL/Mellon Capital Technology Sector Fund

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.27	$8.66	$7.79	$6.30	$10.51	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	$8.27	$8.66	$7.79	$6.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	802	7,204	6,392	6,659	1,018	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.73	$9.80	$8.94	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$9.73	$9.80	$8.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24	2,434	1,331	1,320	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.50	$14.05	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.79	$13.50	$14.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,965	38,239	3,685	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$10.96	$11.55	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	$10.96	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,149	1,149	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$11.11	$11.81	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$11.11	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,409	4,720	2,252	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$12.52	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.70	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,289	2,843	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.40	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	617	1,618	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.65	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,504	312	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.78	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$8.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	422	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.04	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$9.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,037	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$7.77	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.00	$7.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	473	824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$8.13	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$8.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102	810	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.32	$11.30	$9.75	$6.60	$13.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	$10.32	$11.30	$9.75	$6.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,055	17,332	22,142	28,618	31,146	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.79	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.57	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,291	773	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.54	$12.29	$11.43	$9.47	$13.38	$12.57	$11.51	$10.60	$9.83	$8.76
End of period	$12.87	$11.54	$12.29	$11.43	$9.47	$13.38	$12.57	$11.51	$10.60	$9.83
Accumulation units outstanding at the end of period	59,294	99,472	136,417	172,168	162,016	159,903	196,447	205,645	243,101	247,035

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$11.89	$12.63	$11.46	$8.41	$14.82	$12.46	$11.15	$10.09	$9.19	$7.52
End of period	$13.72	$11.89	$12.63	$11.46	$8.41	$14.82	$12.46	$11.15	$10.09	$9.19
Accumulation units outstanding at the end of period	68,141	77,005	87,089	106,092	121,511	169,062	223,319	299,400	349,485	420,420

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$10.04	$10.27	$9.31	$7.05	$11.73	$11.83	$10.68	$10.47	$9.99	$8.13
End of period	$11.25	$10.04	$10.27	$9.31	$7.05	$11.73	$11.83	$10.68	$10.47	$9.99
Accumulation units outstanding at the end of period	18,404	27,137	36,345	92,100	93,259	57,240	76,656	100,854	121,478	134,332

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$19.64	$20.38	$15.24	$11.41	$18.74	$16.96	$14.32	$14.16	$12.09	$8.76
End of period	$22.04	$19.64	$20.38	$15.24	$11.41	$18.74	$16.96	$14.32	$14.16	$12.09
Accumulation units outstanding at the end of period	24,603	32,931	41,025	49,862	56,683	71,658	115,137	146,270	221,476	176,408

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.50	$10.94	$9.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$8.50	$10.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124	455	1,221	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$8.01	$11.27	$9.77	$5.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$8.01	$11.27	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,944	2,187	7,990	24,649	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.52	$8.76	$8.05	$6.27	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$8.52	$8.76	$8.05	$6.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	715	3,253	716	6,018	16,459	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.33	$7.92	$7.50	$5.81	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.83	$7.33	$7.92	$7.50	$5.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	766	771	9,280	9,505	9,972	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	301	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.13	$11.01	$9.92	$7.57	$10.92	$10.88	N/A	N/A	N/A	N/A
End of period	$12.32	$11.13	$11.01	$9.92	$7.57	$10.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,997	8,653	14,588	17,958	19,489	22,163	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.77	$8.02	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.49	$6.77	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	542	3,398	3,398	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$8.15	$8.32	$7.57	$6.05	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$9.13	$8.15	$8.32	$7.57	$6.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	556	3,308	10,184	15,870	14,715	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.82	$12.33	$9.86	$7.48	$11.35	$12.26	$10.56	N/A	N/A	N/A
End of period	$13.71	$11.82	$12.33	$9.86	$7.48	$11.35	$12.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	780	1,927	5,852	6,711	6,558	10,315	13,802	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.32	$17.48	$16.47	$14.63	$15.65	$14.83	$14.37	$14.20	$13.47	$12.03
End of period	$19.47	$18.32	$17.48	$16.47	$14.63	$15.65	$14.83	$14.37	$14.20	$13.47
Accumulation units outstanding at the end of period	20,693	32,761	40,501	48,274	97,118	69,018	60,699	104,018	119,708	140,087

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.98	$11.68	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$10.98	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,646	4,656	6,169	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.92	$11.85	$9.66	$7.38	$11.71	$11.56	$10.13	N/A	N/A	N/A
End of period	$12.70	$10.92	$11.85	$9.66	$7.38	$11.71	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	958	1,417	1,499	3,250	2,242	3,244	1,519	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.75	$8.72	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$7.75	$8.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,835	248	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.32	$12.24	$10.60	$8.11	$12.79	$15.26	$11.35	N/A	N/A	N/A
End of period	$14.32	$11.32	$12.24	$10.60	$8.11	$12.79	$15.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,941	8,822	10,322	5,826	6,755	7,344	11,681	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.48	$12.50	$11.29	$8.36	$14.35	$13.26	$10.97	$10.05	$8.76	$6.91
End of period	$13.11	$11.48	$12.50	$11.29	$8.36	$14.35	$13.26	$10.97	$10.05	$8.76
Accumulation units outstanding at the end of period	52,438	66,423	69,542	79,743	86,683	105,748	140,395	162,268	195,591	208,916

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.81	$11.75	$10.15	$8.28	$13.47	$11.81	$11.10	$10.50	$9.68	$7.55
End of period	$12.00	$10.81	$11.75	$10.15	$8.28	$13.47	$11.81	$11.10	$10.50	$9.68
Accumulation units outstanding at the end of period	14,761	29,247	42,101	53,115	47,263	40,241	50,912	66,736	81,026	27,037

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.45	$14.85	$11.94	$8.98	$15.11	$13.76	$12.19	$11.40	$10.82	$7.92
End of period	$16.77	$14.45	$14.85	$11.94	$8.98	$15.11	$13.76	$12.19	$11.40	$10.82
Accumulation units outstanding at the end of period	10,985	15,819	18,348	20,331	20,421	23,558	43,946	43,298	101,723	80,765

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.25	$11.23	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	$10.25	$11.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,838	5,711	3,900	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$18.13	$21.10	$19.89	$15.49	$28.30	$25.64	$19.70	$16.85	$13.94	$10.14
End of period	$20.94	$18.13	$21.10	$19.89	$15.49	$28.30	$25.64	$19.70	$16.85	$13.94
Accumulation units outstanding at the end of period	8,449	10,592	11,770	21,668	22,163	33,228	38,415	23,966	20,314	15,657

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$11.29	$12.17	$9.82	$6.97	$12.72	$11.95	$10.81	$10.33	$8.88	$6.64
End of period	$12.94	$11.29	$12.17	$9.82	$6.97	$12.72	$11.95	$10.81	$10.33	$8.88
Accumulation units outstanding at the end of period	106,036	130,272	153,396	183,273	203,147	251,367	318,939	409,293	490,516	614,466

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.76	$15.48	$14.62	$14.30	$13.61	$12.98	$12.74	$12.63	$12.33	$12.36
End of period	$17.13	$16.76	$15.48	$14.62	$14.30	$13.61	$12.98	$12.74	$12.63	$12.33
Accumulation units outstanding at the end of period	52,544	80,579	107,795	123,629	133,646	148,535	178,946	228,341	250,527	360,386

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.51	$14.19	$11.81	$6.97	$14.15	$10.89	N/A	N/A	N/A	N/A
End of period	$13.87	$11.51	$14.19	$11.81	$6.97	$14.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,523	38,581	42,380	62,520	40,751	30,050	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$15.66	$16.84	$13.87	$10.07	$16.74	$17.43	$15.43	$14.38	$11.69	$9.20
End of period	$16.64	$15.66	$16.84	$13.87	$10.07	$16.74	$17.43	$15.43	$14.38	$11.69
Accumulation units outstanding at the end of period	11,041	17,125	24,145	30,477	26,646	34,051	47,803	54,074	58,121	25,318

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$10.06	$11.57	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$10.06	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$8.41	$8.71	$7.59	$6.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	$8.41	$8.71	$7.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,013	1,208	1,828	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.57	$11.71	$9.66	$6.41	$10.03	$10.47	N/A	N/A	N/A	N/A
End of period	$14.59	$12.57	$11.71	$9.66	$6.41	$10.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,471	9,020	11,126	14,481	28,783	24,013	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.59	$12.06	$11.56	$11.31	$10.78	$10.54	$10.50	$10.27	$10.12
End of period	$13.59	$13.30	$12.59	$12.06	$11.56	$11.31	$10.78	$10.54	$10.50	$10.27
Accumulation units outstanding at the end of period	3,658	5,985	6,911	7,707	7,851	26,425	16,530	13,261	16,465	3,591

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$14.49	$15.17	$12.56	$10.14	$17.04	$16.56	$12.34	$12.39	$10.68	N/A
End of period	$17.19	$14.49	$15.17	$12.56	$10.14	$17.04	$16.56	$12.34	$12.39	N/A
Accumulation units outstanding at the end of period	458	982	3,484	3,633	3,686	8,466	5,109	4,428	4,699	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$12.24	$11.64	$9.62	$7.33	$10.81	$11.90	$10.64	$11.06	$10.18	N/A
End of period	$14.90	$12.24	$11.64	$9.62	$7.33	$10.81	$11.90	$10.64	$11.06	N/A
Accumulation units outstanding at the end of period	680	758	717	713	661	-	2,119	4,685	399	N/A

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.43	$6.17	$5.58	$4.71	$9.43	N/A	N/A	N/A	N/A	N/A
End of period	$7.07	$6.43	$6.17	$5.58	$4.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,165	5,485	2,902	2,840	460	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	$9.47	$10.37	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	$9.47	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	351	167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.25	$7.28	$6.51	$5.56	$11.43	$14.02	$11.98	$11.45	$10.23	N/A
End of period	$7.78	$6.25	$7.28	$6.51	$5.56	$11.43	$14.02	$11.98	$11.45	N/A
Accumulation units outstanding at the end of period	820	1,416	4,494	3,377	1,083	4,080	2,233	3,103	2,040	N/A

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.43	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143	143	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$12.44	$11.38	$11.11	$9.31	$12.30	$11.60	$11.06	$10.43	$10.22	N/A
End of period	$14.55	$12.44	$11.38	$11.11	$9.31	$12.30	$11.60	$11.06	$10.43	N/A
Accumulation units outstanding at the end of period	2,573	3,021	3,379	4,133	2,474	4,266	4,926	7,571	4,390	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$9.32	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,457	2,791	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$16.20	$18.72	$17.77	$13.94	$24.77	$22.76	$18.38	$16.45	$13.96	$10.31
End of period	$18.85	$16.20	$18.72	$17.77	$13.94	$24.77	$22.76	$18.38	$16.45	$13.96
Accumulation units outstanding at the end of period	7,821	10,409	11,438	19,726	20,289	29,362	37,656	31,405	20,655	108

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$11.04	$11.43	$9.90	$8.09	$14.27	$14.27	$12.18	$11.16	N/A	N/A
End of period	$12.85	$11.04	$11.43	$9.90	$8.09	$14.27	$14.27	$12.18	N/A	N/A
Accumulation units outstanding at the end of period	33,194	53,027	74,834	143,109	197,307	217,350	118,555	40,611	N/A	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$8.65	$9.73	$8.68	$6.39	$12.02	$10.73	N/A	N/A	N/A	N/A
End of period	$9.75	$8.65	$9.73	$8.68	$6.39	$12.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,323	2,452	3,523	23,141	27,370	9,635	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$9.15	$9.10	$7.87	$5.95	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$9.15	$9.10	$7.87	$5.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	781	715	719	1,254	1,397	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$6.27	$8.35	$8.28	$6.17	$11.57	N/A	N/A	N/A	N/A	N/A
End of period	$6.90	$6.27	$8.35	$8.28	$6.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	180	720	1,019	2,694	415	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.77	$25.31	$21.55	$18.20	$29.70	$22.26	$18.69	$13.86	$10.54	N/A
End of period	$26.52	$25.77	$25.31	$21.55	$18.20	$29.70	$22.26	$18.69	$13.86	N/A
Accumulation units outstanding at the end of period	8,017	10,035	14,837	15,368	10,540	13,269	25,196	18,271	6,794	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$10.79	$11.15	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$10.79	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	772	929	931	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	$9.08	$8.78	$7.64	$6.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$9.08	$8.78	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	708	2,281	1,059	1,067	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$20.06	$20.79	$16.75	$12.31	$20.00	$18.88	$17.45	$15.80	$13.84	$10.43
End of period	$23.19	$20.06	$20.79	$16.75	$12.31	$20.00	$18.88	$17.45	$15.80	$13.84
Accumulation units outstanding at the end of period	9,477	14,978	15,354	20,714	13,752	25,333	31,794	28,548	29,666	6,201

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.13	$15.12	$13.40	$10.79	$17.54	$16.96	$14.95	$14.52	$13.38	$10.62
End of period	$17.21	$15.13	$15.12	$13.40	$10.79	$17.54	$16.96	$14.95	$14.52	$13.38
Accumulation units outstanding at the end of period	48,527	69,799	87,299	96,545	32,026	45,075	67,983	68,716	61,493	42,149

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.51	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91	93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$6.06	$6.06	$5.33	$5.16	$8.73	N/A	N/A	N/A	N/A	N/A
End of period	$6.92	$6.06	$6.06	$5.33	$5.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,145	5,192	7,152	13,353	12,452	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.09	$20.24	$16.25	$12.94	$20.16	$20.88	$18.03	$17.54	$15.15	$10.53
End of period	$21.82	$19.09	$20.24	$16.25	$12.94	$20.16	$20.88	$18.03	$17.54	$15.15
Accumulation units outstanding at the end of period	21,813	30,567	32,981	42,874	16,644	22,716	37,027	31,593	40,476	61,214

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$12.11	$12.32	$11.14	$6.90	$12.37	$10.95	$10.15	$10.05	$10.08	N/A
End of period	$13.28	$12.11	$12.32	$11.14	$6.90	$12.37	$10.95	$10.15	$10.05	N/A
Accumulation units outstanding at the end of period	297	2,352	3,731	6,218	961	1,652	3,171	4,007	1,251	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$5.35	$7.04	$5.83	$5.16	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$5.76	$5.35	$7.04	$5.83	$5.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,579	11,957	13,043	18,100	19,666	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.76	$10.27	$9.03	$7.39	$13.10	$11.99	$10.84	$10.01	N/A	N/A
End of period	$10.79	$9.76	$10.27	$9.03	$7.39	$13.10	$11.99	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	492	864	1,348	5,477	5,975	18,152	4,169	2,954	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.70	$14.03	$12.33	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75	$7.03
End of period	$15.09	$12.70	$14.03	$12.33	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75
Accumulation units outstanding at the end of period	29,491	40,625	41,733	56,271	60,328	64,230	87,485	87,841	110,221	86,668

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.05	$12.76	$12.01	$10.39	$10.94	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	$14.05	$12.76	$12.01	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,071	42,791	30,202	53,065	11,460	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.17	$14.67	$13.83	$12.15	$12.27	$11.50	$11.27	$11.17	$10.84	$10.49
End of period	$16.17	$15.17	$14.67	$13.83	$12.15	$12.27	$11.50	$11.27	$11.17	$10.84
Accumulation units outstanding at the end of period	139,211	204,426	258,746	284,646	193,353	153,232	171,340	187,892	207,534	244,216

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.71	$12.32	$10.80	$7.49	$10.97	$11.25	$10.32	$10.29	N/A	N/A
End of period	$14.64	$12.71	$12.32	$10.80	$7.49	$10.97	$11.25	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	46,977	180,625	200,199	224,314	226,547	129,913	168,115	184,196	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.56	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	237	238	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.43	$10.40	$8.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	$9.43	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	520	972	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$8.59	$9.19	$7.94	$5.57	$10.70	$11.49	$10.31	$9.97	$9.21	$7.50
End of period	$9.80	$8.59	$9.19	$7.94	$5.57	$10.70	$11.49	$10.31	$9.97	$9.21
Accumulation units outstanding at the end of period	101,030	141,497	183,723	186,630	197,588	199,884	282,777	393,800	459,571	551,265

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$12.88	$15.92	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$12.88	$15.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,097	1,146	3,010	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$10.96	$10.50	$9.36	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$10.96	$10.50	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,606	1,624	31,306	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.23	$10.13	$8.68	$7.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$11.23	$10.13	$8.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	651	2,750	314	314	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$11.50	$10.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.94	$11.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,731	1,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$11.78	$12.55	$10.87	$8.41	$14.02	$13.03	$11.43	$10.68	$9.62	$7.69
End of period	$13.46	$11.78	$12.55	$10.87	$8.41	$14.02	$13.03	$11.43	$10.68	$9.62
Accumulation units outstanding at the end of period	85,935	190,022	224,183	263,507	272,450	304,306	446,173	742,158	950,566	336,554

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.88	$11.68	$10.90	$9.73	$11.44	$10.92	$10.27	N/A	N/A	N/A
End of period	$12.74	$11.88	$11.68	$10.90	$9.73	$11.44	$10.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,564	48,500	52,235	65,973	41,469	31,494	2,641	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$13.00	$13.61	$11.88	$9.41	$14.76	$13.77	$12.24	$11.55	$10.51	$8.76
End of period	$14.78	$13.00	$13.61	$11.88	$9.41	$14.76	$13.77	$12.24	$11.55	$10.51
Accumulation units outstanding at the end of period	108,491	195,595	250,312	410,539	526,908	469,824	550,401	702,545	827,637	856,656

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.26	$12.32	$11.23	$9.60	$12.36	$11.64	$10.69	$10.32	N/A	N/A
End of period	$13.40	$12.26	$12.32	$11.23	$9.60	$12.36	$11.64	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	21,586	17,335	37,268	42,625	30,967	18,357	25,172	19,294	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.35	$13.71	$12.28	$10.09	$14.11	$13.17	$11.91	$11.35	$10.50	$9.05
End of period	$14.97	$13.35	$13.71	$12.28	$10.09	$14.11	$13.17	$11.91	$11.35	$10.50
Accumulation units outstanding at the end of period	155,597	250,192	284,275	347,622	318,222	444,864	592,149	642,846	724,785	713,186

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$9.11	$9.34	$8.12	$5.74	$10.18	$13.45	$12.00	$11.47	$10.58	$8.22
End of period	$10.67	$9.11	$9.34	$8.12	$5.74	$10.18	$13.45	$12.00	$11.47	$10.58
Accumulation units outstanding at the end of period	191,193	237,081	265,155	328,337	367,518	408,372	271,855	358,436	336,917	353,669

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$23.18	$23.86	$18.92	$13.07	$22.33	$19.32	$18.34	$16.30	$14.01	$10.25
End of period	$25.97	$23.18	$23.86	$18.92	$13.07	$22.33	$19.32	$18.34	$16.30	$14.01
Accumulation units outstanding at the end of period	69,957	91,719	103,830	120,693	126,843	139,816	210,918	302,040	396,980	438,725

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.57	$10.55	$10.39	$9.79	$10.56	$10.21	N/A	N/A	N/A	N/A
End of period	$10.76	$10.57	$10.55	$10.39	$9.79	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,199	2,948	2,718	3,578	1,675	15,792	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$14.07	$14.57	$12.75	$9.43	$16.06	$16.15	$13.65	$13.04	$11.48	$8.96
End of period	$16.55	$14.07	$14.57	$12.75	$9.43	$16.06	$16.15	$13.65	$13.04	$11.48
Accumulation units outstanding at the end of period	34,952	64,985	84,191	111,866	113,728	104,735	133,065	189,127	197,427	178,918

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$9.10	$9.16	$8.25	$6.20	$10.64	$9.83	$9.53	$9.24	$8.39	$6.28
End of period	$9.93	$9.10	$9.16	$8.25	$6.20	$10.64	$9.83	$9.53	$9.24	$8.39
Accumulation units outstanding at the end of period	124,396	152,627	167,412	199,816	228,067	272,668	348,474	490,656	607,547	754,444

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$18.42	$18.09	$16.55	$14.03	$17.94	$16.93	$15.10	$14.54	$13.30	$11.10
End of period	$20.00	$18.42	$18.09	$16.55	$14.03	$17.94	$16.93	$15.10	$14.54	$13.30
Accumulation units outstanding at the end of period	43,483	91,922	94,653	111,760	110,996	129,403	169,547	248,097	308,410	380,983

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.26	$11.42	$11.58	$11.73	$11.64	$11.27	$10.93	$10.79	$10.86	$10.96
End of period	$11.11	$11.26	$11.42	$11.58	$11.73	$11.64	$11.27	$10.93	$10.79	$10.86
Accumulation units outstanding at the end of period	19,424	23,504	27,711	40,501	85,397	69,351	149,110	272,534	150,872	146,087

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.35	$20.03	$17.87	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53	$10.93
End of period	$22.20	$19.35	$20.03	$17.87	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53
Accumulation units outstanding at the end of period	4,066	7,744	10,129	15,411	14,004	20,974	26,695	28,346	29,814	2,607

STATEMENT OF ADDITIONAL INFORMATION

April 29 , 2013

INDIVIDUAL DEFERRED FIXED AND
VARIABLE ANNUITY CONTRACTS
ISSUED BY THE JNLNY SEPARATE ACCOUNT I
OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 29 , 2013 .  The Prospectus may be obtained from Jackson National Life Insurance Company of New York (Jackson of NY®) by writing P.O. Box 30313 , Lansing, Michigan 48909- 7813 , or calling 1-800-599-5651.  Not all Investment Divisions described in this SAI may be available for investment.

TABLE OF CONTENTS
Page
General Information and History
Services	9
Purchase of Securities Being Offered	10
Underwriters	10
Calculation of Performance	10
Additional Tax Information	12
Annuity Provisions	22
Net Investment Factor	23
Condensed Financial Information	24
Financial Statement of the Separate Account	Appendix A
Financial Statement of Jackson of NY	Appendix B

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson of NY.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company (Jackson®), and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Select Dividend Index,” “Dow Jones U.S. Contrarian Opportunities,” “ Dow Jones Industrial Average,” “Dow Jones Select Dividend Index,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S ® ,” “S&P ® ,” “S&P 500 ® ,” “S&P MIDCAP 400 Index ® ,” “STANDARD & POOR’S MIDCAP 400 Index ® ,” “S&P SmallCap 600 Index ® ” and “STANDARD & POOR’S 500 ® ” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).   “Dow Jones ® ”, “Dow Jones Industrial Average”, “DJIA ® ”, “Dow Jones Select Dividend Index”, “The Dow ® ” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC ( “ Dow Jones ” ) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company ® (“Jackson”) .

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s ® , S&P ® and S&P 500 ® , S&P MidCap 400 ® and S&P SmallCap 600 ® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield ® is a registered trademark of Brookfield Asset Management, Inc.; the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P ® SMid 60 Fund, JNL/Mellon Capital VIP Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P ® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM Dividend Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, the JNL/Mellon Capital Communications Sector Fund, the JNL/Mellon Capital Consumer Brands Sector Fund, the JNL/Mellon Capital Financial Sector Fund, the JNL/Mellon Capital Healthcare Sector Fund, the JNL/Mellon Capital Oil & Gas Sector Fund, and the JNL/Mellon Capital Technology Sector Fund, and the JNL/Brookfield Global Infrastructure Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson or Brookfield Asset Management with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson, Brookfield Asset Management or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices or Brookfield to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR BROOKFIELD BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

“SPDR” is a registered trademark of Standard & Poor's Financial Services LLC (“S&P Financial Services”) and has been licensed for use by State Street Corporation. Standard & Poor’s and S&P are registered trademarks of S&P Financial Services. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P Financial Services or its affiliates, and S&P Financial Services and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors' rights are described in the prospectus for the applicable product.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund and JNL/S&P 4 Fund.  SPIAS is co-Sub-Adviser with Mellon Capital for the following funds: JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, and JNL/S&P Total Yield Fund:

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor and a wholly owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

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Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

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SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund, the JNL/Mellon Capital JNL Optimized 5 Fund, or the JNL/Mellon Capital VIP Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund, the JNL/Mellon Capital VIP Fund and the JNL/Mellon Capital JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL VIP FUND AND THE JNL/MELLON CAPITAL JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital NYSE® International 25 Fund.
• Recommend that any person invest in the JNL/Mellon Capital NYSE® International 25 Fund or any other securities.
• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital NYSE® International 25 Fund.
• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital NYSE® International 25 Fund.
• Consider the needs of the JNL/Mellon Capital NYSE® International 25 Fund or the owners of the JNL/Mellon Capital NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital NYSE® International 25 Fund, the owner of the JNL/Mellon Capital NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of  Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND AND THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson of NY keeps the assets of the Separate Account.  Jackson of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $349,200 in 2010, $430,000 in 2011, and $450,000 in 2012 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

For Perspective, the aggregate amount of underwriting commissions paid to broker/dealers was $125,597 in 2010, $145,665 in 2011 , and $131,911 in 2012 .

JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson of NY advertises performance for an Investment Division (except the JNL/WMC Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period.  The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent.  Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes which may be assessed by certain states.

Jackson of NY may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment, therefore Jackson of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.  If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than original cost.

Jackson of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund.  The yield on amounts held in the Investment Divisions normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Division's yield and effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses.  Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Division nor that Division's investment in the JNL/WMC Money Market Fund, is guaranteed or insured.  Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson of NY's Tax Status

Jackson of NY is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson of NY and its operations form a part of Jackson of NY.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable.  For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  For 2013, these levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.
At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson of NY or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 100 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 Allocation Options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange.  Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.
The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson of NY's administrative procedures.  Jackson of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson of NY specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson of NY in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax-Sheltered Annuities

       Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

       Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

       Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5, 500 for 2013 .  The limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

       Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 2013 , these levels are $ 112 ,000 in the case of single taxpayers, $ 178 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5, 500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

       Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

(d) Pension and Profit-Sharing Plans

       The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

       Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $17, 500 elective deferral limitation in 2013 .  The limit is indexed for inflation after $500 increments annually thereafter.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,500. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.   Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on a 3% per annum assumed investment rate.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3% per annum.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)
a per share credit or charge with respect to any taxes paid or reserved for by Jackson of NY during the valuation period which are determined by Jackson of NY to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)
is the asset charge factor determined by Jackson of NY for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the accumulation unit values for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements). The tables do not provide partial year information.  The tables provide accumulation unit values and the number of accumulation units outstanding only if that information is available throughout the period.  Where accumulation unit values and the number of accumulation units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

This information derives from the financial statements of the Separate Account, which together constitute the Separate Account’s condensed financial information.  Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.  Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the August 27, 2012 Supplement to the April 30, 2012 Prospectus, for your information in reviewing Accumulation Unit information.

Effective April 29 , 2013 , the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL Series Trust

JNL/BlackRock Commodity Securities Fund to JNL/BlackRock Commodity Securities Strategy Fund
JNL/Mellon Capital Management 10 x 10 Fund to JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Management Index 5 Fund to JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Management Emerging Markets Index Fund to JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital Management European 30 Fund to JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Management Pacific Rim 30 Fund to JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital Management S&P 500 Index Fund to JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund to JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund to JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund to JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Management Bond Index Fund to JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Management Global Alpha Fund to JNL/Mellon Capital Global Alpha Fund
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund to JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq ® 25 Fund to JNL/Mellon Capital Nasdaq ® 25 Fund
JNL/Mellon Capital Management Value Line ® 30 Fund to JNL/Mellon Capital Value Line ® 30 Fund
JNL/Mellon Capital Management Dow SM Dividend Fund to JNL/Mellon Capital Dow SM Dividend Fund
JNL/Mellon Capital Management S&P ® 24 Fund to JNL/Mellon Capital S&P ® 24 Fund
JNL/Mellon Capital Management S&P ® SMid 60 Fund to JNL/Mellon Capital S&P ® SMid 60 Fund
JNL/Mellon Capital Management NYSE ® International 25 Fund to JNL/Mellon Capital NYSE ® International 25 Fund
JNL/Mellon Capital Management 25 Fund to JNL/Mellon Capital 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund to JNL/Mellon Capital Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund to JNL/Mellon Capital JNL 5 Fund
JNL/Mellon Capital Management JNL Optimized 5 Fund to JNL/Mellon Capital JNL Optimized 5 Fund
JNL/Mellon Capital Management VIP Fund to JNL/Mellon Capital VIP Fund
JNL/Mellon Capital Management Communications Sector Fund to JNL/Mellon Capital Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund to JNL/Mellon Capital Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund to JNL/Mellon Capital Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund to JNL/Mellon Capital Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund to JNL/Mellon Capital Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund to JNL/Mellon Capital Technology Sector Fund

Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$8.27	$8.66	$7.79	$6.30	$10.51	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	$8.27	$8.66	$7.79	$6.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	802	7,204	6,392	6,659	1,018	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$9.73	$9.80	$8.94	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$9.73	$9.80	$8.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24	2,434	1,331	1,320	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$13.50	$14.05	$12.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.79	$13.50	$14.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,965	38,239	3,685	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$10.96	$11.55	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.03	$10.96	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,149	1,149	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$11.11	$11.81	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$11.11	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,409	4,720	2,252	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$12.52	$13.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.70	$12.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,289	2,843	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$10.40	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	617	1,618	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.65	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.11	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,504	312	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$8.78	$11.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.20	$8.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	422	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$9.04	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$9.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,037	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$7.77	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.00	$7.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	473	824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$8.13	$11.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.40	$8.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102	810	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division
Accumulation unit value:
Beginning of period	$10.32	$11.30	$9.75	$6.60	$13.72	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	$10.32	$11.30	$9.75	$6.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,055	17,332	22,142	28,618	31,146	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$9.79	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.57	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,291	773	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Brookfield Global Infrastructure Division
Accumulation unit value:
Beginning of period	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$11.54	$12.29	$11.43	$9.47	$13.38	$12.57	$11.51	$10.60	$9.83	$8.76
End of period	$12.87	$11.54	$12.29	$11.43	$9.47	$13.38	$12.57	$11.51	$10.60	$9.83
Accumulation units outstanding at the end of period	59,294	99,472	136,417	172,168	162,016	159,903	196,447	205,645	243,101	247,035

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$11.89	$12.63	$11.46	$8.41	$14.82	$12.46	$11.15	$10.09	$9.19	$7.52
End of period	$13.72	$11.89	$12.63	$11.46	$8.41	$14.82	$12.46	$11.15	$10.09	$9.19
Accumulation units outstanding at the end of period	68,141	77,005	87,089	106,092	121,511	169,062	223,319	299,400	349,485	420,420

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$10.04	$10.27	$9.31	$7.05	$11.73	$11.83	$10.68	$10.47	$9.99	$8.13
End of period	$11.25	$10.04	$10.27	$9.31	$7.05	$11.73	$11.83	$10.68	$10.47	$9.99
Accumulation units outstanding at the end of period	18,404	27,137	36,345	92,100	93,259	57,240	76,656	100,854	121,478	134,332

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$19.64	$20.38	$15.24	$11.41	$18.74	$16.96	$14.32	$14.16	$12.09	$8.76
End of period	$22.04	$19.64	$20.38	$15.24	$11.41	$18.74	$16.96	$14.32	$14.16	$12.09
Accumulation units outstanding at the end of period	24,603	32,931	41,025	49,862	56,683	71,658	115,137	146,270	221,476	176,408

JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.50	$10.94	$9.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$8.50	$10.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	124	455	1,221	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$8.01	$11.27	$9.77	$5.44	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.75	$8.01	$11.27	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,944	2,187	7,990	24,649	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$8.52	$8.76	$8.05	$6.27	$9.96	N/A	N/A	N/A	N/A	N/A
End of period	$9.74	$8.52	$8.76	$8.05	$6.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	715	3,253	716	6,018	16,459	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$7.33	$7.92	$7.50	$5.81	$9.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.83	$7.33	$7.92	$7.50	$5.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	766	771	9,280	9,505	9,972	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	301	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$11.13	$11.01	$9.92	$7.57	$10.92	$10.88	N/A	N/A	N/A	N/A
End of period	$12.32	$11.13	$11.01	$9.92	$7.57	$10.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,997	8,653	14,588	17,958	19,489	22,163	N/A	N/A	N/A	N/A

JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.77	$8.02	$6.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.49	$6.77	$8.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	542	3,398	3,398	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$8.15	$8.32	$7.57	$6.05	$9.89	N/A	N/A	N/A	N/A	N/A
End of period	$9.13	$8.15	$8.32	$7.57	$6.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	556	3,308	10,184	15,870	14,715	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$11.82	$12.33	$9.86	$7.48	$11.35	$12.26	$10.56	N/A	N/A	N/A
End of period	$13.71	$11.82	$12.33	$9.86	$7.48	$11.35	$12.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	780	1,927	5,852	6,711	6,558	10,315	13,802	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$18.32	$17.48	$16.47	$14.63	$15.65	$14.83	$14.37	$14.20	$13.47	$12.03
End of period	$19.47	$18.32	$17.48	$16.47	$14.63	$15.65	$14.83	$14.37	$14.20	$13.47
Accumulation units outstanding at the end of period	20,693	32,761	40,501	48,274	97,118	69,018	60,699	104,018	119,708	140,087

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$10.98	$11.68	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$10.98	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,646	4,656	6,169	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$10.92	$11.85	$9.66	$7.38	$11.71	$11.56	$10.13	N/A	N/A	N/A
End of period	$12.70	$10.92	$11.85	$9.66	$7.38	$11.71	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	958	1,417	1,499	3,250	2,242	3,244	1,519	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$7.75	$8.72	$8.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$7.75	$8.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,835	248	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$11.32	$12.24	$10.60	$8.11	$12.79	$15.26	$11.35	N/A	N/A	N/A
End of period	$14.32	$11.32	$12.24	$10.60	$8.11	$12.79	$15.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,941	8,822	10,322	5,826	6,755	7,344	11,681	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$11.48	$12.50	$11.29	$8.36	$14.35	$13.26	$10.97	$10.05	$8.76	$6.91
End of period	$13.11	$11.48	$12.50	$11.29	$8.36	$14.35	$13.26	$10.97	$10.05	$8.76
Accumulation units outstanding at the end of period	52,438	66,423	69,542	79,743	86,683	105,748	140,395	162,268	195,591	208,916

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$10.81	$11.75	$10.15	$8.28	$13.47	$11.81	$11.10	$10.50	$9.68	$7.55
End of period	$12.00	$10.81	$11.75	$10.15	$8.28	$13.47	$11.81	$11.10	$10.50	$9.68
Accumulation units outstanding at the end of period	14,761	29,247	42,101	53,115	47,263	40,241	50,912	66,736	81,026	27,037

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$14.45	$14.85	$11.94	$8.98	$15.11	$13.76	$12.19	$11.40	$10.82	$7.92
End of period	$16.77	$14.45	$14.85	$11.94	$8.98	$15.11	$13.76	$12.19	$11.40	$10.82
Accumulation units outstanding at the end of period	10,985	15,819	18,348	20,331	20,421	23,558	43,946	43,298	101,723	80,765

JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$10.25	$11.23	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	$10.25	$11.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,838	5,711	3,900	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$18.13	$21.10	$19.89	$15.49	$28.30	$25.64	$19.70	$16.85	$13.94	$10.14
End of period	$20.94	$18.13	$21.10	$19.89	$15.49	$28.30	$25.64	$19.70	$16.85	$13.94
Accumulation units outstanding at the end of period	8,449	10,592	11,770	21,668	22,163	33,228	38,415	23,966	20,314	15,657

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$11.29	$12.17	$9.82	$6.97	$12.72	$11.95	$10.81	$10.33	$8.88	$6.64
End of period	$12.94	$11.29	$12.17	$9.82	$6.97	$12.72	$11.95	$10.81	$10.33	$8.88
Accumulation units outstanding at the end of period	106,036	130,272	153,396	183,273	203,147	251,367	318,939	409,293	490,516	614,466

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$16.76	$15.48	$14.62	$14.30	$13.61	$12.98	$12.74	$12.63	$12.33	$12.36
End of period	$17.13	$16.76	$15.48	$14.62	$14.30	$13.61	$12.98	$12.74	$12.63	$12.33
Accumulation units outstanding at the end of period	52,544	80,579	107,795	123,629	133,646	148,535	178,946	228,341	250,527	360,386

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$11.51	$14.19	$11.81	$6.97	$14.15	$10.89	N/A	N/A	N/A	N/A
End of period	$13.87	$11.51	$14.19	$11.81	$6.97	$14.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,523	38,581	42,380	62,520	40,751	30,050	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division
Accumulation unit value:
Beginning of period	$15.66	$16.84	$13.87	$10.07	$16.74	$17.43	$15.43	$14.38	$11.69	$9.20
End of period	$16.64	$15.66	$16.84	$13.87	$10.07	$16.74	$17.43	$15.43	$14.38	$11.69
Accumulation units outstanding at the end of period	11,041	17,125	24,145	30,477	26,646	34,051	47,803	54,074	58,121	25,318

JNL/M&G Global Basics Division
Accumulation unit value:
Beginning of period	$10.06	$11.57	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.70	$10.06	$11.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Mellon Capital Management (MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	$8.41	$8.71	$7.59	$6.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.62	$8.41	$8.71	$7.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,013	1,208	1,828	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division
Accumulation unit value:
Beginning of period	$12.57	$11.71	$9.66	$6.41	$10.03	$10.47	N/A	N/A	N/A	N/A
End of period	$14.59	$12.57	$11.71	$9.66	$6.41	$10.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,471	9,020	11,126	14,481	28,783	24,013	N/A	N/A	N/A	N/A

JNL/MCM Bond Index Division
Accumulation unit value:
Beginning of period	$13.30	$12.59	$12.06	$11.56	$11.31	$10.78	$10.54	$10.50	$10.27	$10.12
End of period	$13.59	$13.30	$12.59	$12.06	$11.56	$11.31	$10.78	$10.54	$10.50	$10.27
Accumulation units outstanding at the end of period	3,658	5,985	6,911	7,707	7,851	26,425	16,530	13,261	16,465	3,591

JNL/MCM Communications Sector Division
Accumulation unit value:
Beginning of period	$14.49	$15.17	$12.56	$10.14	$17.04	$16.56	$12.34	$12.39	$10.68	N/A
End of period	$17.19	$14.49	$15.17	$12.56	$10.14	$17.04	$16.56	$12.34	$12.39	N/A
Accumulation units outstanding at the end of period	458	982	3,484	3,633	3,686	8,466	5,109	4,428	4,699	N/A

JNL/MCM Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$12.24	$11.64	$9.62	$7.33	$10.81	$11.90	$10.64	$11.06	$10.18	N/A
End of period	$14.90	$12.24	$11.64	$9.62	$7.33	$10.81	$11.90	$10.64	$11.06	N/A
Accumulation units outstanding at the end of period	680	758	717	713	661	-	2,119	4,685	399	N/A

JNL/MCM Dow Dividend Division
Accumulation unit value:
Beginning of period	$6.43	$6.17	$5.58	$4.71	$9.43	N/A	N/A	N/A	N/A	N/A
End of period	$7.07	$6.43	$6.17	$5.58	$4.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,165	5,485	2,902	2,840	460	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division
Accumulation unit value:
Beginning of period	$9.47	$10.37	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.15	$9.47	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	351	167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division
Accumulation unit value:
Beginning of period	$6.25	$7.28	$6.51	$5.56	$11.43	$14.02	$11.98	$11.45	$10.23	N/A
End of period	$7.78	$6.25	$7.28	$6.51	$5.56	$11.43	$14.02	$11.98	$11.45	N/A
Accumulation units outstanding at the end of period	820	1,416	4,494	3,377	1,083	4,080	2,233	3,103	2,040	N/A

JNL/MCM Global Alpha Division
Accumulation unit value:
Beginning of period	$10.43	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.09	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143	143	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division
Accumulation unit value:
Beginning of period	$12.44	$11.38	$11.11	$9.31	$12.30	$11.60	$11.06	$10.43	$10.22	N/A
End of period	$14.55	$12.44	$11.38	$11.11	$9.31	$12.30	$11.60	$11.06	$10.43	N/A
Accumulation units outstanding at the end of period	2,573	3,021	3,379	4,133	2,474	4,266	4,926	7,571	4,390	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Index 5 Division
Accumulation unit value:
Beginning of period	$9.32	$9.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,457	2,791	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division
Accumulation unit value:
Beginning of period	$16.20	$18.72	$17.77	$13.94	$24.77	$22.76	$18.38	$16.45	$13.96	$10.31
End of period	$18.85	$16.20	$18.72	$17.77	$13.94	$24.77	$22.76	$18.38	$16.45	$13.96
Accumulation units outstanding at the end of period	7,821	10,409	11,438	19,726	20,289	29,362	37,656	31,405	20,655	108

JNL/MCM JNL 5 Division
Accumulation unit value:
Beginning of period	$11.04	$11.43	$9.90	$8.09	$14.27	$14.27	$12.18	$11.16	N/A	N/A
End of period	$12.85	$11.04	$11.43	$9.90	$8.09	$14.27	$14.27	$12.18	N/A	N/A
Accumulation units outstanding at the end of period	33,194	53,027	74,834	143,109	197,307	217,350	118,555	40,611	N/A	N/A

JNL/MCM JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$8.65	$9.73	$8.68	$6.39	$12.02	$10.73	N/A	N/A	N/A	N/A
End of period	$9.75	$8.65	$9.73	$8.68	$6.39	$12.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,323	2,452	3,523	23,141	27,370	9,635	N/A	N/A	N/A	N/A

JNL/MCM Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$9.15	$9.10	$7.87	$5.95	$10.32	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$9.15	$9.10	$7.87	$5.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	781	715	719	1,254	1,397	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division
Accumulation unit value:
Beginning of period	$6.27	$8.35	$8.28	$6.17	$11.57	N/A	N/A	N/A	N/A	N/A
End of period	$6.90	$6.27	$8.35	$8.28	$6.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	180	720	1,019	2,694	415	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$25.77	$25.31	$21.55	$18.20	$29.70	$22.26	$18.69	$13.86	$10.54	N/A
End of period	$26.52	$25.77	$25.31	$21.55	$18.20	$29.70	$22.26	$18.69	$13.86	N/A
Accumulation units outstanding at the end of period	8,017	10,035	14,837	15,368	10,540	13,269	25,196	18,271	6,794	N/A

JNL/MCM Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$10.79	$11.15	$10.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$10.79	$11.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	772	929	931	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division
Accumulation unit value:
Beginning of period	$9.08	$8.78	$7.64	$6.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.99	$9.08	$8.78	$7.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	708	2,281	1,059	1,067	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$20.06	$20.79	$16.75	$12.31	$20.00	$18.88	$17.45	$15.80	$13.84	$10.43
End of period	$23.19	$20.06	$20.79	$16.75	$12.31	$20.00	$18.88	$17.45	$15.80	$13.84
Accumulation units outstanding at the end of period	9,477	14,978	15,354	20,714	13,752	25,333	31,794	28,548	29,666	6,201

JNL/MCM S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.13	$15.12	$13.40	$10.79	$17.54	$16.96	$14.95	$14.52	$13.38	$10.62
End of period	$17.21	$15.13	$15.12	$13.40	$10.79	$17.54	$16.96	$14.95	$14.52	$13.38
Accumulation units outstanding at the end of period	48,527	69,799	87,299	96,545	32,026	45,075	67,983	68,716	61,493	42,149

JNL/MCM S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$10.51	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91	93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/MCM Select Small-Cap Division
Accumulation unit value:
Beginning of period	$6.06	$6.06	$5.33	$5.16	$8.73	N/A	N/A	N/A	N/A	N/A
End of period	$6.92	$6.06	$6.06	$5.33	$5.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,145	5,192	7,152	13,353	12,452	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division
Accumulation unit value:
Beginning of period	$19.09	$20.24	$16.25	$12.94	$20.16	$20.88	$18.03	$17.54	$15.15	$10.53
End of period	$21.82	$19.09	$20.24	$16.25	$12.94	$20.16	$20.88	$18.03	$17.54	$15.15
Accumulation units outstanding at the end of period	21,813	30,567	32,981	42,874	16,644	22,716	37,027	31,593	40,476	61,214

JNL/MCM Technology Sector Division
Accumulation unit value:
Beginning of period	$12.11	$12.32	$11.14	$6.90	$12.37	$10.95	$10.15	$10.05	$10.08	N/A
End of period	$13.28	$12.11	$12.32	$11.14	$6.90	$12.37	$10.95	$10.15	$10.05	N/A
Accumulation units outstanding at the end of period	297	2,352	3,731	6,218	961	1,652	3,171	4,007	1,251	N/A

JNL/MCM Value Line 30 Division
Accumulation unit value:
Beginning of period	$5.35	$7.04	$5.83	$5.16	$9.95	N/A	N/A	N/A	N/A	N/A
End of period	$5.76	$5.35	$7.04	$5.83	$5.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,579	11,957	13,043	18,100	19,666	N/A	N/A	N/A	N/A	N/A

JNL/MCM VIP Division
Accumulation unit value:
Beginning of period	$9.76	$10.27	$9.03	$7.39	$13.10	$11.99	$10.84	$10.01	N/A	N/A
End of period	$10.79	$9.76	$10.27	$9.03	$7.39	$13.10	$11.99	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	492	864	1,348	5,477	5,975	18,152	4,169	2,954	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$12.70	$14.03	$12.33	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75	$7.03
End of period	$15.09	$12.70	$14.03	$12.33	$8.97	$15.38	$14.67	$12.72	$11.34	$9.75
Accumulation units outstanding at the end of period	29,491	40,625	41,733	56,271	60,328	64,230	87,485	87,841	110,221	86,668

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$14.05	$12.76	$12.01	$10.39	$10.94	N/A	N/A	N/A	N/A	N/A
End of period	$15.03	$14.05	$12.76	$12.01	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,071	42,791	30,202	53,065	11,460	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$15.17	$14.67	$13.83	$12.15	$12.27	$11.50	$11.27	$11.17	$10.84	$10.49
End of period	$16.17	$15.17	$14.67	$13.83	$12.15	$12.27	$11.50	$11.27	$11.17	$10.84
Accumulation units outstanding at the end of period	139,211	204,426	258,746	284,646	193,353	153,232	171,340	187,892	207,534	244,216

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$12.71	$12.32	$10.80	$7.49	$10.97	$11.25	$10.32	$10.29	N/A	N/A
End of period	$14.64	$12.71	$12.32	$10.80	$7.49	$10.97	$11.25	$10.32	N/A	N/A
Accumulation units outstanding at the end of period	46,977	180,625	200,199	224,314	226,547	129,913	168,115	184,196	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$9.56	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.98	$9.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	237	238	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$9.43	$10.40	$8.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.13	$9.43	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	520	972	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$8.59	$9.19	$7.94	$5.57	$10.70	$11.49	$10.31	$9.97	$9.21	$7.50
End of period	$9.80	$8.59	$9.19	$7.94	$5.57	$10.70	$11.49	$10.31	$9.97	$9.21
Accumulation units outstanding at the end of period	101,030	141,497	183,723	186,630	197,588	199,884	282,777	393,800	459,571	551,265

JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$12.88	$15.92	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$12.88	$15.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,097	1,146	3,010	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$10.96	$10.50	$9.36	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$10.96	$10.50	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,606	1,624	31,306	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$11.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$11.23	$10.13	$8.68	$7.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$11.23	$10.13	$8.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	651	2,750	314	314	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$11.50	$10.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.94	$11.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,731	1,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$11.78	$12.55	$10.87	$8.41	$14.02	$13.03	$11.43	$10.68	$9.62	$7.69
End of period	$13.46	$11.78	$12.55	$10.87	$8.41	$14.02	$13.03	$11.43	$10.68	$9.62
Accumulation units outstanding at the end of period	85,935	190,022	224,183	263,507	272,450	304,306	446,173	742,158	950,566	336,554

JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$11.88	$11.68	$10.90	$9.73	$11.44	$10.92	$10.27	N/A	N/A	N/A
End of period	$12.74	$11.88	$11.68	$10.90	$9.73	$11.44	$10.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,564	48,500	52,235	65,973	41,469	31,494	2,641	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$13.00	$13.61	$11.88	$9.41	$14.76	$13.77	$12.24	$11.55	$10.51	$8.76
End of period	$14.78	$13.00	$13.61	$11.88	$9.41	$14.76	$13.77	$12.24	$11.55	$10.51
Accumulation units outstanding at the end of period	108,491	195,595	250,312	410,539	526,908	469,824	550,401	702,545	827,637	856,656

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$12.26	$12.32	$11.23	$9.60	$12.36	$11.64	$10.69	$10.32	N/A	N/A
End of period	$13.40	$12.26	$12.32	$11.23	$9.60	$12.36	$11.64	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	21,586	17,335	37,268	42,625	30,967	18,357	25,172	19,294	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$13.35	$13.71	$12.28	$10.09	$14.11	$13.17	$11.91	$11.35	$10.50	$9.05
End of period	$14.97	$13.35	$13.71	$12.28	$10.09	$14.11	$13.17	$11.91	$11.35	$10.50
Accumulation units outstanding at the end of period	155,597	250,192	284,275	347,622	318,222	444,864	592,149	642,846	724,785	713,186

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$9.11	$9.34	$8.12	$5.74	$10.18	$13.45	$12.00	$11.47	$10.58	$8.22
End of period	$10.67	$9.11	$9.34	$8.12	$5.74	$10.18	$13.45	$12.00	$11.47	$10.58
Accumulation units outstanding at the end of period	191,193	237,081	265,155	328,337	367,518	408,372	271,855	358,436	336,917	353,669

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$23.18	$23.86	$18.92	$13.07	$22.33	$19.32	$18.34	$16.30	$14.01	$10.25
End of period	$25.97	$23.18	$23.86	$18.92	$13.07	$22.33	$19.32	$18.34	$16.30	$14.01
Accumulation units outstanding at the end of period	69,957	91,719	103,830	120,693	126,843	139,816	210,918	302,040	396,980	438,725

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.57	$10.55	$10.39	$9.79	$10.56	$10.21	N/A	N/A	N/A	N/A
End of period	$10.76	$10.57	$10.55	$10.39	$9.79	$10.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,199	2,948	2,718	3,578	1,675	15,792	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$14.07	$14.57	$12.75	$9.43	$16.06	$16.15	$13.65	$13.04	$11.48	$8.96
End of period	$16.55	$14.07	$14.57	$12.75	$9.43	$16.06	$16.15	$13.65	$13.04	$11.48
Accumulation units outstanding at the end of period	34,952	64,985	84,191	111,866	113,728	104,735	133,065	189,127	197,427	178,918

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008	2007	2006	2005	2004	2003
JNL/UBS Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$9.10	$9.16	$8.25	$6.20	$10.64	$9.83	$9.53	$9.24	$8.39	$6.28
End of period	$9.93	$9.10	$9.16	$8.25	$6.20	$10.64	$9.83	$9.53	$9.24	$8.39
Accumulation units outstanding at the end of period	124,396	152,627	167,412	199,816	228,067	272,668	348,474	490,656	607,547	754,444

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$18.42	$18.09	$16.55	$14.03	$17.94	$16.93	$15.10	$14.54	$13.30	$11.10
End of period	$20.00	$18.42	$18.09	$16.55	$14.03	$17.94	$16.93	$15.10	$14.54	$13.30
Accumulation units outstanding at the end of period	43,483	91,922	94,653	111,760	110,996	129,403	169,547	248,097	308,410	380,983

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.26	$11.42	$11.58	$11.73	$11.64	$11.27	$10.93	$10.79	$10.86	$10.96
End of period	$11.11	$11.26	$11.42	$11.58	$11.73	$11.64	$11.27	$10.93	$10.79	$10.86
Accumulation units outstanding at the end of period	19,424	23,504	27,711	40,501	85,397	69,351	149,110	272,534	150,872	146,087

JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$19.35	$20.03	$17.87	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53	$10.93
End of period	$22.20	$19.35	$20.03	$17.87	$14.61	$22.23	$20.91	$17.53	$16.44	$14.53
Accumulation units outstanding at the end of period	4,066	7,744	10,129	15,411	14,004	20,974	26,695	28,346	29,814	2,607

APPENDIX A

JNLNY Separate Account I

Financial Statements

December 31, 2012

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Dynamic Risk Advantage - Aggressive Portfolio	Curian Dynamic Risk Advantage - Diversified Portfolio	Curian Dynamic Risk Advantage - Income Portfolio	Curian Guidance - Balanced Income Portfolio	Curian Guidance - Equity 100 Portfolio	Curian Guidance - Fixed 100 Portfolio	Curian Guidance - Institutional Alt 100 Portfolio	Curian Guidance - Institutional Alt 65 Portfolio	Curian Guidance - Maximize Income Portfolio	Curian Guidance - Maximum Growth Portfolio

Assets
Investments, at value (a)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114
Receivables:
Investment securities sold	87	9,969	218	213	21	28	575	13,861	71	73
Sub-account units sold	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Total assets	941,112	2,555,895	2,512,566	2,458,778	331,142	278,051	6,324,976	2,643,611	797,276	925,981

Liabilities
Payables:
Investment securities purchased	-	30,877	7,920	3,960	39,506	-	-	14,532	-	35,794
Sub-account units redeemed	-	9,741	-	-	-	-	-	13,632	-	-
Insurance fees due to Jackson
of New York	87	228	218	213	21	28	575	229	71	73
Total liabilities	87	40,846	8,138	4,173	39,527	28	575	28,393	71	35,867
Net assets (Note 7)	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

(a) Investment shares	98,640	251,505	244,812	233,106	28,257	27,582	618,221	250,500	75,066	85,753
Investments at cost	$956,699	$2,522,778	$2,476,191	$2,410,845	$286,733	$277,536	$6,159,030	$2,526,800	$776,965	$857,740

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian Guidance - Moderate Growth Portfolio	Curian Guidance - Rising Income Portfolio	Curian Guidance - Tactical Maximum Growth Portfolio	Curian Guidance - Tactical Moderate Growth Portfolio	Curian Tactical Advantage 35 Portfolio	Curian Tactical Advantage 60 Portfolio	Curian Tactical Advantage 75 Portfolio	Curian/ American Funds Growth Portfolio	Curian/ DFA U.S. Micro Cap Portfolio	Curian/Epoch Global Shareholder Yield Portfolio

Assets
Investments, at value (a)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804
Receivables:
Investment securities sold	375	131	127	437	135	10,378	69	41	1	12
Sub-account units sold	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Total assets	4,412,697	1,462,921	1,456,536	4,630,453	1,398,328	1,496,846	800,957	444,657	13,913	140,816

Liabilities
Payables:
Investment securities purchased	35,794	-	10,000	7,000	3,960	35,794	-	-	-	-
Sub-account units redeemed	-	-	-	-	-	10,250	-	-	-	-
Insurance fees due to Jackson
of New York	375	131	127	437	135	128	69	41	1	12
Total liabilities	36,169	131	10,127	7,437	4,095	46,172	69	41	1	12
Net assets (Note 7)	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

(a) Investment shares	415,625	139,446	140,976	447,100	134,839	139,220	76,348	41,631	1,376	13,309
Investments at cost	$4,210,845	$1,424,390	$1,403,507	$4,495,522	$1,384,837	$1,417,788	$772,526	$429,271	$13,037	$140,868

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio
Assets
Investments, at value (a)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419
Receivables:
Investment securities sold	98	-	40	16	99	55	204	22	74	16
Sub-account units sold	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Total assets	1,113,186	508	480,998	193,960	1,115,543	679,625	2,282,994	262,804	826,473	190,182

Liabilities
Payables:
Investment securities purchased	9,239	-	7,249	9,711	14,248	40,000	17,248	5,043	4,507	7,747
Sub-account units redeemed	-	-	-	-	-	-	-	-	-	-
Insurance fees due to Jackson
of New York	98	-	40	16	99	55	204	22	74	16
Total liabilities	9,337	-	7,289	9,727	14,347	40,055	17,452	5,065	4,581	7,763
Net assets (Note 7)	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

(a) Investment shares	108,220	49	53,831	18,241	107,329	60,680	224,756	24,088	80,815	20,224
Investments at cost	$1,110,907	$500	$471,342	$183,892	$1,091,448	$632,359	$2,253,928	$250,226	$827,767	$194,652

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012
	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Balanced Allocation Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio
Assets
Investments, at value (a)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859
Receivables:
Investment securities sold	4,153	10,803	89,657	13,017	13,822	24,393	7,570	1,146	14,217	4,913
Sub-account units sold	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Total assets	17,080,441	49,758,574	51,569,964	57,414,612	65,705,237	94,264,165	42,395,202	5,801,880	40,272,676	21,092,914

Liabilities
Payables:
Investment securities purchased	250	9,279	1,566	116,767	22,369	103,946	1,736	63,662	126,003	167,142
Sub-account units redeemed	1,941	4,380	83,200	5,769	5,256	12,273	2,314	396	9,122	2,207
Insurance fees due to Jackson of New York	2,212	6,423	6,457	7,248	8,566	12,120	5,256	750	5,095	2,706
Total liabilities	4,403	20,082	91,223	129,784	36,191	128,339	9,306	64,808	140,220	172,055
Net assets (Note 7)	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

(a) Investment shares	1,895,232	4,683,474	5,274,461	3,865,373	4,294,902	6,045,975	2,764,899	550,583	3,498,906	1,876,310
Investments at cost	$15,523,622	$45,846,356	$47,688,262	$54,335,709	$63,507,788	$91,139,929	$42,981,159	$5,538,255	$36,926,158	$20,507,623

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/American Funds Global Small Capitalization Portfolio	JNL/American Funds Growth Allocation Portfolio	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/AQR Managed Futures Strategy Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio
Assets
Investments, at value (a)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618
Receivables:
Investment securities sold	4,416	865	14,982	21,062	29,365	143	31,383	13,308	994	28,183
Sub-account units sold	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Total assets	13,383,036	4,261,173	48,221,001	19,145,704	21,438,906	1,662,967	43,633,292	66,428,211	4,784,794	20,516,390

Liabilities
Payables:
Investment securities purchased	41,217	-	18,367	18,057	77,310	15,413	62,245	121,701	20,585	3,589
Sub-account units redeemed	2,716	274	8,956	18,594	26,587	-	25,730	4,850	434	25,492
Insurance fees due to Jackson
of New York	1,700	591	6,026	2,468	2,778	143	5,653	8,458	560	2,691
Total liabilities	45,633	865	33,349	39,119	106,675	15,556	93,628	135,009	21,579	31,772
Net assets (Note 7)	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

(a) Investment shares	1,282,443	408,075	4,083,699	1,783,995	1,899,575	164,906	4,256,077	6,104,346	387,568	2,060,827
Investments at cost	$13,018,852	$4,105,899	$43,287,247	$18,166,929	$20,048,326	$1,577,560	$43,044,909	$63,503,830	$4,477,804	$19,313,017

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Assets
Investments, at value (a)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458
Receivables:
Investment securities sold	25,304	2,757	21,132	6,873	11,418	83,478	14,194	8,091	93,312	52,280
Sub-account units sold	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Total assets	11,979,038	9,072,654	46,169,791	11,698,205	26,704,039	71,915,321	15,902,320	11,229,254	85,863,267	13,518,432

Liabilities
Payables:
Investment securities purchased	729	61,961	59,902	46,831	317,652	1,029	32,044	45,073	59,129	33,694
Sub-account units redeemed	23,771	1,598	15,041	5,349	7,958	74,099	12,182	6,628	82,316	50,502
Insurance fees due to Jackson
of New York	1,533	1,159	6,091	1,524	3,460	9,379	2,012	1,463	10,996	1,778
Total liabilities	26,033	64,718	81,034	53,704	329,070	84,507	46,238	53,164	152,441	85,974
Net assets (Note 7)	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

(a) Investment shares	470,406	1,105,268	2,024,100	1,416,606	3,573,844	7,374,827	1,752,053	943,927	8,032,880	1,552,885
Investments at cost	$10,396,648	$8,270,654	$42,782,606	$11,405,929	$26,073,998	$65,088,816	$14,192,291	$10,443,536	$81,162,697	$11,366,213

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Assets
Investments, at value (a)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396
Receivables:
Investment securities sold	19,172	9,476	15,364	6,715	7,773	34,147	39,061	18,244	4,513	4,150
Sub-account units sold	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Total assets	28,495,861	22,575,277	42,208,932	17,706,623	26,446,199	6,869,578	36,427,301	23,711,044	21,030,616	15,252,956

Liabilities
Payables:
Investment securities purchased	3,339	8,981	389,712	-	31,279	4,788	61,956	28,653	7,956	17,410
Sub-account units redeemed	15,579	6,510	9,949	4,450	4,363	33,256	34,347	15,181	1,805	2,179
Insurance fees due to Jackson
of New York	3,593	2,966	5,415	2,265	3,410	891	4,714	3,063	2,708	1,971
Total liabilities	22,511	18,457	405,076	6,715	39,052	38,935	101,017	46,897	12,469	21,560
Net assets (Note 7)	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

(a) Investment shares	3,091,569	1,800,225	3,360,439	1,253,535	2,387,626	784,230	3,676,749	2,173,016	1,640,761	1,065,133
Investments at cost	$25,726,778	$18,799,648	$41,644,824	$16,663,933	$24,124,968	$6,095,472	$31,898,078	$22,090,700	$20,159,080	$13,965,190

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Assets
Investments, at value (a)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876
Receivables:
Investment securities sold	79,903	33,493	3,828	9,520	58,288	25,978	660	537	7,265	22,401
Sub-account units sold	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Total assets	81,835,375	21,979,054	17,318,073	42,013,075	45,290,992	15,998,561	3,677,454	2,504,389	34,983,631	32,897,292

Liabilities
Payables:
Investment securities purchased	122,837	3,841	15,618	66,900	73	6,064	449	5	1,310	23,015
Sub-account units redeemed	69,197	30,611	1,659	4,045	52,417	23,840	194	202	2,844	18,024
Insurance fees due to Jackson of New York	10,706	2,882	2,169	5,475	5,871	2,138	466	335	4,421	4,377
Total liabilities	202,740	37,334	19,446	76,420	58,361	32,042	1,109	542	8,575	45,416
Net assets (Note 7)	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

(a) Investment shares	6,599,243	3,086,037	789,892	2,976,342	3,943,560	1,368,168	269,132	211,831	3,929,782	2,159,887
Investments at cost	$74,158,849	$23,888,991	$14,494,796	$40,576,810	$42,550,623	$15,328,645	$3,656,552	$2,406,036	$31,482,058	$28,518,114

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Assets
Investments, at value (a)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903
Receivables:
Investment securities sold	12,646	1,768	10,843	7,815	81	2,004	1,179	16,171	428	10,115
Sub-account units sold	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Total assets	33,084,453	10,009,823	12,991,925	29,362,827	437,598	8,492,583	1,888,531	19,402,118	2,454,657	27,364,053

Liabilities
Payables:
Investment securities purchased	132,776	3,020	9,505	3,273	5,000	-	-	35,467	10,354	15,035
Sub-account units redeemed	8,309	498	9,145	3,941	19	928	935	13,586	138	6,523
Insurance fees due to Jackson of New York	4,337	1,270	1,698	3,874	62	1,076	244	2,585	290	3,592
Total liabilities	145,422	4,788	20,348	11,088	5,081	2,004	1,179	51,638	10,782	25,150
Net assets (Note 7)	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

(a) Investment shares	2,695,502	2,605,478	1,031,127	3,966,451	42,321	795,743	185,763	2,493,619	239,596	1,869,966
Investments at cost	$32,022,312	$9,724,466	$11,769,392	$28,256,227	$418,951	$7,975,464	$1,969,886	$17,511,849	$2,497,907	$23,645,801

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Assets
Investments, at value (a)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118
Receivables:
Investment securities sold	15,790	51,100	145,533	7,780	6,474	3,180	25,372	914	589	81,891
Sub-account units sold	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Total assets	50,710,109	36,329,253	229,529,238	31,827,664	14,665,907	5,794,382	47,003,882	4,074,585	2,337,369	40,854,375

Liabilities
Payables:
Investment securities purchased	245,093	5,008	289,547	1,731	7,966	332	57,850	26	-	6,366
Sub-account units redeemed	9,097	46,237	114,567	3,441	4,541	2,368	19,153	392	288	76,527
Insurance fees due to Jackson of New York	6,693	4,863	30,966	4,339	1,933	812	6,219	522	301	5,364
Total liabilities	260,883	56,108	435,080	9,511	14,440	3,512	83,222	940	589	88,257
Net assets (Note 7)	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

(a) Investment shares	4,965,475	2,968,342	24,294,184	3,648,871	1,058,632	989,892	1,663,263	318,752	215,371	2,819,234
Investments at cost	$43,441,842	$37,106,700	$242,805,783	$31,476,550	$13,356,675	$6,756,058	$45,414,426	$3,878,786	$2,162,079	$37,208,734

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640
Receivables:
Investment securities sold	66,152	2,371	2,250	87,996	7,665	8,539	3,457	140	707	95,411
Sub-account units sold	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Total assets	123,958,537	6,875,928	8,651,149	35,012,222	32,888,448	23,682,577	12,775,249	702,399	3,682,145	32,251,102

Liabilities
Payables:
Investment securities purchased	365,153	2,359	1,874	2,670	24,448	22,083	732	-	1,917	4,051
Sub-account units redeemed	50,156	1,447	1,142	83,292	3,272	5,351	1,701	47	230	91,208
Insurance fees due to Jackson of New York	15,996	924	1,108	4,704	4,393	3,188	1,756	93	477	4,203
Total liabilities	431,305	4,730	4,124	90,666	32,113	30,622	4,189	140	2,624	99,462
Net assets (Note 7)	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

(a) Investment shares	10,450,696	658,792	671,875	2,723,990	4,446,053	2,142,387	1,756,680	73,535	349,101	2,820,319
Investments at cost	$112,370,433	$6,575,745	$8,505,138	$31,437,046	$33,391,279	$27,838,986	$13,721,947	$680,636	$3,590,837	$28,836,872

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Assets
Investments, at value (a)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729
Receivables:
Investment securities sold	36,156	668,218	3,541	28,781	2,653	2,750	5,532	7,870	14,433	3,076
Sub-account units sold	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Total assets	111,749,762	260,681,965	14,265,145	71,873,344	5,318,764	4,601,032	5,013,259	12,574,682	67,247,803	14,032,141

Liabilities
Payables:
Investment securities purchased	183,510	752,992	91,851	198,773	2,079	-	5,190	14,893	19,655	8,336
Sub-account units redeemed	21,639	634,354	1,693	19,393	1,974	2,185	4,907	6,257	5,754	1,270
Insurance fees due to Jackson of New York	14,517	33,864	1,848	9,388	679	565	625	1,613	8,679	1,806
Total liabilities	219,666	1,421,210	95,392	227,554	4,732	2,750	10,722	22,763	34,088	11,412
Net assets (Note 7)	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

(a) Investment shares	8,652,451	19,851,513	1,336,769	9,937,003	499,439	472,103	385,998	1,345,329	5,601,143	1,118,080
Investments at cost	$110,974,139	$254,835,487	$13,839,405	$67,827,686	$5,262,329	$4,309,748	$4,650,537	$12,967,470	$56,528,024	$13,328,373

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Assets
Investments, at value (a)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608
Receivables:
Investment securities sold	18,554	3,889	67,162	47,088	73,433	170,333	140,300	2,663	66,620	79,024
Sub-account units sold	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Total assets	55,179,092	13,749,877	77,251,799	146,479,247	221,116,145	236,431,039	326,175,318	5,499,046	101,239,177	96,092,581

Liabilities
Payables:
Investment securities purchased	60,207	15,045	136,882	8,297	2,891	69,006	113,570	-	92,472	48,949
Sub-account units redeemed	11,428	2,110	56,569	27,833	44,759	139,749	98,301	1,960	53,501	66,545
Insurance fees due to Jackson of New York	7,126	1,779	10,593	19,255	28,674	30,584	41,999	703	13,119	12,479
Total liabilities	78,761	18,934	204,044	55,385	76,324	239,339	253,870	2,663	159,092	127,973
Net assets (Note 7)	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

(a) Investment shares	4,837,606	1,256,262	5,828,121	12,721,448	18,668,904	19,948,623	26,627,569	530,539	4,056,183	3,293,226
Investments at cost	$53,253,578	$13,544,381	$70,422,992	$141,208,332	$204,114,969	$225,385,608	$307,675,526	$5,072,732	$86,700,973	$91,549,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894
Receivables:
Investment securities sold	55,126	38,008	32,144	57,038	25,090	33,611
Sub-account units sold	63,770	36,125	8,010	52,366	40,765	41,347
Total assets	31,401,577	47,292,170	24,114,952	98,717,760	45,091,527	27,762,852

Liabilities
Payables:
Investment securities purchased	63,770	36,125	8,010	52,366	40,765	41,347
Sub-account units redeemed	51,076	31,889	29,018	44,687	19,320	29,956
Insurance fees due to Jackson of New York	4,050	6,119	3,126	12,351	5,770	3,655
Total liabilities	118,896	74,133	40,154	109,404	65,855	74,958
Net assets (Note 7)	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

(a) Investment shares	3,109,610	3,826,421	1,118,717	5,432,967	45,025,672	1,493,414
Investments at cost	$31,257,412	$42,686,364	$22,408,018	$88,748,076	$45,025,672	$25,130,191

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Dynamic Risk Advantage- Aggressive Portfolio(a)	Curian Dynamic Risk Advantage - Diversified Portfolio(a)	Curian Dynamic Risk Advantage - Income Portfolio(a)	Curian Guidance- Balanced Income Portfolio(a)	Curian Guidance- Equity 100 Portfolio(b)	Curian Guidance- Fixed 100 Portfolio(b)	Curian Guidance- Institutional Alt 100 Portfolio(a)	Curian Guidance- Institutional Alt 65 Portfolio(a)	Curian Guidance- Maximize Income Portfolio(a)	Curian Guidance- Maximum Growth Portfolio(a)
Investment income
Dividends	$-	$-	$25,473	$-	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Total expenses	3,775	7,768	7,848	5,675	163	787	21,098	7,541	2,729	3,039
Net investment gain (loss)	(3,775)	(7,768)	17,625	(5,675)	(163)	(787)	(21,098)	(7,541)	(2,729)	(3,039)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	23,595	6,736	-	-	-	-	-	-	-
Investments	(204)	128	245	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net realized and unrealized gain (loss)	(15,878)	15,994	35,218	43,850	4,317	488	168,497	89,166	20,495	32,860

Net increase (decrease) in net assets
from operations	$(19,653)	$8,226	$52,843	$38,175	$4,154	$(299)	$147,399	$81,625	$17,766	$29,821

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian Guidance- Moderate Growth Portfolio(a)	Curian Guidance - Rising Income Portfolio(a)	Curian Guidance - Tactical Maximum Growth Portfolio(a)	Curian Guidance - Tactical Moderate Growth Portfolio(a)	Curian Tactical Advantage 35 Portfolio(a)	Curian Tactical Advantage 60 Portfolio(a)	Curian Tactical Advantage 75 Portfolio(a)	Curian/ American Funds Growth Portfolio(a)	Curian/ DFA U.S. Micro Cap Portfolio(b)	Curian/Epoch Global Shareholder Yield Portfolio(a)
Investment income
Dividends	$-	$-	$-	$-	$10,102	$12,168	$7,345	$-	$-	$1,615

Expenses
Insurance charges (Note 3)	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Total expenses	14,556	4,249	5,007	16,008	3,178	4,833	3,725	1,254	14	193
Net investment gain (loss)	(14,556)	(4,249)	(5,007)	(16,008)	6,924	7,335	3,620	(1,254)	(14)	1,422

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,800	2,596	2,979	-	-	-
Investments	4,711	155	386	347	1,058	450	(27,629)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net realized and unrealized gain (loss)	170,394	38,555	43,288	127,841	12,254	35,932	3,712	15,537	876	(63)

Net increase (decrease) in net assets
from operations	$155,838	$34,306	$38,281	$111,833	$19,178	$43,267	$7,332	$14,283	$862	$1,359

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Investment income
Dividends	$8,892	$-	$2,167	$-	$-	$5,570	$-	$2,450	$-	$-

Expenses
Insurance charges (Note 3)	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Total expenses	2,636	-	1,292	338	3,078	2,362	6,488	637	2,239	309
Net investment gain (loss)	6,256	-	875	(338)	(3,078)	3,208	(6,488)	1,813	(2,239)	(309)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	854	-	-	1,003	-	718	-	-
Investments	(126)	-	(339)	47	565	1,278	(144)	17	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net realized and unrealized gain (loss)	(7,184)	8	2,882	388	10,313	9,492	11,470	8,248	(6,063)	(14,870)

Net increase (decrease) in net assets
from operations	$(928)	$8	$3,757	$50	$7,235	$12,700	$4,982	$10,061	$(8,302)	$(15,179)

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Investment income
Dividends	$176,652	$648,585	$619,516	$778,074	$952,453	$1,471,251	$1,065,050	$-	$332,544	$371,959

Expenses
Insurance charges (Note 3)	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Total expenses	237,876	669,640	653,661	738,598	804,666	1,190,361	676,536	27,509	507,196	299,387
Net investment gain (loss)	(61,224)	(21,055)	(34,145)	39,476	147,787	280,890	388,514	(27,509)	(174,652)	72,572

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	447,080	1,450,298	1,480,559	1,193,439	1,672,937	2,300,516	2,396,186	-	41,573	158,634
Investments	213,060	560,825	473,291	334,342	272,407	358,643	223,330	10,930	450,098	132,484
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net realized and unrealized gain (loss)	1,866,287	4,548,840	4,988,682	4,110,292	4,439,416	6,026,421	3,525,011	209,747	3,352,195	637,418

Net increase (decrease) in net assets
from operations	$1,805,063	$4,527,785	$4,954,537	$4,149,768	$4,587,203	$6,307,311	$3,913,525	$182,238	$3,177,543	$709,990

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$81,180	$-	$321,444	$184,707	$184,936	$-	$-	$-	$1,303	$402,678

Expenses
Insurance charges (Note 3)	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Total expenses	169,934	16,911	608,670	243,861	271,935	4,588	684,912	676,514	30,991	319,881
Net investment gain (loss)	(88,754)	(16,911)	(287,226)	(59,154)	(86,999)	(4,588)	(684,912)	(676,514)	(29,688)	82,797

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	99,933	-	38,776	32,862	74,410	-	-	-	-	-
Investments	(59,592)	6,380	532,513	(84,243)	(27,696)	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net realized and unrealized gain (loss)	1,657,888	160,789	5,521,829	2,321,490	2,566,967	70,501	180,556	3,438,415	321,723	2,024,034

Net increase (decrease) in net assets
from operations	$1,569,134	$143,878	$5,234,603	$2,262,336	$2,479,968	$65,913	$(504,356)	$2,761,901	$292,035	$2,106,831

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/Capital			JNL/Eastspring	JNL/Eastspring		JNL/Franklin	JNL/Franklin		JNL/Franklin
	Guardian Global	JNL/DFA U.S.	JNL/Eagle	Investments	Investments	JNL/Franklin	Templeton	Templeton Global	JNL/Franklin	Templeton Inter-
	Diversified	Core Equity	SmallCap Equity	Asia ex-Japan	China-India	Templeton Founding	Global Growth	Multisector Bond	Templeton	national Small Cap
	Research Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio	Income Portfolio	Growth Portfolio
Investment income
Dividends	$137,172	$74,724	$-	$67,764	$175,805	$1,476,745	$215,372	$18,002	$3,654,826	$172,628

Expenses
Insurance charges (Note 3)	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Total expenses	182,319	132,946	664,702	158,944	364,699	1,074,334	216,532	84,039	1,232,762	170,364
Net investment gain (loss)	(45,147)	(58,222)	(664,702)	(91,180)	(188,894)	402,411	(1,160)	(66,037)	2,422,064	2,264

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	344,130	458,446	-	-	-	333	-	-
Investments	198,544	145,307	327,419	(57,355)	(792,629)	663,746	123,838	59,185	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net realized and unrealized gain (loss)	1,618,290	966,886	5,010,920	1,894,962	4,725,397	8,388,109	2,542,346	792,072	5,178,173	2,479,601

Net increase (decrease) in net assets
from operations	$1,573,143	$908,664	$4,346,218	$1,803,782	$4,536,503	$8,790,520	$2,541,186	$726,035	$7,600,237	$2,481,865

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

		JNL/Franklin	JNL/	JNL/Goldman	JNL/	JNL/Goldman
	JNL/Franklin	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	Sachs U.S.	JNL/Invesco	JNL/Invesco	JNL/Invesco	JNL/Invesco
	Templeton Mutual	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Global Real Estate	International	Large Cap	Small Cap
	Shares Portfolio	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio
Investment income
Dividends	$398,864	$49,568	$888,707	$-	$263,751	$24,760	$221,831	$369,383	$-	$-

Expenses
Insurance charges (Note 3)	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Total expenses	398,574	301,517	577,043	271,547	354,835	100,007	453,989	340,279	299,508	231,785
Net investment gain (loss)	290	(251,949)	311,664	(271,547)	(91,084)	(75,247)	(232,158)	29,104	(299,508)	(231,785)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	25,486	1,383,654	386,220	255,160	-	-	-	599,571	471,659
Investments	343,464	420,677	300,329	(24,191)	52,256	119,160	857,034	91,804	298,826	633,949
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net realized and unrealized gain (loss)	2,830,924	3,087,804	1,752,670	3,152,694	3,382,738	1,072,329	6,640,607	2,793,966	2,083,505	2,124,160

Net increase (decrease) in net assets
from operations	$2,831,214	$2,835,855	$2,064,334	$2,881,147	$3,291,654	$997,082	$6,408,449	$2,823,070	$1,783,997	$1,892,375

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

				JNL/JPMorgan
	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Global Basics	Global Leaders	10 x 10	JNL/MCM
	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Portfolio	Portfolio	Portfolio	25 Portfolio
Investment income
Dividends	$76,890	$933,631	$-	$926,060	$882,117	$41,192	$39,672	$25,204	$785,950	$660,853

Expenses
Insurance charges (Note 3)	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Total expenses	1,089,780	312,480	317,241	651,683	697,417	250,995	51,984	36,417	513,626	462,262
Net investment gain (loss)	(1,012,890)	621,151	(317,241)	274,377	184,700	(209,803)	(12,312)	(11,213)	272,324	198,591

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	1,064,825	-	95,283	4,400	315,712	152,998
Investments	461,763	(695,597)	2,017,300	879,639	135,008	115,399	(10,151)	6,493	292,730	1,024,170
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net realized and unrealized gain (loss)	10,394,485	2,219,012	2,965,563	513,663	7,867,166	1,072,330	187,785	291,324	4,126,268	3,834,257

Net increase (decrease) in net assets
from operations	$9,381,595	$2,840,163	$2,648,322	$788,040	$8,051,866	$862,527	$175,473	$280,111	$4,398,592	$4,032,848

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

					JNL/MCM Dow
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Jones U.S. Contrarian	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	Dow Dividend	Opportunities	Emerging Markets	European 30	Financial	Global Alpha	Healthcare
	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Index Portfolio(a)	Index Portfolio	Portfolio	Sector Portfolio	Portfolio	Sector Portfolio
Investment income
Dividends	$713,137	$209,661	$50,367	$811,939	$-	$2,850	$62,449	$171,972	$-	$202,554

Expenses
Insurance charges (Note 3)	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Total expenses	494,606	97,078	139,799	435,695	1,527	107,218	27,624	267,942	33,881	374,100
Net investment gain (loss)	218,531	112,583	(89,432)	376,244	(1,527)	(104,368)	34,825	(95,970)	(33,881)	(171,546)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	139,201	-	379,442	-	-	-	27,611	-	39,663	123,878
Investments	371,966	51,950	320,764	90,234	4,758	(29,190)	(26,570)	223,553	5,711	764,152
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net realized and unrealized gain (loss)	344,670	505,384	1,580,515	1,986,248	18,324	486,330	102,484	3,002,879	(45,469)	3,514,232

Net increase (decrease) in assets
from operations	$563,201	$617,967	$1,491,083	$2,362,492	$16,797	$381,962	$137,309	$2,906,909	$(79,350)	$3,342,686

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Index 5	International	JNL 5	JNL Optimized	Nasdaq 25	NYSE International	Oil & Gas	Pacific Rim 30	S&P 24	S&P 400 MidCap
	Portfolio	Index Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Sector Portfolio	Portfolio	Portfolio	Index Portfolio
Investment income
Dividends	$713,676	$907,949	$6,662,641	$900,051	$28,645	$213,096	$504,887	$70,280	$10,880	$394,371

Expenses
Insurance charges (Note 3)	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Total expenses	780,654	556,678	3,846,577	534,765	175,690	95,244	729,233	57,751	36,501	637,517
Net investment gain (loss)	(66,978)	351,271	2,816,064	365,286	(147,045)	117,852	(224,346)	12,529	(25,621)	(243,146)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,378,999	-	-	-	96,189	-	163,613	87,976	182,671	1,092,496
Investments	907,317	(1,019,153)	(6,523,630)	(124,266)	410,014	(456,091)	453,917	26,669	115,471	972,065
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net realized and unrealized gain (loss)	5,428,052	4,687,369	31,512,615	3,340,968	1,473,035	426,556	1,344,595	352,030	237,949	5,717,657

Net increase (decrease) in net assets
from operations	$5,361,074	$5,038,640	$34,328,679	$3,706,254	$1,325,990	$544,408	$1,120,249	$364,559	$212,328	$5,474,511

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Investment income
Dividends	$1,802,636	$53,014	$13,102	$545,650	$90,365	$15,737	$263,376	$2,688	$-	$304,755

Expenses
Insurance charges (Note 3)	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Total expenses	1,736,746	129,667	130,697	546,305	533,952	421,521	210,528	3,616	17,108	459,988
Net investment gain (loss)	65,890	(76,653)	(117,595)	(655)	(443,587)	(405,784)	52,848	(928)	(17,108)	(155,233)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	960,875	460,832	-	956,874	1,726,856	-	-	-	-	-
Investments	3,349,202	397,543	(46,012)	807,663	1,215,605	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net realized and unrealized gain (loss)	12,720,067	1,019,645	1,207,437	4,209,770	1,251,843	2,546,099	1,178,840	20,955	90,415	5,090,372

Net increase (decrease) in net assets
from operations	$12,785,957	$942,992	$1,089,842	$4,209,115	$808,256	$2,140,315	$1,231,688	$20,027	$73,307	$4,935,139

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Investment income
Dividends	$1,972,493	$4,779,775	$310,252	$3,655,291	$21,306	$42,438	$69,149	$-	$1,178,870	$71,276

Expenses
Insurance charges (Note 3)	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Total expenses	1,523,355	3,629,273	150,793	991,322	92,754	59,537	76,818	175,964	999,528	161,967
Net investment gain (loss)	449,138	1,150,502	159,459	2,663,969	(71,448)	(17,099)	(7,669)	(175,964)	179,342	(90,691)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	6,178,528	4,973,024	-	-	312,631	106,228	-	144,483	2,489,962	175,319
Investments	1,591,266	2,387,316	72,186	1,227,458	50,452	(4,956)	65,988	(336,736)	2,370,155	443,132
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net realized and unrealized gain (loss)	5,384,069	12,131,631	365,068	5,684,453	461,532	629,723	604,719	2,854,858	7,904,670	1,174,435

Net increase (decrease) in net assets from operations	$5,833,207	$13,282,133	$524,527	$8,348,422	$390,084	$612,624	$597,050	$2,678,894	$8,084,012	$1,083,744

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Investment income
Dividends	$798,691	$129,553	$651,583	$3,197,209	$2,504,092	$3,937,428	$4,448,750	$44,628	$-	$185,399

Expenses
Insurance charges (Note 3)	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Total expenses	709,406	262,692	1,219,566	2,046,796	3,304,588	3,385,280	4,708,624	66,086	1,369,389	1,379,989
Net investment gain (loss)	89,285	(133,139)	(567,983)	1,150,413	(800,496)	552,148	(259,874)	(21,458)	(1,369,389)	(1,194,590)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,253,070	312,755	-	1,862,542	6,415,844	6,748,601	10,182,680	51,073	-	4,146,958
Investments	2,040,316	(118,897)	1,587,330	898,949	2,958,310	2,544,808	3,114,085	29,363	2,888,230	1,512,892
Net change in unrealized appreciation (depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net realized and unrealized gain (loss)	4,109,092	1,864,933	9,482,889	7,177,516	26,412,304	17,339,002	32,813,509	729,784	13,197,465	10,361,079

Net increase (decrease) in net assets from operations	$4,198,377	$1,731,794	$8,914,906	$8,327,929	$25,611,808	$17,891,150	$32,553,635	$708,326	$11,828,076	$9,166,489

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Investment income
Dividends	$271,262	$565,682	$36,144	$1,177,853	$359	$594,768

Expenses
Insurance charges (Note 3)	406,283	641,970	382,385	1,392,097	696,044	418,437
Total expenses	406,283	641,970	382,385	1,392,097	696,044	418,437
Net investment gain (loss)	(135,021)	(76,288)	(346,241)	(214,244)	(695,685)	176,331

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	2,002,491	719,433	135	891,948
Investments	135,700	619,932	523,124	1,392,582	-	592,716
Net change in unrealized appreciation (depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net realized and unrealized gain (loss)	290,265	6,304,030	2,256,480	7,234,693	135	3,201,702

Net increase (decrease) in net assets from operations	$155,244	$6,227,742	$1,910,239	$7,020,449	$(695,550)	$3,378,033

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(3,775)	$(7,768)	$17,625	$(5,675)	$(163)	$(787)	$(21,098)	$(7,541)	$(2,729)	$(3,039)
Net realized gain (loss) on investments	(204)	23,723	6,981	90	(565)	1	3,126	748	255	486
Net change in unrealized appreciation
(depreciation) on investments	(15,674)	(7,729)	28,237	43,760	4,882	487	165,371	88,418	20,240	32,374
Net increase (decrease) in net assets
from operations	(19,653)	8,226	52,843	38,175	4,154	(299)	147,399	81,625	17,766	29,821

Contract transactions 1
Purchase payments (Note 4)	874,113	2,484,977	2,439,861	2,384,678	312,217	278,322	6,093,097	2,317,373	790,707	842,958
Surrenders and terminations	(13,021)	(7,164)	(5,122)	(4,233)	(58)	-	(3,416)	(59)	(11,268)	-
Transfers between portfolios	99,586	29,020	16,846	35,985	(24,698)	-	87,321	216,279	-	17,335
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	(10)	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	960,678	2,506,823	2,451,585	2,416,430	287,461	278,322	6,177,002	2,533,593	779,439	860,293

Net increase (decrease) in net assets	941,025	2,515,049	2,504,428	2,454,605	291,615	278,023	6,324,401	2,615,218	797,205	890,114

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$941,025	$2,515,049	$2,504,428	$2,454,605	$291,615	$278,023	$6,324,401	$2,615,218	$797,205	$890,114

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	101,422	253,686	244,591	235,773	30,865	27,684	627,043	254,423	76,893	88,391
Units Redeemed	(1,778)	(2,217)	(767)	(427)	(2,521)	-	(2,618)	(1,499)	(1,084)	(1,837)

Units Outstanding at December 31, 2012	99,644	251,469	243,824	235,346	28,344	27,684	624,425	252,924	75,809	86,554

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)
Operations
Net investment income (loss)	$(14,556)	$(4,249)	$(5,007)	$(16,008)	$6,924	$7,335	$3,620	$(1,254)	$(14)	$1,422
Net realized gain (loss) on investments	4,711	155	386	347	2,858	3,046	(24,650)	192	1	1
Net change in unrealized appreciation
(depreciation) on investments	165,683	38,400	42,902	127,494	9,396	32,886	28,362	15,345	875	(64)
Net increase (decrease) in net assets
from operations	155,838	34,306	38,281	111,833	19,178	43,267	7,332	14,283	862	1,359

Contract transactions 1
Purchase payments (Note 4)	4,199,841	1,426,970	1,214,745	4,423,660	1,434,046	1,411,011	1,358,937	419,967	13,050	139,445
Surrenders and terminations	(11,230)	(465)	(2,960)	(4,751)	(2,268)	(4,551)	(2,213)	(2,900)	-	-
Transfers between portfolios	32,101	1,979	196,373	92,274	(56,723)	957	(563,168)	13,287	-	-
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22)	-	(30)	-	-	(10)	-	(21)	-	-
Net increase (decrease) in net assets from
contract transactions	4,220,690	1,428,484	1,408,128	4,511,183	1,375,055	1,407,407	793,556	430,333	13,050	139,445

Net increase (decrease) in net assets	4,376,528	1,462,790	1,446,409	4,623,016	1,394,233	1,450,674	800,888	444,616	13,912	140,804

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$4,376,528	$1,462,790	$1,446,409	$4,623,016	$1,394,233	$1,450,674	$800,888	$444,616	$13,912	$140,804

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	438,299	140,868	144,646	452,296	141,548	140,564	135,043	42,648	1,381	13,269
Units Redeemed	(18,716)	(48)	(2,289)	(527)	(6,568)	(1,462)	(58,970)	(598)	-	-

Units Outstanding at December 31, 2012	419,583	140,820	142,357	451,769	134,980	139,102	76,073	42,050	1,381	13,269

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	Curian/FAMCO	Curian/Franklin	Curian/Franklin	Curian/	Curian/Nicholas	Curian/	Curian/	Curian/The	Curian/The Boston	Curian/
	Flex Core	Templeton Frontier	Templeton Natural	Neuberger Berman	Convertible	PIMCO	Pinebridge Merger	Boston Company	Company Multi-	Van Eck
	Covered Call	Markets	Resources	Currency	Arbitrage	Credit Income	Arbitrage	Equity Income	Alpha Market Neutral	International Gold
	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Equity Portfolio(a)	Portfolio(b)
Operations
Net investment income (loss)	$6,256	$-	$875	$(338)	$(3,078)	$3,208	$(6,488)	$1,813	$(2,239)	$(309)
Net realized gain (loss) on investments	(126)	-	515	47	565	2,281	(144)	735	(188)	(2,637)
Net change in unrealized appreciation
(depreciation) on investments	(7,058)	8	2,367	341	9,748	7,211	11,614	7,513	(5,875)	(12,233)
Net increase (decrease) in net assets
from operations	(928)	8	3,757	50	7,235	12,700	4,982	10,061	(8,302)	(15,179)

Contract transactions 1
Purchase payments (Note 4)	1,057,201	500	453,698	171,061	1,064,099	680,506	2,240,007	242,696	831,051	198,122
Surrenders and terminations	(9,302)	-	(557)	-	(8,422)	(3,514)	(11,661)	-	(8,791)	(120)
Transfers between portfolios	56,878	-	16,854	13,122	38,284	(50,122)	32,214	4,982	7,934	(404)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	-	-	(43)	-	-	-	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,104,777	500	469,952	184,183	1,093,961	626,870	2,260,560	247,678	830,194	197,598

Net increase (decrease) in net assets	1,103,849	508	473,709	184,233	1,101,196	639,570	2,265,542	257,739	821,892	182,419

Net assets beginning of period	-	-	-	-	-	-	-	-	-	-

Net assets end of period	$1,103,849	$508	$473,709	$184,233	$1,101,196	$639,570	$2,265,542	$257,739	$821,892	$182,419

1 Contract unit transactions
Units Outstanding at December 31, 2011	-	-	-	-	-	-	-	-	-	-

Units Issued	109,736	49	60,798	19,145	121,290	65,715	242,087	23,996	94,490	21,801
Units Redeemed	(1,340)	-	(6,808)	(843)	(12,889)	(5,159)	(15,076)	(6)	(12,864)	(1,510)

Units Outstanding at December 31, 2012	108,396	49	53,990	18,302	108,401	60,556	227,011	23,990	81,626	20,291

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/American	JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Balanced	Funds Blue Chip	JNL/American
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Allocation	Income and	Funds Global
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Growth Portfolio	Bond Portfolio
Operations
Net investment income (loss)	$(61,224)	$(21,055)	$(34,145)	$39,476	$147,787	$280,890	$388,514	$(27,509)	$(174,652)	$72,572
Net realized gain (loss) on investments	660,140	2,011,123	1,953,850	1,527,781	1,945,344	2,659,159	2,619,516	10,930	491,671	291,118
Net change in unrealized appreciation
(depreciation) on investments	1,206,147	2,537,717	3,034,832	2,582,511	2,494,072	3,367,262	905,495	198,817	2,860,524	346,300
Net increase (decrease) in net assets
from operations	1,805,063	4,527,785	4,954,537	4,149,768	4,587,203	6,307,311	3,913,525	182,238	3,177,543	709,990

Contract transactions 1
Purchase payments (Note 4)	3,662,460	9,999,485	13,342,572	17,322,569	15,071,879	27,836,262	(600)	4,942,551	13,570,670	4,443,753
Surrenders and terminations	(671,363)	(1,466,576)	(1,340,473)	(1,953,786)	(1,110,167)	(1,478,321)	(4,086,366)	(15,058)	(939,893)	(621,027)
Transfers between portfolios	(456,740)	1,709,590	72,624	165,617	7,376,090	4,237,073	(1,173,803)	645,448	1,074,951	40,194
Net annuitization transactions	-	-	-	-	-	-	-	-	(5,607)	-
Policyholder charges (Note 3)	(146,324)	(418,547)	(374,776)	(468,832)	(611,926)	(840,032)	(280,654)	(18,107)	(422,754)	(252,411)
Net increase (decrease) in net assets from
contract transactions	2,388,033	9,823,952	11,699,947	15,065,568	20,725,876	29,754,982	(5,541,423)	5,554,834	13,277,367	3,610,509

Net increase (decrease) in net assets	4,193,096	14,351,737	16,654,484	19,215,336	25,313,079	36,062,293	(1,627,898)	5,737,072	16,454,910	4,320,499

Net assets beginning of period	12,882,942	35,386,755	34,824,257	38,069,492	40,355,967	58,073,533	44,013,794	-	23,677,546	16,600,360

Net assets end of period	$17,076,038	$49,738,492	$51,478,741	$57,284,828	$65,669,046	$94,135,826	$42,385,896	$5,737,072	$40,132,456	$20,920,859

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	-	2,367,529	1,563,311

Units Issued	529,151	1,388,210	1,763,423	1,409,088	1,692,973	2,400,166	73,578	593,093	1,533,886	688,414
Units Redeemed	(253,906)	(433,749)	(531,329)	(348,061)	(284,857)	(420,924)	(432,186)	(36,513)	(307,238)	(358,585)

Units Outstanding at December 31, 2012	1,847,214	4,626,295	5,144,013	3,894,262	4,298,858	6,055,220	2,641,073	556,580	3,594,177	1,893,140

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio	Portfolio(a)	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(88,754)	$(16,911)	$(287,226)	$(59,154)	$(86,999)	$(4,588)	$(684,912)	$(676,514)	$(29,688)	$82,797
Net realized gain (loss) on investments	40,341	6,380	571,289	(51,381)	46,714	650	75,918	202,300	37,677	107,584
Net change in unrealized appreciation
(depreciation) on investments	1,617,547	154,409	4,950,540	2,372,871	2,520,253	69,851	104,638	3,236,115	284,046	1,916,450
Net increase (decrease) in net assets
from operations	1,569,134	143,878	5,234,603	2,262,336	2,479,968	65,913	(504,356)	2,761,901	292,035	2,106,831

Contract transactions 1
Purchase payments (Note 4)	3,166,589	2,969,745	13,785,470	5,073,151	5,400,767	1,494,966	7,252,381	35,979,757	2,860,086	1,657,195
Surrenders and terminations	(200,371)	(13,348)	(2,427,999)	(832,342)	(397,260)	(4,744)	(1,835,844)	(2,285,276)	(35,730)	(1,475,483)
Transfers between portfolios	276,879	1,171,065	2,121,442	810,342	936,448	91,298	(1,183,242)	11,723,432	1,313,087	(203,026)
Net annuitization transactions	-	-	-	-	(2,600)	-	(7,123)	(3,938)	-	(154,032)
Policyholder charges (Note 3)	(128,288)	(11,032)	(509,353)	(193,512)	(202,052)	(22)	(342,587)	(461,907)	(16,548)	(121,857)
Net increase (decrease) in net assets from
contract transactions	3,114,809	4,116,430	12,969,560	4,857,639	5,735,303	1,581,498	3,883,585	44,952,068	4,120,895	(297,203)

Net increase (decrease) in net assets	4,683,943	4,260,308	18,204,163	7,119,975	8,215,271	1,647,411	3,379,229	47,713,969	4,412,930	1,809,628

Net assets beginning of period	8,653,460	-	29,983,489	11,986,610	13,116,960	-	40,160,435	18,579,233	350,285	18,674,990

Net assets end of period	$13,337,403	$4,260,308	$48,187,652	$19,106,585	$21,332,231	$1,647,411	$43,539,664	$66,293,202	$4,763,215	$20,484,618

1 Contract unit transactions
Units Outstanding at December 31, 2011	988,420	-	3,011,671	1,324,305	1,382,811	-	3,938,935	1,902,158	33,842	1,721,631

Units Issued	455,711	429,237	1,649,123	790,103	780,588	187,087	1,197,569	5,000,124	455,459	238,942
Units Redeemed	(131,399)	(16,501)	(456,292)	(287,470)	(215,531)	(19,804)	(842,992)	(610,646)	(95,938)	(264,106)

Units Outstanding at December 31, 2012	1,312,732	412,736	4,204,502	1,826,938	1,947,868	167,283	4,293,512	6,291,636	393,363	1,696,467

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio
Operations
Net investment income (loss)	$(45,147)	$(58,222)	$(664,702)	$(91,180)	$(188,894)	$402,411	$(1,160)	$(66,037)	$2,422,064	$2,264
Net realized gain (loss) on investments	198,544	145,307	671,549	401,091	(792,629)	663,746	123,838	59,518	961,393	101,042
Net change in unrealized appreciation
(depreciation) on investments	1,419,746	821,579	4,339,371	1,493,871	5,518,026	7,724,363	2,418,508	732,554	4,216,780	2,378,559
Net increase (decrease) in net assets
from operations	1,573,143	908,664	4,346,218	1,803,782	4,536,503	8,790,520	2,541,186	726,035	7,600,237	2,481,865

Contract transactions 1
Purchase payments (Note 4)	878,913	1,450,922	7,794,032	2,055,553	3,349,161	7,344,760	2,164,658	5,037,116	17,354,187	1,723,562
Surrenders and terminations	(589,372)	(544,410)	(1,760,866)	(291,345)	(699,645)	(3,737,366)	(733,771)	(127,689)	(4,562,615)	(353,680)
Transfers between portfolios	(628,807)	(255,377)	(2,923,399)	407,077	(122,227)	(1,626,953)	(117,292)	5,585,321	(1,194,105)	925,304
Net annuitization transactions	-	(9,725)	-	-	(852)	(6,388)	-	-	(90,046)	-
Policyholder charges (Note 3)	(73,064)	(75,195)	(324,022)	(81,188)	(210,007)	(447,320)	(113,114)	(44,693)	(613,291)	(86,073)
Net increase (decrease) in net assets from
contract transactions	(412,330)	566,215	2,785,745	2,090,097	2,316,430	1,526,733	1,200,481	10,450,055	10,894,130	2,209,113

Net increase (decrease) in net assets	1,160,813	1,474,879	7,131,963	3,893,879	6,852,933	10,317,253	3,741,667	11,176,090	18,494,367	4,690,978

Net assets beginning of period	10,792,192	7,533,057	38,956,794	7,750,622	19,522,036	61,513,561	12,114,415	-	67,216,459	8,741,480

Net assets end of period	$11,953,005	$9,007,936	$46,088,757	$11,644,501	$26,374,969	$71,830,814	$15,856,082	$11,176,090	$85,710,826	$13,432,458

1 Contract unit transactions
Units Outstanding at December 31, 2011	490,918	482,052	1,490,214	1,059,720	3,207,448	7,294,891	1,665,414	-	6,100,360	1,302,324

Units Issued	60,908	122,965	445,760	614,141	1,134,272	1,043,561	376,623	1,044,425	1,961,724	476,002
Units Redeemed	(83,591)	(93,353)	(360,166)	(353,686)	(774,200)	(879,004)	(229,383)	(85,785)	(1,026,073)	(179,550)

Units Outstanding at December 31, 2012	468,235	511,664	1,575,808	1,320,175	3,567,520	7,459,448	1,812,654	958,640	7,036,011	1,598,776

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio
Operations
Net investment income (loss)	$290	$(251,949)	$311,664	$(271,547)	$(91,084)	$(75,247)	$(232,158)	$29,104	$(299,508)	$(231,785)
Net realized gain (loss) on investments	343,464	446,163	1,683,983	362,029	307,416	119,160	857,034	91,804	898,397	1,105,608
Net change in unrealized appreciation
(depreciation) on investments	2,487,460	2,641,641	68,687	2,790,665	3,075,322	953,169	5,783,573	2,702,162	1,185,108	1,018,552
Net increase (decrease) in net assets
from operations	2,831,214	2,835,855	2,064,334	2,881,147	3,291,654	997,082	6,408,449	2,823,070	1,783,997	1,892,375

Contract transactions 1
Purchase payments (Note 4)	4,935,733	3,410,487	7,175,727	856,343	5,047,632	815,140	6,136,901	3,739,778	4,258,718	3,462,534
Surrenders and terminations	(899,352)	(589,493)	(3,088,484)	(914,112)	(658,023)	(274,767)	(922,202)	(1,130,201)	(1,141,068)	(611,768)
Transfers between portfolios	(553,356)	865,820	5,762,556	(2,192,025)	(3,964,734)	66,983	5,699,215	(464,736)	60,708	(399,854)
Net annuitization transactions	(6,240)	(17,182)	(27,082)	-	-	-	(15,079)	(7,148)	(7,921)	-
Policyholder charges (Note 3)	(229,994)	(165,437)	(282,461)	(164,739)	(202,994)	(51,029)	(202,422)	(150,302)	(136,114)	(99,394)
Net increase (decrease) in net assets from
contract transactions	3,246,791	3,504,195	9,540,256	(2,414,533)	221,881	556,327	10,696,413	1,987,391	3,034,323	2,351,518

Net increase (decrease) in net assets	6,078,005	6,340,050	11,604,590	466,614	3,513,535	1,553,409	17,104,862	4,810,461	4,818,320	4,243,893

Net assets beginning of period	22,395,345	16,216,770	30,199,266	17,233,294	22,893,612	5,277,234	19,221,422	18,853,686	16,199,827	10,987,503

Net assets end of period	$28,473,350	$22,556,820	$41,803,856	$17,699,908	$26,407,147	$6,830,643	$36,326,284	$23,664,147	$21,018,147	$15,231,396

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,771,279	1,344,943	1,310,039	1,378,245	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350

Units Issued	726,815	454,826	809,154	89,142	518,560	198,061	1,565,789	330,236	496,501	587,509
Units Redeemed	(353,451)	(184,918)	(417,935)	(270,846)	(529,596)	(128,941)	(733,823)	(208,591)	(251,616)	(444,288)

Units Outstanding at December 31, 2012	3,144,643	1,614,851	1,701,258	1,196,541	1,891,312	765,417	2,519,822	1,405,096	1,677,964	886,571

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio
Operations
Net investment income (loss)	$(1,012,890)	$621,151	$(317,241)	$274,377	$184,700	$(209,803)	$(12,312)	$(11,213)	$272,324	$198,591
Net realized gain (loss) on investments	461,763	(695,597)	2,017,300	879,639	1,199,833	115,399	85,132	10,893	608,442	1,177,168
Net change in unrealized appreciation
(depreciation) on investments	9,932,722	2,914,609	948,263	(365,976)	6,667,333	956,931	102,653	280,431	3,517,826	2,657,089
Net increase (decrease) in net assets
from operations	9,381,595	2,840,163	2,648,322	788,040	8,051,866	862,527	175,473	280,111	4,398,592	4,032,848

Contract transactions 1
Purchase payments (Note 4)	17,459,699	2,870,025	3,676,657	10,641,156	353,329	2,322,456	612,596	1,067,539	1,958,837	4,061,912
Surrenders and terminations	(2,067,681)	(1,042,182)	(1,520,188)	(2,630,142)	(1,956,919)	(987,614)	(169,548)	(79,804)	(1,869,159)	(2,710,155)
Transfers between portfolios	4,417,597	8,535	(7,021,521)	(1,975,948)	(2,027,951)	(225,129)	532,077	(635,795)	(307,212)	5,312,214
Net annuitization transactions	(79,497)	(3,820)	(4,096)	(30,070)	(6,375)	(654)	-	-	-	(43,383)
Policyholder charges (Note 3)	(787,830)	(109,678)	(119,590)	(288,587)	(342,264)	(92,736)	(30,055)	(18,487)	(215,691)	(152,657)
Net increase (decrease) in net assets from
contract transactions	18,942,288	1,722,880	(4,988,738)	5,716,409	(3,980,180)	1,016,323	945,070	333,453	(433,225)	6,467,931

Net increase (decrease) in net assets	28,323,883	4,563,043	(2,340,416)	6,504,449	4,071,686	1,878,850	1,120,543	613,564	3,965,367	10,500,779

Net assets beginning of period	53,308,752	17,378,677	19,639,043	35,432,206	41,160,945	14,087,669	2,555,802	1,890,283	31,009,689	22,351,097

Net assets end of period	$81,632,635	$21,941,720	$17,298,627	$41,936,655	$45,232,631	$15,966,519	$3,676,345	$2,503,847	$34,975,056	$32,851,876

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,224,782	1,585,919	945,470	1,790,542	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940

Units Issued	2,348,915	382,196	254,027	949,209	86,109	180,747	109,617	126,810	319,517	712,691
Units Redeemed	(637,342)	(235,261)	(468,311)	(671,194)	(402,844)	(131,389)	(38,797)	(96,586)	(364,202)	(319,565)

Units Outstanding at December 31, 2012	6,936,355	1,732,854	731,186	2,068,557	3,301,224	831,240	271,043	203,593	3,665,152	1,913,066

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(a)	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio
Operations
Net investment income (loss)	$218,531	$112,583	$(89,432)	$376,244	$(1,527)	$(104,368)	$34,825	$(95,970)	$(33,881)	$(171,546)
Net realized gain (loss) on investments	511,167	51,950	700,206	90,234	4,758	(29,190)	1,041	223,553	45,374	888,030
Net change in unrealized appreciation
(depreciation) on investments	(166,497)	453,434	880,309	1,896,014	13,566	515,520	101,443	2,779,326	(90,843)	2,626,202
Net increase (decrease) in net assets
from operations	563,201	617,967	1,491,083	2,362,492	16,797	381,962	137,309	2,906,909	(79,350)	3,342,686

Contract transactions 1
Purchase payments (Note 4)	5,908,901	1,009,517	2,168,603	7,029,102	278,567	4,612,687	287,432	2,448,527	718,246	5,924,757
Surrenders and terminations	(2,431,007)	(196,438)	(275,038)	(1,156,336)	(1,666)	(419,051)	(37,687)	(540,886)	(112,433)	(1,077,029)
Transfers between portfolios	908,693	2,559,653	4,184,792	(187,570)	139,640	3,843,480	24,800	5,005,727	(152,632)	1,188,654
Net annuitization transactions	(2,577)	-	(815)	(147,298)	-	(522)	-	-	-	(16,393)
Policyholder charges (Note 3)	(149,176)	(39,779)	(62,484)	(185,158)	(821)	(41,160)	(16,713)	(124,108)	(21,571)	(173,615)
Net increase (decrease) in net assets from
contract transactions	4,234,834	3,332,953	6,015,058	5,352,740	415,720	7,995,434	257,832	6,789,260	431,610	5,846,374

Net increase (decrease) in net assets	4,798,035	3,950,920	7,506,141	7,715,232	432,517	8,377,396	395,141	9,696,169	352,260	9,189,060

Net assets beginning of period	28,140,996	6,054,115	5,465,436	21,636,507	-	113,183	1,492,211	9,654,311	2,091,615	18,149,843

Net assets end of period	$32,939,031	$10,005,035	$12,971,577	$29,351,739	$432,517	$8,490,579	$1,887,352	$19,350,480	$2,443,875	$27,338,903

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,044,305	1,182,141	462,620	3,067,395	-	12,527	136,783	1,509,426	201,348	1,448,921

Units Issued	692,924	1,153,686	598,718	1,450,106	54,202	1,641,912	66,217	1,511,804	95,189	714,367
Units Redeemed	(392,581)	(724,369)	(155,042)	(734,795)	(11,379)	(842,355)	(41,610)	(588,693)	(54,130)	(298,210)

Units Outstanding at December 31, 2012	2,344,648	1,611,458	906,296	3,782,706	42,823	812,084	161,390	2,432,537	242,407	1,865,078

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio
Operations
Net investment income (loss)	$(66,978)	$351,271	$2,816,064	$365,286	$(147,045)	$117,852	$(224,346)	$12,529	$(25,621)	$(243,146)
Net realized gain (loss) on investments	2,286,316	(1,019,153)	(6,523,630)	(124,266)	506,203	(456,091)	617,530	114,645	298,142	2,064,561
Net change in unrealized appreciation
(depreciation) on investments	3,141,736	5,706,522	38,036,245	3,465,234	966,832	882,647	727,065	237,385	(60,193)	3,653,096
Net increase (decrease) in net assets
from operations	5,361,074	5,038,640	34,328,679	3,706,254	1,325,990	544,408	1,120,249	364,559	212,328	5,474,511

Contract transactions 1
Purchase payments (Note 4)	4,963,987	3,820,376	7,258,535	1,670,264	2,386,446	639,808	7,214,192	632,200	266,292	6,077,593
Surrenders and terminations	(1,962,794)	(2,719,262)	(21,846,013)	(2,154,111)	(611,730)	(206,048)	(2,066,250)	(150,887)	(127,471)	(3,471,675)
Transfers between portfolios	(470,837)	(997,791)	(14,307,698)	(1,901,685)	4,707,862	(401,671)	101,431	52,461	(306,399)	(2,500,496)
Net annuitization transactions	-	(63,270)	(636,347)	(1,906)	(1,193)	-	(12,518)	(1,017)	-	(52,383)
Policyholder charges (Note 3)	(326,001)	(162,526)	(491,425)	(162,081)	(62,332)	(29,752)	(321,627)	(35,510)	(13,611)	(190,671)
Net increase (decrease) in net assets from
contract transactions	2,204,355	(122,473)	(30,022,948)	(2,549,519)	6,419,053	2,337	4,915,228	497,247	(181,189)	(137,632)

Net increase (decrease) in net assets	7,565,429	4,916,167	4,305,731	1,156,735	7,745,043	546,745	6,035,477	861,806	31,139	5,336,879

Net assets beginning of period	42,883,797	31,356,978	224,788,427	30,661,418	6,906,424	5,244,125	40,885,183	3,211,839	2,305,641	35,429,239

Net assets end of period	$50,449,226	$36,273,145	$229,094,158	$31,818,153	$14,651,467	$5,790,870	$46,920,660	$4,073,645	$2,336,780	$40,766,118

1 Contract unit transactions
Units Outstanding at December 31, 2011	4,652,313	2,402,205	21,249,678	3,600,972	620,214	850,400	1,302,170	256,020	233,399	2,218,086

Units Issued	697,264	483,329	1,100,380	369,326	713,040	229,113	404,738	82,697	50,376	514,508
Units Redeemed	(470,358)	(498,836)	(3,728,365)	(648,709)	(221,556)	(225,459)	(256,997)	(44,398)	(68,854)	(526,861)

Units Outstanding at December 31, 2012	4,879,219	2,386,698	18,621,693	3,321,589	1,111,698	854,054	1,449,911	294,319	214,921	2,205,733

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

								JNL/Morgan	JNL/Neuberger	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Stanley Mid	Berman	Oppenheimer
	S&P 500	S&P SMid	Select Small-Cap	Small Cap	Technology	Value Line 30	JNL/MCM	Cap Growth	Strategic Income	Global Growth
	Index Portfolio	60 Portfolio	Portfolio	Index Portfolio	Sector Portfolio	Portfolio	VIP Portfolio	Portfolio(a)	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$65,890	$(76,653)	$(117,595)	$(655)	$(443,587)	$(405,784)	$52,848	$(928)	$(17,108)	$(155,233)
Net realized gain (loss) on investments	4,310,077	858,375	(46,012)	1,764,537	2,942,461	(2,740,895)	(299,860)	(668)	1,731	163,825
Net change in unrealized appreciation
(depreciation) on investments	8,409,990	161,270	1,253,449	2,445,233	(1,690,618)	5,286,994	1,478,700	21,623	88,684	4,926,547
Net increase (decrease) in net assets
from operations	12,785,957	942,992	1,089,842	4,209,115	808,256	2,140,315	1,231,688	20,027	73,307	4,935,139

Contract transactions 1
Purchase payments (Note 4)	22,915,713	894,514	772,672	4,239,330	5,412,439	1,133,309	1,386,085	621,263	3,075,283	4,255,347
Surrenders and terminations	(6,725,934)	(419,811)	(656,842)	(2,996,248)	(1,634,092)	(2,084,260)	(797,591)	(28,121)	(15,630)	(1,429,230)
Transfers between portfolios	491,868	(5,834,501)	79,826	317,385	7,731,771	(6,564,107)	(371,918)	91,451	554,892	(937,257)
Net annuitization transactions	(200,571)	-	(18,193)	(27,554)	(8,564)	(75,952)	(20,216)	-	-	(19,076)
Policyholder charges (Note 3)	(894,867)	(45,480)	(32,725)	(164,635)	(240,393)	(56,361)	(49,764)	(2,361)	(8,331)	(194,039)
Net increase (decrease) in net assets from
contract transactions	15,586,209	(5,405,278)	144,738	1,368,278	11,261,161	(7,647,371)	146,596	682,232	3,606,214	1,675,745

Net increase (decrease) in net assets	28,372,166	(4,462,286)	1,234,580	5,577,393	12,069,417	(5,507,056)	1,378,284	702,259	3,679,521	6,610,884

Net assets beginning of period	95,155,066	11,333,484	7,412,445	29,344,163	20,786,918	29,159,011	11,392,776	-	-	25,540,756

Net assets end of period	$123,527,232	$6,871,198	$8,647,025	$34,921,556	$32,856,335	$23,651,955	$12,771,060	$702,259	$3,679,521	$32,151,640

1 Contract unit transactions
Units Outstanding at December 31, 2011	8,846,932	1,089,975	582,500	2,094,482	3,099,309	3,089,330	1,079,679	-	-	2,059,450

Units Issued	3,527,083	187,596	161,018	451,243	3,487,139	267,017	182,935	79,306	357,104	425,197
Units Redeemed	(2,277,946)	(687,102)	(152,429)	(367,582)	(2,116,932)	(1,023,838)	(167,489)	(5,253)	(4,282)	(302,922)

Units Outstanding at December 31, 2012	10,096,069	590,469	591,089	2,178,143	4,469,516	2,332,509	1,095,125	74,053	352,822	2,181,725

(a) Commencement of operations April 30, 2012.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio
Operations
Net investment income (loss)	$449,138	$1,150,502	$159,459	$2,663,969	$(71,448)	$(17,099)	$(7,669)	$(175,964)	$179,342	$(90,691)
Net realized gain (loss) on investments	7,769,794	7,360,340	72,186	1,227,458	363,083	101,272	65,988	(192,253)	4,860,117	618,451
Net change in unrealized appreciation (depreciation) on investments	(2,385,725)	4,771,291	292,882	4,456,995	98,449	528,451	538,731	3,047,111	3,044,553	555,984
Net increase (decrease) in net assets from operations	5,833,207	13,282,133	524,527	8,348,422	390,084	612,624	597,050	2,678,894	8,084,012	1,083,744

Contract transactions 1
Purchase payments (Note 4)	26,610,099	53,499,004	5,804,390	13,842,045	732,011	1,017,580	412,446	1,235,745	8,498,173	2,868,400
Surrenders and terminations	(4,958,696)	(13,985,847)	(407,467)	(3,808,771)	(134,783)	(123,513)	(601,039)	(482,160)	(2,368,697)	(419,570)
Transfers between portfolios	8,654,633	17,494,705	2,530,678	3,772,392	676,207	38,359	469,027	(199,931)	195,454	6,808,261
Net annuitization transactions	(37,932)	(178,565)	-	(33,486)	-	-	(7,279)	-	(1,973)	(9,206)
Policyholder charges (Note 3)	(785,953)	(1,941,638)	(89,962)	(433,995)	(49,624)	(44,103)	(33,056)	(103,966)	(329,607)	(74,050)
Net increase (decrease) in net assets from contract transactions	29,482,151	54,887,659	7,837,639	13,338,185	1,223,811	888,323	240,099	449,688	5,993,350	9,173,835

Net increase (decrease) in net assets	35,315,358	68,169,792	8,362,166	21,686,607	1,613,895	1,500,947	837,149	3,128,582	14,077,362	10,257,579

Net assets beginning of period	76,214,738	191,090,963	5,807,587	49,959,183	3,700,137	3,097,335	4,165,388	9,423,337	53,136,353	3,763,150

Net assets end of period	$111,530,096	$259,260,755	$14,169,753	$71,645,790	$5,314,032	$4,598,282	$5,002,537	$12,551,919	$67,213,715	$14,020,729

1 Contract unit transactions
Units Outstanding at December 31, 2011	5,478,004	10,424,936	586,059	3,231,192	389,582	329,843	320,083	1,150,240	4,884,938	318,270

Units Issued	3,075,495	5,008,401	941,224	1,740,101	631,410	166,206	73,599	196,299	1,317,504	1,116,129
Units Redeemed	(1,045,987)	(2,191,027)	(179,779)	(967,727)	(533,337)	(80,934)	(73,354)	(155,071)	(803,548)	(399,263)

Units Outstanding at December 31, 2012	7,507,512	13,242,310	1,347,504	4,003,566	487,655	415,115	320,328	1,191,468	5,398,894	1,035,136

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio
Operations
Net investment income (loss)	$89,285	$(133,139)	$(567,983)	$1,150,413	$(800,496)	$552,148	$(259,874)	$(21,458)	$(1,369,389)	$(1,194,590)
Net realized gain (loss) on investments	4,293,386	193,858	1,587,330	2,761,491	9,374,154	9,293,409	13,296,765	80,436	2,888,230	5,659,850
Net change in unrealized appreciation
(depreciation) on investments	(184,294)	1,671,075	7,895,559	4,416,025	17,038,150	8,045,593	19,516,744	649,348	10,309,235	4,701,229
Net increase (decrease) in net assets
from operations	4,198,377	1,731,794	8,914,906	8,327,929	25,611,808	17,891,150	32,553,635	708,326	11,828,076	9,166,489

Contract transactions 1
Purchase payments (Note 4)	13,774,222	2,819,734	9,550,358	30,850,296	28,796,985	50,867,763	57,919,659	1,589,213	14,245,573	13,793,168
Surrenders and terminations	(2,279,040)	(1,299,271)	(6,773,474)	(7,938,466)	(10,781,363)	(15,164,211)	(18,116,712)	(97,515)	(5,729,911)	(6,007,661)
Transfers between portfolios	11,775,538	(5,155,295)	(2,052,551)	10,722,766	(5,711,907)	1,375,482	(1,517,626)	338,719	15,406,430	4,482,466
Net annuitization transactions	-	(2,058)	(81,996)	(236,405)	(175,926)	(24,490)	(58,405)	-	(123,964)	(141,050)
Policyholder charges (Note 3)	(416,750)	(101,424)	(487,915)	(1,057,010)	(1,428,154)	(1,786,478)	(2,320,050)	(43,771)	(572,830)	(544,021)
Net increase (decrease) in net assets from
contract transactions	22,853,970	(3,738,314)	154,422	32,341,181	10,699,635	35,268,066	35,906,866	1,786,646	23,225,298	11,582,902

Net increase (decrease) in net assets	27,052,347	(2,006,520)	9,069,328	40,669,110	36,311,443	53,159,216	68,460,501	2,494,972	35,053,374	20,749,391

Net assets beginning of period	28,047,984	15,737,463	67,978,427	105,754,752	184,728,378	183,032,484	257,460,947	3,001,411	66,026,711	75,215,217

Net assets end of period	$55,100,331	$13,730,943	$77,047,755	$146,423,862	$221,039,821	$236,191,700	$325,921,448	$5,496,383	$101,080,085	$95,964,608

1 Contract unit transactions
Units Outstanding at December 31, 2011	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816	14,881,901	17,870,289	331,841	2,451,111	1,675,627

Units Issued	3,549,284	486,635	1,664,381	3,689,118	2,210,853	4,747,851	4,592,471	237,104	1,141,190	548,895
Units Redeemed	(1,611,350)	(795,070)	(1,735,083)	(1,096,633)	(1,546,276)	(2,055,815)	(2,314,757)	(62,499)	(435,902)	(322,473)

Units Outstanding at December 31, 2012	4,453,482	1,070,905	5,055,596	11,377,620	13,768,393	17,573,937	20,148,003	506,446	3,156,399	1,902,049

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2012

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$(135,021)	$(76,288)	$(346,241)	$(214,244)	$(695,685)	$176,331
Net realized gain (loss) on investments	135,700	619,932	2,525,615	2,112,015	135	1,484,664
Net change in unrealized appreciation
(depreciation) on investments	154,565	5,684,098	(269,135)	5,122,678	-	1,717,038
Net increase (decrease) in net assets
from operations	155,244	6,227,742	1,910,239	7,020,449	(695,550)	3,378,033

Contract transactions 1
Purchase payments (Note 4)	8,114,239	6,536,695	2,275,002	15,797,913	43,291,947	3,439,978
Surrenders and terminations	(1,926,404)	(2,726,790)	(1,268,171)	(5,119,673)	(6,315,764)	(1,573,150)
Transfers between portfolios	5,172,251	2,402,016	(509,602)	5,221,965	(31,813,465)	(287,116)
Net annuitization transactions	-	(110,003)	(16,180)	(491,579)	-	(20,201)
Policyholder charges (Note 3)	(233,518)	(209,539)	(167,171)	(841,629)	(373,259)	(162,819)
Net increase (decrease) in net assets from
contract transactions	11,126,568	5,892,379	313,878	14,566,997	4,789,459	1,396,692

Net increase (decrease) in net assets	11,281,812	12,120,121	2,224,117	21,587,446	4,093,909	4,774,725

Net assets beginning of period	20,000,869	35,097,916	21,850,681	77,020,910	40,931,763	22,913,169

Net assets end of period	$31,282,681	$47,218,037	$24,074,798	$98,608,356	$45,025,672	$27,687,894

1 Contract unit transactions
Units Outstanding at December 31, 2011	1,918,367	2,522,690	976,667	2,738,957	3,340,013	1,208,693

Units Issued	2,574,853	800,806	139,421	782,862	5,224,552	267,714
Units Redeemed	(1,520,238)	(440,775)	(144,989)	(309,339)	(4,875,287)	(201,688)

Units Outstanding at December 31, 2012	2,972,982	2,882,721	971,099	3,212,480	3,689,278	1,274,719

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

								JNL/American		JNL/American
	JNL Disciplined	JNL Disciplined	JNL Disciplined	JNL Institutional	JNL Institutional	JNL Institutional	JNL Institutional	Funds Blue Chip	JNL/American	Funds Global
	Growth	Moderate	Moderate	Alt 20	Alt 35	Alt 50	Alt 65	Income and	Funds Global	Small Capitalization
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(43,148)	$(51,356)	$(130,157)	$(165,926)	$(170,668)	$(323,153)	$(399,833)	$(139,888)	$(61,700)	$(91,113)
Net realized gain (loss) on investments	197,655	297,648	1,223,491	234,206	159,252	296,716	539,036	123,524	73,454	149,809
Net change in unrealized appreciation
(depreciation) on investments	(777,623)	(726,288)	(2,047,227)	(1,721,359)	(2,319,161)	(3,739,691)	(3,658,511)	(488,152)	29,321	(1,921,027)
Net increase (decrease) in net assets
from operations	(623,116)	(479,996)	(953,893)	(1,653,079)	(2,330,577)	(3,766,128)	(3,519,308)	(504,516)	41,075	(1,862,331)

Contract transactions 1
Purchase payments (Note 4)	3,930,127	9,223,207	11,122,863	15,141,639	23,250,096	23,235,890	8,009,474	13,746,621	8,099,602	5,146,715
Surrenders and terminations	(306,773)	(1,045,728)	(1,518,508)	(1,350,521)	(523,625)	(898,505)	(2,725,728)	(438,378)	(429,290)	(162,959)
Transfers between portfolios	1,064,843	4,194,166	1,832,326	3,803,573	2,061,123	7,509,480	367,128	1,698,964	3,352,949	(795,851)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(89,325)	(281,794)	(288,877)	(289,598)	(330,353)	(494,078)	(244,205)	(221,556)	(170,831)	(81,282)
Net increase (decrease) in net assets from
contract transactions	4,598,872	12,089,851	11,147,804	17,305,093	24,457,241	29,352,787	5,406,669	14,785,651	10,852,430	4,106,623

Net increase (decrease) in net assets	3,975,756	11,609,855	10,193,911	15,652,014	22,126,664	25,586,659	1,887,361	14,281,135	10,893,505	2,244,292

Net assets beginning of period	8,907,186	23,776,900	24,630,346	22,417,478	18,229,303	32,486,874	42,126,433	9,396,411	5,706,855	6,409,168

Net assets end of period	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,036,416	2,448,593	2,702,881	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255

Units Issued	716,513	1,561,276	2,696,041	1,416,169	1,825,977	2,119,940	719,593	1,675,042	1,353,147	708,408
Units Redeemed	(180,960)	(338,035)	(1,487,003)	(183,454)	(172,057)	(184,180)	(394,731)	(221,043)	(341,900)	(301,243)

Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	2,367,529	1,563,311	988,420

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American	JNL/American		JNL/BlackRock		JNL/Brookfield	JNL/Capital	JNL/Capital	JNL/Capital
	Funds	Funds	JNL/American	Commodity	JNL/BlackRock	Global	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle
	Growth-Income	International	Funds New	Securities	Global Allocation	Infrastructure	Balanced	Diversified	Growth Equity	Core Equity
	Portfolio	Portfolio	World Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio	Research Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(192,297)	$(73,370)	$(88,620)	$(391,538)	$(124,782)	$(62)	$(99,686)	$(72,154)	$(272,285)	$(68,751)
Net realized gain (loss) on investments	27,995	(137,056)	(44,404)	1,019,573	22,465	38	41,548	166,007	563,142	55,179
Net change in unrealized appreciation
(depreciation) on investments	(912,721)	(1,806,743)	(1,654,962)	(4,485,704)	(587,321)	1,365	(1,173,980)	(785,547)	(580,299)	(190,575)
Net increase (decrease) in net assets
from operations	(1,077,023)	(2,017,169)	(1,787,986)	(3,857,669)	(689,638)	1,341	(1,232,118)	(691,694)	(289,442)	(204,147)

Contract transactions 1
Purchase payments (Note 4)	18,072,215	7,690,620	7,679,989	12,024,922	9,926,977	29,753	3,182,311	1,453,043	3,763,913	2,486,045
Surrenders and terminations	(395,043)	(221,438)	(317,483)	(1,839,274)	(347,405)	-	(1,442,946)	(439,771)	(1,066,675)	(747,472)
Transfers between portfolios	3,803,880	1,821,291	2,492,354	2,461,950	2,538,015	319,264	132,182	(536,887)	(462,713)	493,891
Net annuitization transactions	-	-	-	(4,384)	-	-	-	-	-	-
Policyholder charges (Note 3)	(274,650)	(111,365)	(109,647)	(248,410)	(146,909)	(73)	(97,616)	(55,855)	(119,083)	(44,847)
Net increase (decrease) in net assets from
contract transactions	21,206,402	9,179,108	9,745,213	12,394,804	11,970,678	348,944	1,773,931	420,530	2,115,442	2,187,617

Net increase (decrease) in net assets	20,129,379	7,161,939	7,957,227	8,537,135	11,281,040	350,285	541,813	(271,164)	1,826,000	1,983,470

Net assets beginning of period	9,854,110	4,824,671	5,159,733	31,623,300	7,298,193	-	18,133,177	11,063,356	20,024,681	5,549,587

Net assets end of period	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057

1 Contract unit transactions
Units Outstanding at December 31, 2010	952,515	449,274	458,931	2,830,894	707,594	-	1,567,859	481,535	908,743	353,553

Units Issued	2,251,023	1,025,829	1,118,584	1,816,322	1,344,473	35,690	425,816	94,666	254,026	238,695
Units Redeemed	(191,867)	(150,798)	(194,704)	(708,281)	(149,909)	(1,848)	(272,044)	(85,283)	(186,102)	(110,196)

Units Outstanding at December 31, 2011	3,011,671	1,324,305	1,382,811	3,938,935	1,902,158	33,842	1,721,631	490,918	976,667	482,052

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(569,178)	$(81,182)	$(68,474)	$-	$1,641,720	$(12,807)	$213,292	$(179,393)	$120,831	$628,676
Net realized gain (loss) on investments	3,878,778	392,221	(23,072)	-	609,413	212,930	253,856	581,411	1,374,893	671,608
Net change in unrealized appreciation
(depreciation) on investments	(5,443,996)	(2,387,698)	(952,827)	-	(2,095,475)	(1,806,554)	(972,922)	(819,214)	(294,254)	(2,641,681)
Net increase (decrease) in net assets
from operations	(2,134,396)	(2,076,659)	(1,044,373)	-	155,658	(1,606,431)	(505,774)	(417,196)	1,201,470	(1,341,397)

Contract transactions 1
Purchase payments (Note 4)	11,926,687	11,441,170	3,029,767	-	16,271,078	2,443,809	6,321,439	5,130,400	6,187,876	4,991,421
Surrenders and terminations	(1,625,849)	(2,899,013)	(880,372)	-	(4,595,595)	(235,738)	(1,252,305)	(612,123)	(1,782,924)	(599,866)
Transfers between portfolios	1,044,082	(1,778,878)	1,740,675	-	1,908,196	(111,634)	933,983	(842,414)	1,085,686	(151,275)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(1,137)
Policyholder charges (Note 3)	(189,846)	(358,535)	(80,542)	-	(420,337)	(59,301)	(175,031)	(105,714)	(171,189)	(146,078)
Net increase (decrease) in net assets from
contract transactions	11,155,074	6,404,744	3,809,528	-	13,163,342	2,037,136	5,828,086	3,570,149	5,319,449	4,093,065

Net increase (decrease) in net assets	9,020,678	4,328,085	2,765,155	-	13,319,000	430,705	5,322,312	3,152,953	6,520,919	2,751,668

Net assets beginning of period	29,936,116	57,185,476	9,349,260	-	53,897,459	8,310,775	17,073,033	13,063,817	23,678,347	14,481,626

Net assets end of period	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,107,065	6,588,284	1,188,452	-	4,941,355	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663

Units Issued	984,432	1,990,996	712,848	-	2,173,405	534,035	1,138,585	643,420	521,604	646,974
Units Redeemed	(601,283)	(1,284,389)	(235,886)	-	(1,014,400)	(275,264)	(435,888)	(336,008)	(295,146)	(355,392)

Units Outstanding at December 31, 2011	1,490,214	7,294,891	1,665,414	-	6,100,360	1,302,324	2,771,279	1,344,943	1,310,039	1,378,245

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(114,812)	$(81,688)	$202,658	$(172,027)	$(236,031)	$(186,064)	$(639,121)	$230,106	$(312,424)	$292,857
Net realized gain (loss) on investments	858,687	13,017	(112,238)	149,080	589,825	751,685	218,782	(1,956,253)	1,432,347	573,920
Net change in unrealized appreciation
(depreciation) on investments	(2,233,766)	(658,329)	(1,929,432)	(1,620,755)	(2,007,500)	(1,694,091)	(5,051,118)	(2,109,131)	(2,887,937)	1,284,344
Net increase (decrease) in net assets
from operations	(1,489,891)	(727,000)	(1,839,012)	(1,643,702)	(1,653,706)	(1,128,470)	(5,471,457)	(3,835,278)	(1,768,014)	2,151,121

Contract transactions 1
Purchase payments (Note 4)	6,286,104	766,938	6,547,668	4,874,271	4,315,826	3,566,212	21,381,188	3,203,538	3,073,873	8,522,818
Surrenders and terminations	(440,022)	(180,257)	(828,406)	(1,232,389)	(1,023,272)	(926,678)	(1,138,777)	(1,244,228)	(1,467,490)	(2,816,580)
Transfers between portfolios	6,727,363	(143,480)	(1,225,700)	(1,725,151)	884,912	(148,080)	8,826,484	1,127,019	570,869	3,696,936
Net annuitization transactions	-	-	-	-	-	-	(4,728)	(25,578)	-	(450,471)
Policyholder charges (Note 3)	(117,610)	(36,694)	(124,341)	(110,286)	(105,208)	(56,596)	(498,449)	(83,742)	(75,296)	(204,787)
Net increase (decrease) in net assets from
contract transactions	12,455,835	406,507	4,369,221	1,806,445	4,072,258	2,434,858	28,565,718	2,977,009	2,101,956	8,747,916

Net increase (decrease) in net assets	10,965,944	(320,493)	2,530,209	162,743	2,418,552	1,306,388	23,094,261	(858,269)	333,942	10,899,037

Net assets beginning of period	11,927,668	5,597,727	16,691,213	18,690,943	13,781,275	9,681,115	30,214,491	18,236,946	19,305,101	24,533,169

Net assets end of period	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206

1 Contract unit transactions
Units Outstanding at December 31, 2010	913,592	649,725	1,354,231	1,181,437	1,123,950	637,395	2,696,388	1,431,547	883,839	1,348,797

Units Issued	1,188,652	193,489	838,837	434,187	857,356	668,214	2,810,121	846,447	355,348	940,962
Units Redeemed	(199,896)	(146,917)	(505,212)	(332,173)	(548,227)	(562,259)	(281,727)	(692,075)	(293,717)	(499,217)

Units Outstanding at December 31, 2011	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350	5,224,782	1,585,919	945,470	1,790,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Operations
Net investment income (loss)	$(275,904)	$(140,289)	$(28,749)	$(13,279)	$(17,570)	$191,444	$343,223	$64,250	$(42,856)	$281,615
Net realized gain (loss) on investments	2,108,870	168,243	63,740	142,505	162,167	1,626,366	589,727	27,350	205,670	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	(11,983,217)	(1,053,757)	(359,888)	(363,923)	(1,475,553)	(299,409)	366,651	(332,919)	(52,060)	936,900
Net increase (decrease) in net assets
from operations	(10,150,251)	(1,025,803)	(324,897)	(234,697)	(1,330,956)	1,518,401	1,299,601	(241,319)	110,754	819,126

Contract transactions 1
Purchase payments (Note 4)	10,609,313	3,113,410	983,113	1,032,171	6,862,031	3,878,184	3,924,543	1,193,091	1,558,458	4,945,844
Surrenders and terminations	(2,186,872)	(1,156,972)	(117,284)	(34,663)	(1,522,506)	(1,297,113)	(2,171,658)	(189,667)	(146,736)	(761,046)
Transfers between portfolios	(13,713,217)	(582,150)	367,255	(157,272)	(1,179,651)	(8,323,579)	2,715,514	1,251,964	774,042	(547,507)
Net annuitization transactions	(4,966)	-	-	-	-	-	-	-	(24,291)	(32,253)
Policyholder charges (Note 3)	(323,598)	(60,345)	(16,761)	(12,087)	(170,070)	(85,216)	(87,722)	(23,316)	(27,051)	(105,753)
Net increase (decrease) in net assets from
contract transactions	(5,619,340)	1,313,943	1,216,323	828,149	3,989,804	(5,827,724)	4,380,677	2,232,072	2,134,422	3,499,285

Net increase (decrease) in net assets	(15,769,591)	288,140	891,426	593,452	2,658,848	(4,309,323)	5,680,278	1,990,753	2,245,176	4,318,411

Net assets beginning of period	56,930,536	13,799,529	1,664,376	1,296,831	28,350,841	26,660,420	22,460,718	4,063,362	3,220,260	17,318,096

Net assets end of period	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507

1 Contract unit transactions
Units Outstanding at December 31, 2010	4,060,448	716,317	113,388	103,443	3,273,453	1,940,572	1,725,391	746,329	286,581	2,557,810

Units Issued	1,243,739	231,466	124,328	123,539	991,136	681,907	650,156	1,171,414	406,873	1,151,117
Units Redeemed	(1,686,228)	(165,901)	(37,493)	(53,613)	(554,752)	(1,102,539)	(331,242)	(735,602)	(230,834)	(641,532)

Units Outstanding at December 31, 2011	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940	2,044,305	1,182,141	462,620	3,067,395

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Operations
Net investment income (loss)	$(21)	$6,452	$(118,104)	$(11,409)	$(103,600)	$(195,808)	$336,218	$3,655,629	$75,515	$(74,966)
Net realized gain (loss) on investments	-	85,388	7,631	32,863	425,765	641,909	(950,740)	(11,457,932)	(104,422)	320,621
Net change in unrealized appreciation
(depreciation) on investments	(405)	(238,093)	(1,606,161)	4,766	753,815	(2,155,084)	(4,544,059)	(1,152,747)	(4,063,834)	(217,300)
Net increase (decrease) in net assets
from operations	(426)	(146,253)	(1,716,634)	26,220	1,075,980	(1,708,983)	(5,158,581)	(8,955,050)	(4,092,741)	28,355

Contract transactions 1
Purchase payments (Note 4)	38,472	435,627	2,040,376	1,020,185	5,074,526	13,905,311	5,464,143	12,582,781	3,065,324	1,434,130
Surrenders and terminations	(31)	(69,818)	(609,108)	(37,650)	(829,803)	(1,148,133)	(3,417,919)	(19,195,144)	(1,415,091)	(225,821)
Transfers between portfolios	75,168	(21,298)	692,937	181,549	1,819,808	2,157,719	534,328	(14,324,177)	(541,611)	153,094
Net annuitization transactions	-	-	-	-	-	-	(7,727)	(224,608)	-	-
Policyholder charges (Note 3)	-	(11,784)	(57,394)	(15,704)	(98,876)	(188,945)	(133,295)	(442,354)	(140,264)	(28,076)
Net increase (decrease) in net assets from
contract transactions	113,609	332,727	2,066,811	1,148,380	5,965,655	14,725,952	2,439,530	(21,603,502)	968,358	1,333,327

Net increase (decrease) in net assets	113,183	186,474	350,177	1,174,600	7,041,635	13,016,969	(2,719,051)	(30,558,552)	(3,124,383)	1,361,682

Net assets beginning of period	-	1,305,737	9,304,134	917,015	11,108,208	29,866,828	34,076,029	255,346,979	33,785,801	5,544,742

Net assets end of period	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	109,176	1,247,372	89,304	971,115	3,123,404	2,261,041	23,278,571	3,516,407	500,625

Units Issued	12,530	77,630	2,677,756	139,937	1,015,195	1,804,521	737,174	1,751,428	709,545	395,046
Units Redeemed	(3)	(50,023)	(2,415,702)	(27,893)	(537,389)	(275,612)	(596,010)	(3,780,321)	(624,980)	(275,457)

Units Outstanding at December 31, 2011	12,527	136,783	1,509,426	201,348	1,448,921	4,652,313	2,402,205	21,249,678	3,600,972	620,214

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Operations
Net investment income (loss)	$40,618	$(353,344)	$(4,174)	$(21,185)	$(382,645)	$435,741	$(98,431)	$(40,621)	$(282,066)	$(329,972)
Net realized gain (loss) on investments	(201,959)	1,349,302	231,094	45,428	3,100,479	2,407,797	784,102	(507,488)	2,194,552	2,182,597
Net change in unrealized appreciation
(depreciation) on investments	(1,595,909)	(1,354,684)	(301,672)	41,766	(4,248,170)	(3,475,197)	(1,780,557)	522,757	(3,786,988)	(2,512,658)
Net increase (decrease) in net assets
from operations	(1,757,250)	(358,726)	(74,752)	66,009	(1,530,336)	(631,659)	(1,094,886)	(25,352)	(1,874,502)	(660,033)

Contract transactions 1
Purchase payments (Note 4)	915,366	10,812,484	1,178,941	446,232	6,056,238	14,441,334	1,608,953	1,057,755	4,445,554	5,505,963
Surrenders and terminations	(260,770)	(2,394,673)	(166,168)	(44,068)	(3,786,727)	(5,662,667)	(370,916)	(612,368)	(3,185,836)	(760,030)
Transfers between portfolios	349,274	2,565,949	(1,075,385)	292,176	(1,064,625)	21,605,106	56,101	(1,055,518)	(1,019,831)	(2,483,615)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22,059)	(233,130)	(26,331)	(7,046)	(116,306)	(524,741)	(32,375)	(19,756)	(87,191)	(132,085)
Net increase (decrease) in net assets from
contract transactions	981,811	10,750,630	(88,943)	687,294	1,088,580	29,859,032	1,261,763	(629,887)	152,696	2,130,233

Net increase (decrease) in net assets	(775,439)	10,391,904	(163,695)	753,303	(441,756)	29,227,373	166,877	(655,239)	(1,721,806)	1,470,200

Net assets beginning of period	6,019,564	30,493,279	3,375,534	1,552,338	35,870,995	65,927,693	11,166,607	8,067,684	31,065,969	19,316,718

Net assets end of period	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918

1 Contract unit transactions
Units Outstanding at December 31, 2010	730,488	993,661	259,887	162,583	2,175,353	6,111,514	976,568	638,919	2,092,402	2,843,086

Units Issued	305,633	801,581	143,547	113,223	663,488	4,390,757	335,207	145,006	509,271	2,745,823
Units Redeemed	(185,721)	(493,072)	(147,414)	(42,407)	(620,755)	(1,655,339)	(221,800)	(201,425)	(507,191)	(2,489,600)

Units Outstanding at December 31, 2011	850,400	1,302,170	256,020	233,399	2,218,086	8,846,932	1,089,975	582,500	2,094,482	3,099,309

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio
Operations
Net investment income (loss)	$(579,632)	$(38,639)	$(242,860)	$(92,385)	$(270,883)	$(362,676)	$2,671,585	$(36,754)	$2,573,396	$(51,917)
Net realized gain (loss) on investments	(1,467,707)	(700,254)	155,968	898,161	1,398,753	3,959,714	618,631	(58,952)	1,205,448	106,414
Net change in unrealized appreciation
(depreciation) on investments	(7,092,780)	173,810	(2,706,797)	(2,853,575)	(8,309,173)	1,816,291	1,798,849	37,466	(2,400,116)	(493,446)
Net increase (decrease) in net assets
from operations	(9,140,119)	(565,083)	(2,793,689)	(2,047,799)	(7,181,303)	5,413,329	5,089,065	(58,240)	1,378,728	(438,949)

Contract transactions 1
Purchase payments (Note 4)	1,642,446	1,713,625	6,657,149	1,942,966	6,732,945	19,255,097	44,664,632	5,247,091	11,520,272	1,265,373
Surrenders and terminations	(2,280,646)	(662,668)	(1,259,745)	(283,587)	(635,739)	(3,482,823)	(11,964,074)	(31,387)	(2,772,506)	(91,438)
Transfers between portfolios	7,148,859	(964,815)	1,610,432	(999,110)	(850,918)	9,640,694	(765,468)	673,986	1,943,688	120,769
Net annuitization transactions	(4,483)	-	-	-	-	(12,228)	(1,106)	-	-	-
Policyholder charges (Note 3)	(60,718)	(32,794)	(135,121)	(54,656)	(160,710)	(467,079)	(1,327,791)	(23,863)	(249,200)	(34,330)
Net increase (decrease) in net assets from
contract transactions	6,445,458	53,348	6,872,715	605,613	5,085,578	24,933,661	30,606,193	5,865,827	10,442,254	1,260,374

Net increase (decrease) in net assets	(2,694,661)	(511,735)	4,079,026	(1,442,186)	(2,095,725)	30,346,990	35,695,258	5,807,587	11,820,982	821,425

Net assets beginning of period	31,853,672	11,904,511	21,461,730	9,192,808	21,617,761	45,867,748	155,395,705	-	38,138,201	2,878,712

Net assets end of period	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137

1 Contract unit transactions
Units Outstanding at December 31, 2010	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265	8,811,512	-	2,558,222	276,200

Units Issued	1,129,731	221,986	739,264	437,901	1,470,853	2,607,961	3,445,033	790,659	1,921,908	266,254
Units Redeemed	(603,956)	(211,441)	(249,619)	(353,379)	(783,506)	(758,222)	(1,831,609)	(204,600)	(1,248,938)	(152,872)

Units Outstanding at December 31, 2011	3,089,330	1,079,679	2,059,450	1,059,720	3,207,448	5,478,004	10,424,936	586,059	3,231,192	389,582

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Operations
Net investment income (loss)	$(37,328)	$(19,295)	$810,483	$1,606,336	$(51,628)	$51,137	$(51,757)	$(799,788)	$649,250	$(1,647,932)
Net realized gain (loss) on investments	313,086	121,165	413,338	2,800,548	960,225	1,036,145	378,372	1,871,139	2,296,866	3,623,215
Net change in unrealized appreciation
(depreciation) on investments	(543,059)	(348,137)	(4,471,121)	(2,490,691)	(706,741)	816,192	(1,541,317)	(6,625,446)	(1,582,996)	(11,928,207)
Net increase (decrease) in net assets
from operations	(267,301)	(246,267)	(3,247,300)	1,916,193	201,856	1,903,474	(1,214,702)	(5,554,095)	1,363,120	(9,952,924)

Contract transactions 1
Purchase payments (Note 4)	907,970	596,528	3,734,797	9,531,039	756,489	8,058,709	2,629,962	11,525,292	24,360,606	40,116,321
Surrenders and terminations	(63,450)	(509,086)	(586,448)	(1,950,017)	(216,659)	(617,998)	(430,434)	(8,684,852)	(7,848,230)	(11,517,781)
Transfers between portfolios	(40,709)	(1,068,838)	3,636,473	(2,806,666)	(2,077,751)	7,421,151	10,287,726	1,609,750	442,788	(1,871,343)
Net annuitization transactions	-	-	-	-	-	-	-	(4,861)	-	-
Policyholder charges (Note 3)	(28,371)	(21,099)	(91,627)	(209,674)	(18,014)	(174,267)	(43,235)	(372,227)	(722,035)	(954,427)
Net increase (decrease) in net assets from
contract transactions	775,440	(1,002,495)	6,693,195	4,564,682	(1,555,935)	14,687,595	12,444,019	4,073,102	16,233,129	25,772,770

Net increase (decrease) in net assets	508,139	(1,248,762)	3,445,895	6,480,875	(1,354,079)	16,591,069	11,229,317	(1,480,993)	17,596,249	15,819,846

Net assets beginning of period	2,589,196	5,414,150	5,977,442	46,655,478	5,117,229	11,456,915	4,508,146	69,459,420	88,158,503	168,908,532

Net assets end of period	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378

1 Contract unit transactions
Units Outstanding at December 31, 2010	249,923	394,928	587,609	4,471,298	474,282	1,136,030	414,392	4,957,226	7,440,699	11,485,332

Units Issued	204,566	96,795	1,474,031	1,571,797	492,360	2,077,503	1,718,789	2,897,829	2,830,046	4,041,597
Units Redeemed	(124,646)	(171,640)	(911,400)	(1,158,157)	(648,372)	(697,985)	(753,841)	(2,728,757)	(1,485,610)	(2,423,113)

Units Outstanding at December 31, 2011	329,843	320,083	1,150,240	4,884,938	318,270	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$567,368	$88,258	$(8,985)	$(979,195)	$(1,159,432)	$(61,918)	$(51,839)	$(248,252)	$(584,033)	$(121,941)
Net realized gain (loss) on investments	3,142,139	6,908,538	95,491	1,924,263	9,252,257	(1,235)	(66,621)	914,609	324	360,193
Net change in unrealized appreciation
(depreciation) on investments	(5,661,360)	(15,182,441)	(367,102)	(3,379,476)	(10,850,935)	(1,436)	(1,266,310)	332,819	-	(1,137,830)
Net increase (decrease) in net assets
from operations	(1,951,853)	(8,185,645)	(280,596)	(2,434,408)	(2,758,110)	(64,589)	(1,384,770)	999,176	(583,709)	(899,578)

Contract transactions 1
Purchase payments (Note 4)	45,817,231	64,141,307	1,032,915	13,458,483	14,974,889	6,514,391	6,042,973	22,027,862	43,625,361	4,848,995
Surrenders and terminations	(9,457,762)	(14,501,478)	(50,039)	(4,318,191)	(4,284,209)	(1,173,668)	(2,583,889)	(3,672,215)	(10,664,313)	(1,132,734)
Transfers between portfolios	3,467,800	7,040,293	391,433	5,491,525	(570,000)	1,091,963	2,559,882	2,159,090	(16,551,079)	890,164
Net annuitization transactions	(55,499)	(127,547)	-	-	(2,438)	-	-	(18,745)	-	(1,197)
Policyholder charges (Note 3)	(1,238,496)	(1,622,100)	(25,214)	(344,413)	(343,142)	(137,336)	(135,529)	(552,670)	(275,251)	(111,174)
Net increase (decrease) in net assets from
contract transactions	38,533,274	54,930,475	1,349,095	14,287,404	9,775,100	6,295,350	5,883,437	19,943,322	16,134,718	4,494,054

Net increase (decrease) in net assets	36,581,421	46,744,830	1,068,499	11,852,996	7,016,990	6,230,761	4,498,667	20,942,498	15,551,009	3,594,476

Net assets beginning of period	146,451,063	210,716,117	1,932,912	54,173,715	68,198,227	13,770,108	30,599,249	56,078,412	25,380,754	19,318,693

Net assets end of period	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169

1 Contract unit transactions
Units Outstanding at December 31, 2010	11,837,377	14,293,300	199,339	2,000,459	1,490,061	1,319,661	2,125,744	2,044,650	2,031,293	984,256

Units Issued	4,626,555	5,529,822	226,121	997,210	555,733	1,275,636	1,005,550	1,006,321	9,590,935	404,002
Units Redeemed	(1,582,031)	(1,952,833)	(93,619)	(546,558)	(370,167)	(676,930)	(608,604)	(312,014)	(8,282,215)	(179,565)

Units Outstanding at December 31, 2011	14,881,901	17,870,289	331,841	2,451,111	1,675,627	1,918,367	2,522,690	2,738,957	3,340,013	1,208,693

See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred thirty-six (136) sub-accounts (“Portfolios”) as of December 31, 2012.  These Portfolios each invest in the following mutual funds (collectively, the “Funds”):

Curian Variable Series Trust
Curian Dynamic Risk Advantage – Aggressive Fund	Curian Guidance – Moderate Growth Fund(1)	Curian/FAMCO Flex Core Covered Call Fund
Curian Dynamic Risk Advantage – Diversified Fund	Curian Guidance – Rising Income Fund(1)	Curian/Franklin Templeton Frontier Markets Fund
Curian Dynamic Risk Advantage – Income Fund	Curian Guidance – Tactical Maximum Growth Fund(1)	Curian/Franklin Templeton Natural Resources Fund
Curian Guidance – Balanced Income Fund(1)	Curian Guidance – Tactical Moderate Growth Fund(1)	Curian/Neuberger Berman Currency Fund
Curian Guidance – Equity 100 Fund(1)	Curian Tactical Advantage 35 Fund	Curian/Nicholas Convertible Arbitrage Fund
Curian Guidance – Fixed Income 100 Fund(1)	Curian Tactical Advantage 60 Fund	Curian/PIMCO Credit Income Fund
Curian Guidance – Institutional Alt 65 Fund(1)	Curian Tactical Advantage 75 Fund	Curian/PineBridge Merger Arbitrage Fund
Curian Guidance – Institutional Alt 100 Fund(1)	Curian/American Funds Growth Fund	Curian/The Boston Company Equity Income Fund
Curian Guidance – Maximize Income Fund(1)	Curian/DFA U.S. Micro Cap Fund	Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Curian Guidance – Maximum Growth Fund(1)	Curian/Epoch Global Shareholder Yield Fund	Curian/Van Eck International Gold Fund

JNL Series Trust
JNL Disciplined Growth Fund(1)	JNL/Brookfield Global Infrastructure Fund	JNL/Invesco Global Real Estate Fund
JNL Disciplined Moderate Fund(1)	JNL/Capital Guardian Global Balanced Fund	JNL/Invesco International Growth Fund
JNL Disciplined Moderate Growth Fund(1)	JNL/Capital Guardian Global Diversified Research Fund	JNL/Invesco Large Cap Growth Fund
JNL Institutional Alt 20 Fund(1)	JNL/DFA U.S. Core Equity Fund	JNL/Invesco Small Cap Growth Fund
JNL Institutional Alt 35 Fund(1)	JNL/Eagle SmallCap Equity Fund	JNL/Ivy Asset Strategy Fund
JNL Institutional Alt 50 Fund(1)	JNL/Eastspring Investments Asia ex-Japan Fund(1)	JNL/JPMorgan International Value Fund
JNL Institutional Alt 65 Fund(1) (2)	JNL/Eastspring Investments China-India Fund(1)	JNL/JPMorgan MidCap Growth Fund
JNL/American Funds Balanced Allocation Fund(1)	JNL/Franklin Templeton Founding Strategy Fund(1)	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Franklin Templeton Global Growth Fund	JNL/Lazard Emerging Markets Fund
JNL/American Funds Global Bond Fund	JNL/Franklin Templeton Global Multisector Bond Fund	JNL/Lazard Mid Cap Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/Franklin Templeton Income Fund	JNL/M&G Global Basics Fund(1)
JNL/American Funds Growth Allocation Fund(1)	JNL/Franklin Templeton International Small Cap Growth Fund	JNL/M&G Global Leaders Fund(1)
JNL/American Funds Growth-Income Fund	JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM 10 x 10 Fund(1) (3)
JNL/American Funds International Fund	JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM Bond Index Fund(3)
JNL/American Funds New World Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund(3)
JNL/AQR Managed Futures Strategy Fund	JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/MCM Emerging Markets Index Fund(3)
JNL/BlackRock Commodity Securities Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/MCM European 30 Fund(3)
JNL/BlackRock Global Allocation Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/MCM Global Alpha Fund(3)

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Series Trust (continued)
JNL/MCM Index 5 Fund(1) (3)	JNL/PPM America High Yield Bond Fund(1)	JNL/S&P Managed Moderate Fund
JNL/MCM International Index Fund(3)	JNL/PPM America Mid Cap Value Fund(1)	JNL/S&P Managed Moderate Growth Fund
JNL/MCM Pacific Rim 30 Fund(3)	JNL/PPM America Small Cap Value Fund(1)	JNL/S&P Total Yield Fund
JNL/MCM S&P 400 MidCap Index Fund(3)	JNL/PPM America Value Equity Fund(1)	JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund(3)	JNL/Red Rocks Listed Private Equity Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund(3)	JNL/S&P 4 Fund(1)	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Morgan Stanley Mid Cap Growth Fund	JNL/S&P Competitive Advantage Fund	JNL/T. Rowe Price Value Fund
JNL/Neuberger Berman Strategic Income Fund	JNL/S&P Dividend Income & Growth Fund	JNL/UBS Large Cap Select Growth Fund
JNL/Oppenheimer Global Growth Fund	JNL/S&P Intrinsic Value Fund	JNL/WMC Balanced Fund
JNL/PIMCO Real Return Fund	JNL/S&P Managed Aggressive Growth Fund	JNL/WMC Money Market Fund
JNL/PIMCO Total Return Bond Fund	JNL/S&P Managed Conservative Fund	JNL/WMC Value Fund
JNL/PPM America Floating Rate Income Fund(1)	JNL/S&P Managed Growth Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund(3)	JNL/MCM JNL 5 Fund(3)	JNL/MCM S&P® SMid 60 Fund(3)
JNL/MCM Communications Sector Fund(3)	JNL/MCM JNL Optimized 5 Fund(3)	JNL/MCM Select Small-Cap Fund(3)
JNL/MCM Consumer Brands Sector Fund(3)	JNL/MCM Nasdaq® 25 Fund(3)	JNL/MCM Technology Sector Fund(3)
JNL/MCM Dow SM Dividend Fund(3)	JNL/MCM NYSE® International 25 Fund(3)	JNL/MCM Value Line® 30 Fund(3)
JNL/MCM Financial Sector Fund(3)	JNL/MCM Oil & Gas Sector Fund(3)	JNL/MCM VIP Fund(3)
JNL/MCM Healthcare Sector Fund(3)	JNL/MCM S&P® 24 Fund(3)

Jackson National Asset Management, LLC serves as investment adviser for the Funds comprising the JNL Series Trust and the JNL Variable Fund LLC, Curian Capital, LLC serves as investment adviser for the Funds comprising the Curian Variable Series Trust, both are wholly-owned subsidiaries of Jackson and receive fees for their services from each Fund.

During the year ended December 31, 2012, the following Funds changed names:

PRIOR FUND NAME	CURRENT FUND NAME	EFFECTIVE DATE
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/UBS Large Cap Select Growth Fund(4)	April 30, 2012
JNL/Eagle Core Equity Fund	JNL/DFA U.S. Core Equity Fund(4)	April 30, 2012
JNL/PAM Asia ex-Japan Fund	JNL/Eastspring Investments Asia ex-Japan Fund(5)	April 30, 2012
JNL/PAM China-India Fund	JNL/Eastspring Investments China-India Fund(5)	April 30, 2012

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

(1) These Funds are sub-advised by affiliates of Jackson.

(2) JNL Institutional Alt 65 Fund is closed to new investors.

(3) MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

(4) These name changes are due to changes in sub-adviser.

(5) These name changes are due to company rebranding.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s Portfolios’ investments in the corresponding Funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Portfolios of the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Portfolios of the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments in the Funds under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Separate Account’s Portfolios’ own assumptions in determining the fair value of the investments in the respective Funds.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2012, all of the Separate Account’s Portfolios’ investments in each of the corresponding Funds are valued as a practical expedient at their daily reported NAVs. Therefore, all investments in Funds have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of the Separate Account’s Portfolios’ investments in the corresponding Funds.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2012, there were no transfers between Level 1 and Level 2 securities.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2012 and 2011, contract maintenance charges were assessed in the amount of $289,209 and $294,711, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the Portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different Portfolio.  For the years ended December 31, 2012 and 2011, transfer charges were assessed in the amount of $3,750 and $365, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2012 and 2011, surrender charges were assessed in the amount of $1,383,479 and $1,443,418, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.42% - 0.72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% - 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the Portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% - 0.65%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the Portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the Portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,867,632 and $3,219,770 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2012 and 2011, respectively.  These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2012, cost of purchases and proceeds from sales of the Portfolios’ investments in the corresponding Funds are as follows:

Curian Variable Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
Curian Dynamic Risk Advantage – Aggressive Fund	$977,608	$20,704	Curian Tactical Advantage 60 Fund	$1,437,326	$19,987
Curian Dynamic Risk Advantage – Diversified Fund	2,552,542	29,892	Curian Tactical Advantage 75 Fund	1,370,750	570,595
Curian Dynamic Risk Advantage – Income Fund	2,491,555	15,609	Curian/American Funds Growth Fund	436,523	7,443
Curian Guidance – Balanced Income Fund	2,420,663	9,908	Curian/DFA U.S. Micro Cap Fund	13,050	14
Curian Guidance – Equity 100 Fund	312,217	24,919	Curian/Epoch Global Shareholder Yield Fund	141,060	193
Curian Guidance – Fixed Income 100 Fund	278,322	787	Curian/FAMCO Flex Core Covered Call Fund	1,148,077	37,045
Curian Guidance – Institutional Alt 65 Fund	2,549,106	23,054	Curian/Franklin Templeton Frontier Markets Fund	500	-
Curian Guidance – Institutional Alt 100 Fund	6,272,251	116,347	Curian/Franklin Templeton Natural Resources Fund	544,678	72,997
Curian Guidance – Maximize Income Fund	790,707	13,997	Curian/Neuberger Berman Currency Fund	192,673	8,828
Curian Guidance – Maximum Growth Fund	880,878	23,624	Curian/Nicholas Convertible Arbitrage Fund	1,229,620	138,738
Curian Guidance – Moderate Growth Fund	4,445,756	239,622	Curian/PIMCO Credit Income Fund	693,018	61,936
Curian Guidance – Rising Income Fund	1,428,978	4,743	Curian/PineBridge Merger Arbitrage Fund	2,434,223	180,152
Curian Guidance – Tactical Maximum Growth Fund	1,431,095	27,973	Curian/TBC Equity Income Fund*	250,906	697
Curian Guidance – Tactical Moderate Growth Fund	4,516,468	21,294	Curian/TBC Multi-Alpha Market Neutral Equity Fund*	968,869	140,914
Curian Tactical Advantage 35 Fund	1,454,291	70,512	Curian/Van Eck International Gold Fund	226,669	29,380

* TBC denotes the sub-adviser The Boston Company throughout footnote 5.

JNL Series Trust
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL Disciplined Growth Fund	$5,364,265	$2,590,375	JNL/American Funds New World Fund	$9,373,843	$3,651,129
JNL Disciplined Moderate Fund	17,656,157	6,402,962	JNL/AQR Managed Futures Strategy Fund	1,792,767	215,858
JNL Disciplined Moderate Growth Fund	19,184,995	6,038,634	JNL/BlackRock Commodity Securities Fund	16,441,560	13,242,887
JNL Institutional Alt 20 Fund	22,533,461	6,234,978	JNL/BlackRock Global Allocation Fund	55,383,166	11,107,612
JNL Institutional Alt 35 Fund	28,660,366	6,113,766	JNL/Brookfield Global Infrastructure Fund	5,358,979	1,267,772
JNL Institutional Alt 50 Fund	41,204,693	8,868,305	JNL/Capital Guardian Global Balanced Fund	3,752,903	3,967,310
JNL Institutional Alt 65 Fund	6,275,887	9,032,610	JNL/Capital Guardian Global Diversified Research Fund	2,191,747	2,649,224
JNL/American Funds Balanced Allocation Fund	5,959,556	432,230	JNL/DFA U.S. Core Equity Fund	2,873,003	2,365,011
JNL/American Funds Blue Chip Income and Growth Fund	19,084,295	5,940,007	JNL/Eagle SmallCap Equity Fund	16,656,285	14,191,112
JNL/American Funds Global Bond Fund	9,105,638	5,263,923	JNL/Eastspring Investments Asia ex-Japan Fund	6,060,808	3,603,445
JNL/American Funds Global Small Capitalization Fund	4,879,294	1,753,306	JNL/Eastspring Investments China-India Fund	9,341,791	7,214,254
JNL/American Funds Growth Allocation Fund	4,298,307	198,788	JNL/Franklin Templeton Founding Strategy Fund	13,597,870	11,668,726
JNL/American Funds Growth-Income Fund	20,258,798	7,537,688	JNL/Franklin Templeton Global Growth Fund	4,722,669	3,523,347
JNL/American Funds International Fund	9,298,906	4,467,559	JNL/Franklin Templeton Global Multisector Bond Fund	12,436,088	2,051,737

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/Franklin Templeton Income Fund	$30,223,873	$16,907,679	JNL/MCM Small Cap Index Fund	$10,061,769	$7,737,272
JNL/Franklin Templeton International Small Cap Growth Fund	4,042,394	1,831,017	JNL/Morgan Stanley Mid Cap Growth Fund	732,433	51,128
JNL/Franklin Templeton Mutual Shares Fund	7,926,927	4,679,846	JNL/Neuberger Berman Strategic Income Fund	3,684,829	95,724
JNL/Franklin Templeton Small Cap Value Fund	7,004,479	3,726,746	JNL/Oppenheimer Global Growth Fund	7,249,888	5,729,376
JNL/Goldman Sachs Core Plus Bond Fund	23,843,881	12,608,307	JNL/PIMCO Real Return Fund	61,214,900	25,105,083
JNL/Goldman Sachs Emerging Markets Debt Fund	2,068,524	4,368,384	JNL/PIMCO Total Return Bond Fund	124,278,350	63,267,165
JNL/Goldman Sachs Mid Cap Value Fund	8,311,500	7,925,542	JNL/PPM America Floating Rate Income Fund	10,366,016	2,368,918
JNL/Goldman Sachs U.S. Equity Flex Fund	2,027,340	1,546,260	JNL/PPM America High Yield Bond Fund	36,977,162	20,975,008
JNL/Invesco Global Real Estate Fund	22,539,597	12,075,341	JNL/PPM America Mid Cap Value Fund	7,636,744	6,171,750
JNL/Invesco International Growth Fund	6,354,083	4,337,589	JNL/PPM America Small Cap Value Fund	2,120,927	1,143,475
JNL/Invesco Large Cap Growth Fund	7,701,744	4,367,358	JNL/PPM America Value Equity Fund	1,431,374	1,198,944
JNL/Invesco Small Cap Growth Fund	10,925,541	8,334,149	JNL/Red Rocks Listed Private Equity Fund	2,298,661	1,880,455
JNL/Ivy Asset Strategy Fund	29,244,798	11,315,401	JNL/S&P 4 Fund	21,269,557	12,606,903
JNL/JPMorgan International Value Fund	6,338,637	3,994,607	JNL/S&P Competitive Advantage Fund	15,837,219	6,578,755
JNL/JPMorgan MidCap Growth Fund	7,850,694	13,156,673	JNL/S&P Dividend Income & Growth Fund	47,873,882	22,677,558
JNL/JPMorgan U.S. Government & Quality Bond Fund	22,512,239	16,521,452	JNL/S&P Intrinsic Value Fund	9,520,873	13,079,572
JNL/Lazard Emerging Markets Fund	4,558,827	7,289,483	JNL/S&P Managed Aggressive Growth Fund	30,682,556	31,096,117
JNL/Lazard Mid Cap Equity Fund	4,389,240	3,582,720	JNL/S&P Managed Conservative Fund	53,392,204	18,038,067
JNL/M&G Global Basics Fund	1,748,275	720,234	JNL/S&P Managed Growth Fund	54,299,894	37,984,912
JNL/M&G Global Leaders Fund	1,564,375	1,237,735	JNL/S&P Managed Moderate Fund	81,552,281	38,983,466
JNL/MCM 10 x 10 Fund	4,101,423	3,946,612	JNL/S&P Managed Moderate Growth Fund	96,421,475	50,591,802
JNL/MCM Bond Index Fund	12,499,361	7,906,795	JNL/S&P Total Yield Fund	$2,585,475	$769,214
JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Fund	532,106	117,913	JNL/T. Rowe Price Established Growth Fund	40,535,399	18,679,489
JNL/MCM Emerging Markets Index Fund	17,113,664	9,222,598	JNL/T. Rowe Price Mid-Cap Growth Fund	37,651,537	23,116,266
JNL/MCM European 30 Fund	864,315	544,047	JNL/T. Rowe Price Short-Term Bond Fund	28,750,072	17,758,525
JNL/MCM Global Alpha Fund	1,049,821	612,430	JNL/T. Rowe Price Value Fund	16,835,989	11,019,897
JNL/MCM Index 5 Fund	9,568,187	6,051,811	JNL/UBS Large Cap Select Growth Fund	5,967,819	3,997,691
JNL/MCM International Index Fund	9,264,021	9,035,223	JNL/WMC Balanced Fund	28,847,867	13,775,681
JNL/MCM Pacific Rim 30 Fund	1,265,833	668,081	JNL/WMC Money Market Fund	75,775,738	71,681,828
JNL/MCM S&P 400 MidCap Index Fund	12,562,030	11,850,311	JNL/WMC Value Fund	7,762,547	5,297,576
JNL/MCM S&P 500 Index Fund	54,395,800	37,782,827

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Variable Fund LLC
	Cost of Purchases	Proceeds from Sales		Cost of Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$15,450,318	$8,630,798	JNL/MCM NYSE® International 25 Fund	$1,766,124	$1,645,935
JNL/MCM Communications Sector Fund	7,528,848	4,083,312	JNL/MCM Oil & Gas Sector Fund	17,890,420	13,035,925
JNL/MCM Consumer Brands Sector Fund	9,179,679	2,874,610	JNL/MCM S&P® 24 Fund	791,864	816,002
JNL/MCM Dow SM Dividend Fund	13,677,325	7,948,341	JNL/MCM S&P® SMid 60 Fund	2,740,677	7,761,776
JNL/MCM Financial Sector Fund	12,006,821	5,313,531	JNL/MCM Select Small-Cap Fund	2,743,935	2,716,793
JNL/MCM Healthcare Sector Fund	11,704,835	5,906,128	JNL/MCM Technology Sector Fund	31,953,659	19,409,230
JNL/MCM JNL 5 Fund	31,635,869	58,842,753	JNL/MCM Value Line® 30 Fund	4,298,659	12,351,814
JNL/MCM JNL Optimized 5 Fund	4,756,994	6,941,228	JNL/MCM VIP Fund	2,753,690	2,554,246
JNL/MCM Nasdaq® 25 Fund	10,131,030	3,762,833

Note 6 – Subsequent Events

Management evaluated subsequent events for the Separate Account through the date the financial statements were available to be issued, and concluded there were no events that would require additional financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2012, of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other Portfolio data.  Unit values for Portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying Fund less expenses charged directly to that Portfolio of the Separate Account.

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.433310		$9.989137		$10.254443		$10.412254		$10.280677		$10.041492		$10.115590		$10.323284		$10.501299		$10.263934
Total Return *	-4.51	%***	0.39	%***	2.45	%***	3.86	%***	3.38	%***	-0.11	%***	3.27	%***	4.12	%***	4.19	%***	2.16	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic		Curian Dynamic		Curian Dynamic		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -
	Risk Advantage -		Risk Advantage -		Risk Advantage -		Balanced		Equity		Fixed		Institutional		Institutional		Maximize		Maximum
	Aggressive		Diversified		Income		Income		100		100		Alt 100		Alt 65		Income		Growth
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.454752		$10.011633		$10.277535		$10.435657		$10.288426		$10.049233		$10.138417		$10.346523		$10.524862		$10.287058
Total Return *	-5.60	%***	-0.15	%***	5.00	%***	0.76	%***	6.81	%***	0.31	%***	2.29	%***	5.79	%***	1.45	%***	0.28	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Dynamic	Curian Dynamic	Curian Dynamic	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -
	Risk Advantage -	Risk Advantage -	Risk Advantage -	Balanced	Equity	Fixed	Institutional	Institutional	Maximize	Maximum
	Aggressive	Diversified	Income	Income	100	100	Alt 100	Alt 65	Income	Growth
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$941	$2,515	$2,504	$2,455	$292	$278	$6,324	$2,615	$797	$890
Units Outstanding (in thousands)	100	251	244	235	28	28	624	253	76	87
Investment Income Ratio *	0.00%	0.00%	2.72%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.412243		$10.372682		$10.145070		$10.224384		$10.323518		$10.413985		$10.508894		$10.560607		$10.071412		$10.609000
Total Return *	3.08	%***	6.99	%***	0.44	%***	2.23	%***	5.41	%***	2.70	%***	5.47	%***	2.78	%***	3.58	%***	1.28	%***
Ratio of Expenses **	1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian Guidance -		Curian		Curian		Curian		Curian/		Curian/		Curian/Epoch
	Moderate		Rising		Tactical		Tactical		Tactical		Tactical		Tactical		American Funds		DFA U.S.		Global Shareholder
	Growth		Income		Maximum Growth		Moderate Growth		Advantage 35		Advantage 60		Advantage 75		Growth		Micro Cap		Yield
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(a)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.435693		$10.396091		$10.168140		$10.247414		$10.346749		$10.437409		$10.532592		$10.584333		$10.079057		$10.618625
Total Return *	3.72	%***	3.77	%***	5.54	%***	2.21	%***	3.79	%***	5.42	%***	0.75	%***	7.76	%***	6.20	%***	1.47	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian Guidance -	Curian	Curian	Curian	Curian/	Curian/	Curian/Epoch
	Moderate	Rising	Tactical	Tactical	Tactical	Tactical	Tactical	American Funds	DFA U.S.	Global Shareholder
	Growth	Income	Maximum Growth	Moderate Growth	Advantage 35	Advantage 60	Advantage 75	Growth	Micro Cap	Yield
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$4,377	$1,463	$1,446	$4,623	$1,394	$1,451	$801	$445	$14	$141
Units Outstanding (in thousands)	420	141	142	452	135	139	76	42	1	13
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	2.89%	2.05%	1.53%	0.00%	0.00%	4.29%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations February 6, 2012.
(b)	Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$10.169153		$10.408022		$8.760110		$10.061422		$10.145372		$10.549023		$9.966882		$10.727021		$10.056181		$8.985544
Total Return *	0.34	%***	1.64	%***	-3.74	%***	0.77	%***	1.88	%***	4.88	%***	-0.02	%***	11.78	%***	-1.87	%***	-15.10	%***
Ratio of Expenses **	1.25%		1.00%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less  expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)		Curian/Franklin Templeton Frontier Markets Portfolio(b)		Curian/Franklin Templeton Natural Resources Portfolio(a)		Curian/ Neuberger Berman Currency Portfolio(b)		Curian/Nicholas Convertible Arbitrage Portfolio(a)		Curian/ PIMCO Credit Income Portfolio(a)		Curian/ Pinebridge Merger Arbitrage Portfolio(a)		Curian/The Boston Company Equity Income Portfolio(a)		Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)		Curian/ Van Eck International Gold Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.191700		$10.408022		$8.791537		$10.069089		$10.182201		$10.572784		$10.003438		$10.751499		$10.092394		$8.992422
Total Return *	-1.03	%***	0.86	%***	14.55	%***	-0.70	%***	3.40	%***	3.46	%***	0.26	%***	15.43	%***	-0.44	%***	-12.71	%***
Ratio of Expenses **	1.00%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2010

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	Curian/FAMCO Flex Core Covered Call Portfolio(a)	Curian/Franklin Templeton Frontier Markets Portfolio(b)	Curian/Franklin Templeton Natural Resources Portfolio(a)	Curian/ Neuberger Berman Currency Portfolio(b)	Curian/Nicholas Convertible Arbitrage Portfolio(a)	Curian/ PIMCO Credit Income Portfolio(a)	Curian/ Pinebridge Merger Arbitrage Portfolio(a)	Curian/The Boston Company Equity Income Portfolio(a)	Curian/The Boston Company Multi- Alpha Market Neutral Equity Portfolio(a)	Curian/ Van Eck International Gold Portfolio(b)
Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$1,104	$1	$474	$184	$1,101	$640	$2,266	$258	$822	$182
Units Outstanding (in thousands)	108	0	54	18	108	61	227	24	82	20
Investment Income Ratio *	2.91%	0.00%	1.42%	0.00%	0.00%	1.92%	0.00%	2.90%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2010

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to  0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations February 6, 2012.
(b) Commencement of operations September 10, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.720397		$10.140190	$9.467785	$14.163042		$14.789750		$14.979408		$15.432167		$10.260003		$10.900227		$10.698246
Total Return *	11.68%		10.42%	11.43%	6.71	%***	8.62%		8.07%		8.14%		8.40	%***	10.67%		2.82%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.56%		2.46%		2.56%		2.56%		2.31%		2.46%		2.81%

Period ended December 31, 2011

Unit Value	$7.808324		$9.183228	$8.496595	$13.107121		$13.616571		$13.861468		$14.270232		n/a		$9.849416		$10.404360
Total Return *	5.91	%***	-1.83%	-3.27%	-4.94%		-8.03	%***	-7.05%		-7.82%		n/a		-3.64%		1.44%
Ratio of Expenses **	2.56%		2.57%	2.46%	2.47%		2.46%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2010

Unit Value	$8.303223		$9.354633	$8.783516	$13.787812		$14.530009		$14.913342		$15.480283		n/a		$10.221876		$10.257107
Total Return *	10.00%		8.28%	10.54%	6.99	%***	13.85	%***	14.50	%***	15.60	%***	n/a		2.98	%***	-2.81	%***
Ratio of Expenses **	2.46%		2.57%	2.46%	2.47%		2.37%		2.56%		2.56%		n/a		2.46%		2.81%

Period ended December 31, 2009

Unit Value	$7.548666		$8.639117	$7.946322	$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a
Total Return *	22.34%		15.66%	19.79%	-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.170041		$7.469150	$6.633553	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.69%		-28.46%	-36.35%	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%	2.46%	n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio		JNL Disciplined Moderate Portfolio		JNL Disciplined Moderate Growth Portfolio		JNL Institutional Alt 20 Portfolio(a)		JNL Institutional Alt 35 Portfolio(a)		JNL Institutional Alt 50 Portfolio(a)		JNL Institutional Alt 65 Portfolio(a)		JNL/American Funds Balanced Allocation Portfolio(c)		JNL/American Funds Blue Chip Income and Growth Portfolio(b)		JNL/American Funds Global Bond Portfolio(b)
Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.598504		$11.166780		$10.358582		$14.902370		$15.416154		$15.764688		$16.206761		$10.326225		$11.271931		$11.166907
Total Return *	13.50%		12.23%		13.13%		9.82%		9.83%		9.55%		9.56%		5.95	%***	12.07%		4.50%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		1.35%		1.20%		1.20%

Period ended December 31, 2011

Unit Value	$8.456944		$9.949985		$9.156359		$13.570222		$14.036179		$14.390549		$14.792110		n/a		$10.057527		$10.686235
Total Return *	-4.05%		-0.23	%***	-1.80	%***	-3.73%		-5.10%		-5.76%		-6.60%		n/a		-2.43%		3.08%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$8.814252		$9.802583		$9.177843		$14.095348		$14.790255		$15.270726		$15.838026		n/a		$10.307663		$10.367188
Total Return *	11.67%		9.61%		11.77%		11.71%		12.83%		13.53%		14.41%		n/a		5.03	%***	0.99	%***
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$7.893102		$8.943025		$8.211421		$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a
Total Return *	33.84	%***	17.08%		21.13%		4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.305552		$7.638164		$6.779177		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.02%		-27.58%		-35.64%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.35%		1.35%		1.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.   Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio(a)	JNL Institutional Alt 35 Portfolio(a)	JNL Institutional Alt 50 Portfolio(a)	JNL Institutional Alt 65 Portfolio(a)	JNL/American Funds Balanced Allocation Portfolio(c)	JNL/American Funds Blue Chip Income and Growth Portfolio(b)	JNL/American Funds Global Bond Portfolio(b)

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$17,076	$49,738	$51,479	$57,285	$65,669	$94,136	$42,386	$5,737	$40,132	$20,921
Units Outstanding (in thousands)	1,847	4,626	5,144	3,894	4,299	6,055	2,641	557	3,594	1,893
Investment Income Ratio *	1.18%	1.53%	1.44%	1.64%	1.85%	1.94%	2.42%	0.00%	1.02%	1.98%

Period ended December 31, 2011

Net Assets (in thousands)	$12,883	$35,387	$34,824	$38,069	$40,356	$58,074	$44,014	n/a	$23,678	$16,600
Units Outstanding (in thousands)	1,572	3,672	3,912	2,833	2,891	4,076	3,000	n/a	2,368	1,563
Investment Income Ratio *	1.18%	1.41%	1.10%	1.03%	0.97%	0.86%	0.68%	n/a	0.67%	1.01%

Period ended December 31, 2010

Net Assets (in thousands)	$8,907	$23,777	$24,630	$22,417	$18,229	$32,487	$42,126	n/a	$9,396	$5,707
Units Outstanding (in thousands)	1,036	2,449	2,703	1,601	1,237	2,140	2,675	n/a	914	552
Investment Income Ratio *	1.35%	1.19%	1.28%	0.80%	0.90%	0.84%	1.51%	n/a	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$5,843	$9,460	$11,757	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a
Units Outstanding (in thousands)	755	1,067	1,443	361	347	788	300	n/a	n/a	n/a
Investment Income Ratio *	3.62%	3.34%	3.26%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$1,078	$2,187	$2,967	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	172	288	440	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.63%	1.42%	1.45%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*    These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.
(c) Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock			JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity	JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities	Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio	Portfolio(b)		Portfolio(d)		Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.893015		$10.271827		$11.179782		$10.178122		$10.673864		$9.823886		$9.289162	$10.305240		$11.979817		$8.899463
Total Return *	10.28	%***	1.49	%***	14.07%		14.39%		13.45	%***	6.56	%***	-2.26%	6.81%		15.78%		8.60%
Ratio of Expenses **	2.56%		2.42%		2.46%		2.595%		2.56%		1.25%		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2011

Unit Value	$8.623965		n/a		$9.800553		$8.897912		$9.345775		n/a		$9.503708	$9.648319		$10.347437		$8.194877
Total Return *	-21.38%		n/a		-4.67%		-19.11	%***	-16.38%		n/a		-10.15%	-4.98	%***	0.27	%***	-8.48%
Ratio of Expenses **	2.46%		n/a		2.46%		2.595%		2.46%		n/a		3.06%	2.56%		2.46%		4.00%

Period ended December 31, 2010

Unit Value	$10.969575		n/a		$10.280893		$10.674432		$11.176281		n/a		$10.577556	$10.294555		n/a		$8.954289
Total Return *	1.76	%***	n/a		2.86	%***	4.24	%***	6.16	%***	n/a		13.90%	3.61	%***	n/a		4.74%
Ratio of Expenses **	2.46%		n/a		2.46%		2.46%		2.46%		n/a		3.06%	2.42%		n/a		4.00%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.286455	n/a		n/a		$8.549148
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		45.41%	n/a		n/a		17.68%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.386254	n/a		n/a		$7.264910
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-52.69%	n/a		n/a		-31.10%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		3.06%	n/a		n/a		4.00%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American		JNL/American		JNL/American		JNL/American				JNL/AQR		JNL/BlackRock				JNL/Brookfield		JNL/Capital
	Funds Global		Funds Growth		Funds		Funds		JNL/American		Managed Futures		Commodity		JNL/BlackRock		Global		Guardian Global
	Small Capitalization		Allocation		Growth-Income		International		Funds New		Strategy		Securities		Global Allocation		Infrastructure		Balanced
	Portfolio(a)		Portfolio(e)		Portfolio(a)		Portfolio(a)		World Portfolio(a)		Portfolio(c)		Portfolio		Portfolio(b)		Portfolio(d)		Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.258146		$10.346059		$11.622914		$10.563954		$11.067687		$9.876802		$10.595859		$10.668681		$12.184240		$12.609448
Total Return *	16.49%		2.62	%***	-0.19	%***	-1.86%		15.97%		3.82	%***	14.31	%***	0.79	%***	13.75	%***	11.63%
Ratio of Expenses **	1.20%		1.35%		1.00%		1.20%		1.20%		0.85%		0.85%		1.00%		0.85%		1.25%

Period ended December 31, 2011

Unit Value	$8.806076		n/a		$10.007812		$9.106416		$9.543319		n/a		$10.420986		$9.809639		$10.353105		$11.295328
Total Return *	-20.39%		n/a		-3.47%		-15.40%		-15.32%		n/a		-8.47%		-4.97%		1.63	%***	-5.94%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$11.061642		n/a		$10.367185		$10.764025		$11.269970		n/a		$11.385308		$10.322473		n/a		$12.008142
Total Return *	3.98	%***	n/a		1.98	%***	12.99	%***	3.10	%***	n/a		16.04%		1.12	%***	n/a		7.66%
Ratio of Expenses **	1.20%		n/a		1.20%		1.20%		1.20%		n/a		1.20%		1.20%		n/a		1.25%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$9.811404		n/a		n/a		$11.153827
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		48.14%		n/a		n/a		20.96%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		$6.622915		n/a		n/a		$9.221201
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		-50.26	%***	n/a		n/a		-29.18%
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		1.20%		n/a		n/a		1.25%

*	Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.
**	Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American	JNL/American	JNL/American	JNL/American		JNL/AQR	JNL/BlackRock		JNL/Brookfield	JNL/Capital
	Funds Global	Funds Growth	Funds	Funds	JNL/American	Managed Futures	Commodity	JNL/BlackRock	Global	Guardian Global
	Small Capitalization	Allocation	Growth-Income	International	Funds New	Strategy	Securities	Global Allocation	Infrastructure	Balanced
	Portfolio(a)	Portfolio(e)	Portfolio(a)	Portfolio(a)	World Portfolio(a)	Portfolio(c)	Portfolio	Portfolio(b)	Portfolio(d)	Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$13,337	$4,260	$48,188	$19,107	$21,332	$1,647	$43,540	$66,293	$4,763	$20,485
Units Outstanding (in thousands)	1,313	413	4,205	1,827	1,948	167	4,294	6,292	393	1,696
Investment Income Ratio *	0.74%	0.00%	0.80%	1.19%	1.07%	0.00%	0.00%	0.00%	0.06%	2.03%

Period ended December 31, 2011

Net Assets (in thousands)	$8,653	n/a	$29,983	$11,987	$13,117	n/a	$40,160	$18,579	$350	$18,675
Units Outstanding (in thousands)	988	n/a	3,012	1,324	1,383	n/a	3,939	1,902	34	1,722
Investment Income Ratio *	0.36%	n/a	0.55%	0.75%	0.63%	n/a	0.62%	0.57%	0.00%	1.08%

Period ended December 31, 2010

Net Assets (in thousands)	$6,409	n/a	$9,854	$4,825	$5,160	n/a	$31,623	$7,298	n/a	$18,133
Units Outstanding (in thousands)	581	n/a	953	449	459	n/a	2,831	708	n/a	1,568
Investment Income Ratio *	0.00%	n/a	0.00%	0.00%	0.00%	n/a	0.32%	0.00%	n/a	1.13%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$28,331	n/a	n/a	$13,985
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,934	n/a	n/a	1,299
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.86%	n/a	n/a	2.46%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	$17,074	n/a	n/a	$9,625
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	2,612	n/a	n/a	1,077
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	0.08%	n/a	n/a	1.10%

*	These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations May 3, 2010.
(b)	Commencement of operations October 11, 2010.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations December 12, 2011.
(e)	Commencement of operations April 29, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$21.955160		$13.235343	$23.775844	$8.310648		$6.959027		$8.897691	$8.063049	$11.557034		$11.026824	$7.973159
Total Return *	13.65%		9.84%	10.55%	19.19%		20.04%		12.61%	18.53%	8.29	%***	8.81%	23.93%
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	2.46%		3.06%	2.645%

Period ended December 31, 2011

Unit Value	$19.319006		$12.050048	$21.507223	$6.972502		$5.797024		$7.901322	$6.802345	$10.050974		$10.134060	$6.433521
Total Return *	-7.25%		-4.19%	-5.11%	-23.34%		-29.88%		-4.19%	-8.78%	0.51	%***	-0.55%	-16.61	%***
Ratio of Expenses **	2.92%		3.445%	2.92%	2.77%		2.81%		2.92%	2.92%	1.82%		3.06%	2.645%

Period ended December 31, 2010

Unit Value	$20.828884		$12.577079	$22.666493	$9.095534		$8.267688		$8.247152	$7.456868	n/a		$10.190111	$7.714890
Total Return *	8.56%		8.07%	31.74%	16.14%		-1.16	%***	7.21%	3.99%	n/a		9.17%	17.40%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.81%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2009

Unit Value	$19.186964		$11.638017	$17.205430	$7.831456		$7.278544		$7.692367	$7.171023	n/a		$9.333800	$6.571401
Total Return *	34.25%		29.30%	31.59%	15.78	%***	20.08	%***	26.39%	27.07%	n/a		28.91%	48.61%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.77%		2.77%		2.92%	2.92%	n/a		3.06%	2.645%

Period ended December 31, 2008

Unit Value	$14.291823		$9.000976	$13.075035	$4.752767		$4.118907		$6.086256	$5.643363	n/a		$7.240302	$4.421985
Total Return *	-41.86	%***	-41.10%	-40.06%	-23.20	%***	-47.23	%***	-37.97%	-42.33%	n/a		-31.85%	-55.11%
Ratio of Expenses **	2.92%		3.45%	2.92%	2.67%		2.47%		2.92%	2.92%	n/a		3.06%	2.645%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**   Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/DFA U.S. Core Equity Portfolio		JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio		JNL/Eastspring Investments China-India Portfolio		JNL/Franklin Templeton Founding Strategy Portfolio		JNL/Franklin Templeton Global Growth Portfolio		JNL/Franklin Templeton Global Multisector Bond Portfolio(a)		JNL/Franklin Templeton Income Portfolio		JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$29.737379		$19.712406		$31.984710	$9.092134		$7.629376		$9.857235		$8.932659		$11.736107		$12.482631		$8.667349
Total Return *	15.62	%***	1.42	%***	8.78%	6.96	%***	3.02	%***	14.57%		20.60%		3.09	%***	10.86%		17.64	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	1.00%		1.00%		1.20%		1.20%		1.00%		1.20%		1.00%

Period ended December 31, 2011

Unit Value	$25.507270		$17.247755		$28.409569	$7.418200		$6.177716		$8.603731		$7.407117		$10.053056		$11.260011		$6.823433
Total Return *	-5.69%		-1.92%		-3.38%	-22.17%		-28.78%		-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.20%		1.20%		1.40%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$27.046552		$17.585979		$29.402331	$9.531443		$8.674606		$8.810426		$7.966199		n/a		$11.114211		$8.065387
Total Return *	10.39%		10.63%		34.17%	17.92%		15.47%		9.02%		5.74%		n/a		11.22%		19.11%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$24.501862		$15.895750		$21.915024	$8.082935		$7.512174		$8.081629		$7.533953		n/a		$9.992628		$6.771385
Total Return *	36.51%		32.37%		34.00%	1.99	%***	12.28	%***	28.52%		29.21%		n/a		4.97	%***	0.84	%***
Ratio of Expenses **	1.25%		1.10%		1.10%	1.25%		1.25%		1.25%		1.25%		n/a		1.20%		1.20%

Period ended December 31, 2008

Unit Value	$17.948440		$12.009007		$16.353961	$4.820984		$4.168903		$6.288338		$5.830781		n/a		$7.598687		$4.484082
Total Return *	-43.20%		-39.70%		-38.96%	-48.71	%***	-46.57	%***	-36.93%		-41.36%		n/a		-30.61%		-54.52%
Ratio of Expenses **	1.25%		1.10%		1.10%	1.35%		1.35%		1.25%		1.25%		n/a		1.25%		1.35%

*    Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**    Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/DFA U.S. Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Eastspring Investments Asia ex-Japan Portfolio	JNL/Eastspring Investments China-India Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$11,953	$9,008	$46,089	$11,645	$26,375	$71,831	$15,856	$11,176	$85,711	$13,432
Units Outstanding (in thousands)	468	512	1,576	1,320	3,568	7,459	1,813	959	7,036	1,599
Investment Income Ratio *	1.19%	0.89%	0.00%	0.68%	0.78%	2.20%	1.55%	0.34%	4.68%	1.63%

Period ended December 31, 2011

Net Assets (in thousands)	$10,792	$7,533	$38,957	$7,751	$19,522	$61,514	$12,114	$-	$67,216	$8,741
Units Outstanding (in thousands)	491	482	1,490	1,060	3,207	7,295	1,665	-	6,100	1,302
Investment Income Ratio *	0.94%	0.58%	0.00%	0.46%	0.36%	1.48%	0.96%	0.00%	4.18%	1.46%

Period ended December 31, 2010

Net Assets (in thousands)	$11,063	$5,550	$29,936	$9,193	$21,618	$57,185	$9,349	n/a	$53,897	$8,311
Units Outstanding (in thousands)	482	354	1,107	975	2,520	6,588	1,188	n/a	4,941	1,044
Investment Income Ratio *	0.73%	0.32%	0.23%	0.13%	0.00%	3.14%	1.55%	n/a	4.20%	1.29%

Period ended December 31, 2009

Net Assets (in thousands)	$8,855	$4,315	$10,264	$5,941	$16,155	$41,621	$5,832	n/a	$34,693	$5,539
Units Outstanding (in thousands)	446	328	521	741	2,160	5,214	782	n/a	3,531	826
Investment Income Ratio *	1.86%	1.31%	0.00%	0.01%	0.00%	0.07%	2.26%	n/a	7.00%	2.36%

Period ended December 31, 2008

Net Assets (in thousands)	$4,641	$2,152	$4,286	$497	$1,081	$26,679	$3,094	n/a	$23,604	$709
Units Outstanding (in thousands)	347	235	299	104	259	4,280	535	n/a	3,144	159
Investment Income Ratio *	0.00%	2.51%	0.00%	1.70%	0.00%	1.39%	0.02%	n/a	0.09%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$8.521104	$12.631682	$18.268639	$14.032145		$12.464803	$8.295683		$12.877546	$13.120420	$9.560387	$13.724219
Total Return *	10.78%	14.23%	4.26%	16.71%		14.45%	16.27%		24.44%	12.26%	8.07%	13.50%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2011

Unit Value	$7.691597	$11.058315	$17.522972	$12.023017		$10.891241	$7.134821		$10.348752	$11.687458	$8.846506	$12.091397
Total Return *	-3.16%	-5.52%	2.82%	-7.31%		-9.35%	-13.10%		-9.08%	-9.68%	-10.33%	-4.84%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2010

Unit Value	$7.942977	$11.704333	$17.043066	$12.970732		$12.014464	$8.210392		$11.382358	$12.940614	$9.866017	$12.706377
Total Return *	8.64%	23.18%	4.13%	-1.70	%***	20.65%	1.33	%***	13.62%	8.92%	12.80%	21.75%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.81%		3.06%	2.81%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2009

Unit Value	$7.311457	$9.501581	$16.366352	$11.542313		$9.958343	$7.830309		$10.018332	$11.880546	$8.746244	$10.436552
Total Return *	23.54%	29.77%	10.45%	9.49	%***	28.66%	22.16	%***	28.54%	32.86%	19.42%	30.03%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.56%		3.06%	2.56%		3.06%	3.06%	4.00%	3.60%

Period ended December 31, 2008

Unit Value	$5.918448	$7.322015	$14.817905	$9.627208		$7.740295	$6.443505		$7.794000	$8.941970	$7.324091	$8.026065
Total Return *	-39.47%	-35.05%	-8.25%	1.68	%***	-38.02%	-39.20%		-37.64%	-42.72%	-40.11%	-41.86%
Ratio of Expenses **	2.56%	2.92%	3.30%	2.32%		3.06%	2.46%		3.06%	3.06%	4.00%	3.60%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio		JNL/Franklin Templeton Small Cap Value Portfolio		JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)		JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio		JNL/Invesco Global Real Estate Portfolio		JNL/Invesco International Growth Portfolio		JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$9.240017		$14.633484		$26.929413	$15.246170		$14.374973		$9.131280		$15.254481		$18.868951		$13.219647	$18.350522
Total Return *	12.30%		11.16	%***	6.58%	13.03	%***	16.60%		18.16%		16.75	%***	8.78	%***	11.26%	7.02	%***
Ratio of Expenses **	1.20%		1.00%		1.10%	0.85%		1.20%		1.20%		0.85%		1.00%		1.10%	1.00%

Period ended December 31, 2011

Unit Value	$8.227627		$12.358621		$25.266640	$12.665430		$12.328155		$7.727713		$11.713852		$15.926058		$11.881918	$15.356308
Total Return *	-1.84%		-9.55	%***	5.10%	-5.81%		-7.65%		-11.69%		-7.38	%***	-7.99%		-7.70%	-2.58%
Ratio of Expenses **	1.20%		1.25%		1.10%	1.20%		1.20%		1.20%		1.20%		1.20%		1.10%	1.25%

Period ended December 31, 2010

Unit Value	$8.382027		$12.792624		$24.041331	$13.446113		$13.349617		$8.751043		$12.611990		$17.309587		$12.873477	$15.763517
Total Return *	10.12%		25.14%		6.45%	3.93	%***	22.91%		7.40%		15.68%		10.97%		16.12%	24.64%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.20%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2009

Unit Value	$7.611388		$10.222878		$22.584355	$11.702888		$10.861081		$8.148045		$10.902034		$15.598755		$11.086130	$12.646845
Total Return *	25.23%		31.81%		12.91%	21.28%		2.03	%***	23.37%		30.89%		35.36%		22.93%	33.13%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.20%		1.20%		1.25%		1.20%		1.10%	1.25%

Period ended December 31, 2008

Unit Value	$6.077994		$7.755973		$20.002660	$9.649295		$8.241286		$6.604318		$8.329075		$11.524130		$9.018126	$9.499926
Total Return *	-34.06	%***	-34.03%		-6.21%	7.15	%***	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%	-40.48%
Ratio of Expenses **	1.20%		1.35%		1.10%	1.35%		1.35%		1.20%		1.25%		1.20%		1.10%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(a)	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$28,473	$22,557	$41,804	$17,700	$26,407	$6,831	$36,326	$23,664	$21,018	$15,231
Units Outstanding (in thousands)	3,145	1,615	1,701	1,197	1,891	765	2,520	1,405	1,678	887
Investment Income Ratio *	1.55%	0.27%	2.46%	0.00%	1.18%	0.39%	0.78%	1.73%	0.00%	0.00%

Period ended December 31, 2011

Net Assets (in thousands)	$22,395	$16,217	$30,199	$17,233	$22,894	$5,277	$19,221	$18,854	$16,200	$10,988
Units Outstanding (in thousands)	2,771	1,345	1,310	1,378	1,902	696	1,688	1,283	1,433	743
Investment Income Ratio *	2.62%	0.32%	2.07%	5.19%	0.86%	0.12%	2.67%	0.71%	0.16%	0.00%

Period ended December 31, 2010

Net Assets (in thousands)	$17,073	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781	$9,681
Units Outstanding (in thousands)	2,069	1,038	1,084	1,087	914	650	1,354	1,181	1,124	637
Investment Income Ratio *	0.03%	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$10,152	$5,783	$18,061	$3,676	$5,694	$3,506	$9,829	$16,218	$9,404	$6,353
Units Outstanding (in thousands)	1,351	574	886	316	536	436	919	1,140	892	522
Investment Income Ratio *	4.44%	0.99%	4.89%	0.22%	1.33%	0.97%	3.02%	2.22%	0.31%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$5,576	$2,371	$14,518	$90	$2,680	$1,601	$4,718	$9,437	$5,553	$2,303
Units Outstanding (in thousands)	925	310	825	9	331	245	577	906	650	254
Investment Income Ratio *	0.00%	1.14%	3.90%	0.00%	0.99%	0.00%	2.10%	0.45%	0.15%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.314614		$9.288562	$20.131128	$13.368705	$12.416942	$14.354642	$13.050297		$11.881228		$9.054294	$14.435226
Total Return *	14.00%		12.92%	12.89%	-0.43%	18.51%	3.90%	5.27%		11.97%		13.13%	14.31%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2011

Unit Value	$9.925279		$8.225484	$17.832882	$13.426724	$10.477346	$13.815382	$12.396903		$10.610784		$8.003769	$12.628671
Total Return *	-10.05%		-16.00%	-8.60%	5.54%	-20.22%	-9.01%	-14.03%		-13.80%		-4.47%	5.75%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2010

Unit Value	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006	$15.183516	$14.419391		$12.310144		$8.378355	$11.942160
Total Return *	5.25	%***	3.71%	21.98%	3.13%	18.23%	18.69%	20.95	%***	10.48%		13.59%	19.32%
Ratio of Expenses **	2.81%		3.67%	2.92%	4.00%	3.06%	3.62%	2.46%		2.45%		2.47%	2.92%

Period ended December 31, 2009

Unit Value	$10.346684		$9.442039	$15.994559	$12.335502	$11.107627	$12.792119	$12.027677		$11.142480		$7.375850	$10.008869
Total Return *	-0.34	%***	25.48%	38.84%	-0.37%	66.56%	34.69%	2.20	%***	52.64	%***	21.55%	48.54%
Ratio of Expenses **	2.37%		3.67%	2.92%	4.00%	3.06%	3.62%	2.32%		2.45%		2.47%	2.92%

Period ended December 31, 2008

Unit Value	n/a		$7.524892	$11.519886	$12.381527	$6.668671	$9.497574	$8.387379		$8.317768		$6.068298	$6.738050
Total Return *	n/a		-46.49%	-46.04%	2.36%	-51.55%	-41.13%	3.40	%***	12.15	%***	-37.80%	-37.09%
Ratio of Expenses **	n/a		3.67%	2.92%	4.00%	3.06%	3.62%	1.65%		2.00%		2.47%	2.92%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio		JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)		JNL/M&G Global Leaders Portfolio(a)		JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.001718		$13.600982	$28.245166		$21.902507	$14.245087		$20.863336	$13.765150		$12.500932		$9.702499	$18.209120
Total Return *	2.38	%***	15.87%	2.12	%***	2.40%	6.77	%***	6.56%	3.05	%***	13.33%		14.52%	15.04	%***
Ratio of Expenses **	1.00%		1.10%	1.00%		1.20%	1.00%		1.10%	1.20%		1.25%		1.25%	1.20%

Period ended December 31, 2011

Unit Value	$10.292229		$11.737899	$23.739928		$21.388486	$11.641544		$19.578498	$12.850625		$11.030677		$8.472480	$15.560870
Total Return *	-8.59	%***	-13.82%	-7.01	%***	8.53%	-18.73%		-6.69%	-13.07%		-2.30	%***	-3.31%	7.52%
Ratio of Expenses **	1.20%		1.10%	1.20%		1.20%	1.20%		1.10%	1.35%		1.25%		1.25%	1.25%

Period ended December 31, 2010

Unit Value	$11.238795		$13.619569	$25.333583		$19.708034	$14.324101		$20.983331	$14.782825		$12.613218		$8.762104	$14.471906
Total Return *	8.34%		6.41%	24.04%		6.06%	20.45%		21.72%	21.43%		11.70%		14.99%	21.33%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2009

Unit Value	$10.373870		$12.799740	$20.424376		$18.581407	$11.891765		$17.238509	$12.173516		$11.291894		$7.620194	$11.928181
Total Return *	4.38	%***	28.74%	41.18%		2.46%	2.85	%***	38.13%	45.03%		35.55%		23.04%	51.04%
Ratio of Expenses **	1.35%		1.10%	1.25%		1.20%	1.20%		1.10%	1.35%		1.35%		1.25%	1.25%

Period ended December 31, 2008

Unit Value	n/a		$9.942002	$14.466516		$18.135712	$6.998757		$12.480293	$8.393798		$8.330475		$6.193316	$7.897156
Total Return *	n/a		-45.10%	-45.13%		5.26%	-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%	-36.03%
Ratio of Expenses **	n/a		1.10%	1.25%		1.20%	1.25%		1.10%	1.35%		1.35%		1.25%	1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(a)	JNL/M&G Global Leaders Portfolio(a)	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$81,633	$21,942	$17,299	$41,937	$45,233	$15,967	$3,676	$2,504	$34,975	$32,852
Units Outstanding (in thousands)	6,936	1,733	731	2,069	3,301	831	271	204	3,665	1,913
Investment Income Ratio *	0.11%	4.83%	0.00%	2.28%	2.02%	0.27%	1.19%	1.13%	2.36%	2.37%

Period ended December 31, 2011

Net Assets (in thousands)	$53,309	$17,379	$19,639	$35,432	$41,161	$14,088	$2,556	$1,890	$31,010	$22,351
Units Outstanding (in thousands)	5,225	1,586	945	1,791	3,618	782	200	173	3,710	1,520
Investment Income Ratio *	0.16%	2.80%	0.00%	2.62%	1.04%	0.68%	0.22%	0.81%	1.48%	2.58%

Period ended December 31, 2010

Net Assets (in thousands)	$30,214	$18,237	$19,305	$24,533	$56,931	$13,800	$1,664	$1,297	$28,351	$26,660
Units Outstanding (in thousands)	2,696	1,432	884	1,349	4,060	716	113	103	3,273	1,941
Investment Income Ratio *	0.01%	2.40%	0.00%	3.28%	0.55%	0.53%	0.75%	0.48%	2.05%	3.13%

Period ended December 31, 2009

Net Assets (in thousands)	$4,687	$19,101	$15,041	$17,065	$30,651	$10,301	$616	$465	$21,284	$9,395
Units Outstanding (in thousands)	452	1,587	882	1,008	2,620	654	51	41	2,818	838
Investment Income Ratio *	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%	0.61%	1.25%	4.74%	3.81%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$14,626	$3,832	$14,559	$7,602	$7,070	$22	$38	$11,357	$11,781
Units Outstanding (in thousands)	n/a	1,560	397	896	1,100	619	3	5	1,845	1,607
Investment Income Ratio *	n/a	2.14%	0.00%	2.39%	0.68%	1.32%	0.00%	0.18%	1.06%	4.52%

*
 These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.037020	$5.059207	$10.936346	$7.085946	$10.046457		$10.327566		$11.268651		$6.565716	$9.801287		$11.173519
Total Return *	-0.28%	16.70%	19.10%	8.27%	-0.09	%***	11.21	%***	6.00%		22.26%	-4.15%		14.33%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	2.56%		2.46%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2011

Unit Value	$11.068043	$4.335113	$9.182378	$6.544599	n/a		$9.041881		$10.631165		$5.370175	$10.225383		$9.773195
Total Return *	3.15%	-6.10%	2.78%	2.74%	n/a		-0.09	%***	-9.60%		-15.54%	0.52%		6.95%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		1.82%		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2010

Unit Value	$10.730476	$4.616627	$8.933898	$6.370230	n/a		n/a		$11.760139		$6.358391	$10.172833		$9.138311
Total Return *	1.91%	18.84%	18.42%	8.82%	n/a		n/a		-0.35%		10.02%	3.21	%***	0.18%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.32%		3.62%

Period ended December 31, 2009

Unit Value	$10.529872	$3.884787	$7.544110	$5.853775	n/a		n/a		$11.801059		$5.779211	$9.824164		$9.121715
Total Return *	1.78%	21.81%	28.44%	16.79%	n/a		n/a		37.60%		15.00%	-2.35	%***	16.67%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	2.21%		3.62%

Period ended December 31, 2008

Unit Value	$10.345302	$3.189306	$5.873650	$5.012113	n/a		n/a		$8.576221		$5.025586	n/a		$7.818485
Total Return *	-0.19%	-41.46%	-33.72%	-50.82%	n/a		n/a		16.18	%***	-52.15%	n/a		-25.93%
Ratio of Expenses **	3.82%	3.06%	3.595%	2.92%	n/a		n/a		2.46%		3.10%	n/a		3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio		JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio		JNL/MCM Dow Dividend Portfolio		JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)		JNL/MCM Emerging Markets Index Portfolio(c)		JNL/MCM European 30 Portfolio(a)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global Alpha Portfolio(b)		JNL/MCM Healthcare Sector Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.031760		$6.681594		$15.518465		$7.985981		$10.128567		$10.531884		$11.860954		$8.482107		$10.282229		$15.909183
Total Return *	-0.04	%***	-0.81	%***	0.76	%***	10.16%		6.40	%***	0.73	%***	7.29%		24.61%		-0.24	%***	-1.98	%***
Ratio of Expenses **	1.00%		1.00%		1.00%		1.20%		1.35%		1.00%		1.25%		1.20%		0.85%		1.00%

Period ended December 31, 2011

Unit Value	$14.509875		$5.437031		$12.304904		$7.249745		n/a		$9.038785		$11.055224		$6.806673		$10.451281		$13.145097
Total Return *	5.98%		-4.39%		5.21%		1.46	%***	n/a		-0.03	%***	-8.50%		-13.93%		1.51%		9.50%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.20%		n/a		1.35%		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2010

Unit Value	$13.690850		$5.686513		$11.695318		$6.919764		n/a		n/a		$12.082548		$7.907944		$10.296112		$12.004152
Total Return *	4.72%		21.01%		21.23%		10.66%		n/a		n/a		0.87%		12.13%		4.57%		2.59%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2009

Unit Value	$13.074377		$4.699190		$9.647037		$6.253416		n/a		n/a		$11.978916		$7.052330		$9.845736		$11.701635
Total Return *	4.59%		24.03%		31.49%		18.76%		n/a		n/a		14.71	%***	17.20%		-0.82	%***	19.47%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.25%		1.20%		1.35%		1.25%

Period ended December 31, 2008

Unit Value	$12.500500		$3.788673		$7.336631		$5.265477		n/a		n/a		$8.598569		$6.017266		n/a		$9.794926
Total Return *	2.56%		-40.39%		-32.14%		-49.99%		n/a		n/a		9.77	%***	-45.11	%***	n/a		-24.16%
Ratio of Expenses **	1.10%		1.25%		1.25%		1.25%		n/a		n/a		1.35%		1.20%		n/a		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM Dow Jones U.S. Contrarian Opportunities Index Portfolio(d)	JNL/MCM Emerging Markets Index Portfolio(c)	JNL/MCM European 30 Portfolio(a)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(b)	JNL/MCM Healthcare Sector Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$32,939	$10,005	$12,972	$29,352	$433	$8,491	$1,887	$19,350	$2,444	$27,339
Units Outstanding (in thousands)	2,345	1,611	906	3,783	43	812	161	2,433	242	1,865
Investment Income Ratio *	2.34%	3.49%	0.57%	3.04%	0.00%	0.04%	3.62%	1.05%	0.00%	0.88%

Period ended December 31, 2011

Net Assets (in thousands)	$28,141	$6,054	$5,465	$21,637	n/a	$113	$1,492	$9,654	$2,092	$18,150
Units Outstanding (in thousands)	2,044	1,182	463	3,067	n/a	13	137	1,509	201	1,449
Investment Income Ratio *	3.03%	3.27%	0.56%	3.16%	n/a	0.00%	2.08%	0.69%	0.95%	0.94%

Period ended December 31, 2010

Net Assets (in thousands)	$22,461	$4,063	$3,220	$17,318	n/a	n/a	$1,306	$9,304	$917	$11,108
Units Outstanding (in thousands)	1,725	746	287	2,558	n/a	n/a	109	1,247	89	971
Investment Income Ratio *	2.69%	3.28%	0.49%	3.09%	n/a	n/a	0.07%	1.31%	0.00%	1.16%

Period ended December 31, 2009

Net Assets (in thousands)	$18,998	$1,568	$1,673	$13,360	n/a	n/a	$930	$6,988	$114	$8,822
Units Outstanding (in thousands)	1,527	346	182	2,177	n/a	n/a	78	1,049	12	793
Investment Income Ratio *	2.67%	4.72%	0.66%	7.65%	n/a	n/a	6.05%	1.90%	0.00%	1.48%

Period ended December 31, 2008

Net Assets (in thousands)	$19,683	$1,047	$1,088	$9,598	n/a	n/a	$23	$3,204	n/a	$8,686
Units Outstanding (in thousands)	1,652	285	155	1,851	n/a	n/a	3	566	n/a	937
Investment Income Ratio *	4.16%	3.49%	0.37%	0.39%	n/a	n/a	0.59%	1.69%	n/a	1.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.
(b)	Commencement of operations September 28, 2009.
(c)	Commencement of operations August 29, 2011.
(d)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.732936		$11.954577	$10.687935	$8.793140	$11.932755	$6.443828	$24.570833	$13.152889		$10.092357		$14.480131
Total Return *	10.92%		13.58%	14.13%	10.98%	16.32%	8.80%	0.58%	8.96%		8.55%		12.84%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2011

Unit Value	$8.774960		$10.525030	$9.364430	$7.923453	$10.258367	$5.922364	$24.429425	$12.071817		$9.297026		$12.832940
Total Return *	-4.68	%***	-15.54%	-5.30%	-12.46%	-0.84%	-25.82%	-0.44%	-4.55%		2.13	%***	-5.80%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2010

Unit Value	$9.205757		$12.461897	$9.888075	$9.050921	$10.345784	$7.983385	$24.537470	$12.646784		$9.103383		$13.623110
Total Return *	12.70%		2.81%	13.24%	10.36%	13.94%	-0.37%	14.82%	2.81	%***	13.46%		21.12%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.77%		2.695%		3.82%

Period ended December 31, 2009

Unit Value	$8.168040		$12.121486	$8.732037	$8.200923	$9.079936	$8.013086	$21.371032	$11.581197		$8.023137		$11.247860
Total Return *	21.83%		24.44%	20.03%	33.72%	30.38%	32.54%	15.76%	-1.43	%***	15.68%		32.86%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	2.32%		2.695%		3.82%

Period ended December 31, 2008

Unit Value	$6.704217		$9.741185	$7.274603	$6.132935	$6.964356	$6.045943	$18.461967	$9.557205		$6.935855		$8.465989
Total Return *	-31.73%		-45.06%	-44.44%	-47.65%	-43.14%	-47.32%	-40.10%	15.95	%***	-26.69	%***	-39.92%
Ratio of Expenses **	2.695%		3.82%	3.36%	2.95%	2.82%	2.61%	3.67%	1.90%		2.695%		3.82%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio		JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio		JNL/MCM NYSE International 25 Portfolio		JNL/MCM Oil & Gas Sector Portfolio		JNL/MCM Pacific Rim 30 Portfolio(a)		JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.504460	$16.283294		$12.770439	$9.881606		$13.863086		$6.961858		$35.236162		$14.176473		$11.040021	$19.723854
Total Return *	12.42%	2.01	%***	16.63%	12.94%		-1.45	%***	10.33%		-3.63	%***	0.31	%***	10.03%	3.32	%***
Ratio of Expenses **	1.35%	1.00%		1.20%	1.20%		1.00%		1.25%		1.00%		1.00%		1.35%	1.00%

Period ended December 31, 2011

Unit Value	$9.343671	$13.662299		$10.949320	$8.749376		$11.534623		$6.309939		$33.267572		$12.679823		$10.033768	$16.658478
Total Return *	-3.39%	-13.31%		-3.23%	-10.92%		0.77%		-24.80%		2.04%		-3.09%		3.51%	-3.31%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2010

Unit Value	$9.671778	$15.759270		$11.315208	$9.821450		$11.446489		$8.391196		$32.601597		$13.084010		$9.693872	$17.228089
Total Return *	14.23%	5.54%		15.71%	12.31%		15.80%		0.99%		17.69%		11.49%		15.00%	24.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2009

Unit Value	$8.466867	$14.932353		$9.778792	$8.744697		$9.884589		$8.309309		$27.701731		$11.735522		$8.429408	$13.856434
Total Return *	23.48%	27.74%		22.66%	36.08%		32.51%		-9.47	%***	18.65%		6.47	%***	17.24%	36.39%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.25%		1.20%		1.25%		1.35%	1.20%

Period ended December 31, 2008

Unit Value	$6.856637	$11.689743		$7.972541	$6.426124		$7.459688		$6.174597		$23.347075		$9.563759		$7.189709	$10.159610
Total Return *	-30.81%	-43.60%		-43.22%	-39.81	%***	-33.11	%***	-46.66%		-38.60%		7.51	%***	-33.63%	-38.33%
Ratio of Expenses **	1.35%	1.20%		1.20%	1.20%		1.20%		1.35%		1.20%		1.60%		1.35%	1.20%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(a)	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$50,449	$36,273	$229,094	$31,818	$14,651	$5,791	$46,921	$4,074	$2,337	$40,766
Units Outstanding (in thousands)	4,879	2,387	18,622	3,322	1,112	854	1,450	294	215	2,206
Investment Income Ratio *	1.50%	2.69%	2.89%	2.82%	0.27%	3.86%	1.13%	1.92%	0.48%	1.00%

Period ended December 31, 2011

Net Assets (in thousands)	$42,884	$31,357	$224,788	$30,661	$6,906	$5,244	$40,885	$3,212	$2,306	$35,429
Units Outstanding (in thousands)	4,652	2,402	21,250	3,601	620	850	1,302	256	233	2,218
Investment Income Ratio *	1.11%	2.64%	3.20%	1.89%	0.53%	2.39%	0.77%	1.44%	0.52%	0.63%

Period ended December 31, 2010

Net Assets (in thousands)	$29,867	$34,076	$255,347	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871
Units Outstanding (in thousands)	3,123	2,261	23,279	3,516	501	730	994	260	163	2,175
Investment Income Ratio *	1.02%	1.93%	2.06%	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%

Period ended December 31, 2009

Net Assets (in thousands)	$23,007	$32,115	$249,705	$26,986	$4,233	$5,157	$20,183	$850	$977	$24,246
Units Outstanding (in thousands)	2,742	2,238	26,219	3,139	441	629	772	73	118	1,820
Investment Income Ratio *	1.37%	2.70%	3.68%	2.95%	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%

Period ended December 31, 2008

Net Assets (in thousands)	$4,148	$22,887	$219,942	$16,995	$2,841	$3,077	$13,205	$26	$6,139	$19,157
Units Outstanding (in thousands)	608	2,030	28,207	2,678	391	501	599	3	875	1,964
Investment Income Ratio *	1.32%	1.79%	2.19%	0.01%	0.03%	0.01%	0.58%	0.00%	0.00%	1.09%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.557977	$10.898391	$11.518951	$12.577766	$6.033679	$8.825143	$10.408229	$9.430240		$10.378186		$12.087946
Total Return *	11.04%	10.70%	12.06%	11.53%	7.83%	5.55%	8.75%	3.41	%***	4.46	%***	16.62%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	2.45%		2.31%		3.30%

Period ended December 31, 2011

Unit Value	$8.607958	$9.845349	$10.279034	$11.277101	$5.595727	$8.361326	$9.570563	n/a		n/a		$10.365544
Total Return *	-2.32%	-10.26%	-1.98%	-7.92%	-3.36%	-25.52%	-6.56%	n/a		n/a		-11.19%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2010

Unit Value	$8.812777	$10.970531	$10.486936	$12.246469	$5.790370	$11.226452	$10.242365	n/a		n/a		$11.671742
Total Return *	10.15%	17.43%	11.43%	21.59%	8.69%	18.41%	11.84%	n/a		n/a		11.63%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2009

Unit Value	$8.000841	$9.342505	$9.411601	$10.072059	$5.327626	$9.481303	$9.158067	n/a		n/a		$10.455341
Total Return *	21.25%	57.13%	1.43%	22.60%	58.82%	10.89%	20.21%	n/a		n/a		34.90%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

Period ended December 31, 2008

Unit Value	$6.598750	$5.945811	$9.279117	$8.215282	$3.354513	$8.549882	$7.618122	n/a		n/a		$7.750635
Total Return *	-39.98%	-32.15%	-42.04%	-37.37%	-45.15%	-49.18%	-44.51%	n/a		n/a		-42.78%
Ratio of Expenses **	3.82%	2.80%	3.36%	3.82%	3.10%	3.36%	3.06%	n/a		n/a		3.30%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio		JNL/MCM S&P SMid 60 Portfolio		JNL/MCM Select Small-Cap Portfolio		JNL/MCM Small Cap Index Portfolio		JNL/MCM Technology Sector Portfolio		JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)		JNL/Neuberger Berman Strategic Income Portfolio(a)		JNL/ Oppenheimer Global Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$13.018981		$12.068857		$15.419966		$17.132383		$8.007603		$10.544705	$12.082783	$9.500450		$10.445070		$15.626425
Total Return *	-1.54	%***	3.64	%***	14.52%		1.32	%***	-5.30	%***	7.86%	10.74%	3.94	%***	0.81	%***	19.22%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.20%	1.25%	1.35%		1.35%		1.10%

Period ended December 31, 2011

Unit Value	$11.285867		$10.583722		$13.465318		$14.638349		$7.052998		$9.776439	$10.910497	n/a		n/a		$13.107449
Total Return *	0.36%		-8.86%		0.15%		-5.48%		-1.56%		-23.90%	-4.86%	n/a		n/a		-9.22%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2010

Unit Value	$11.245180		$11.612498		$13.444909		$15.486630		$7.164897		$12.846735	$11.467586	n/a		n/a		$14.438869
Total Return *	13.19%		19.26%		13.86%		24.82%		10.71%		20.99%	13.88%	n/a		n/a		14.12%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2009

Unit Value	$9.935174		$9.737114		$11.808406		$12.407508		$6.471498		$10.617842	$10.069636	n/a		n/a		$12.652627
Total Return *	24.59%		21.01	%***	4.40	%***	25.86%		61.78%		13.32%	22.41%	n/a		n/a		37.90%
Ratio of Expenses **	1.10%		1.25%		1.20%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

Period ended December 31, 2008

Unit Value	$7.974214		$6.091650		$11.339771		$9.858535		$4.000061		$9.370137	$8.226249	n/a		n/a		$9.175389
Total Return *	-38.32%		-31.15%		-40.80%		-35.71%		-44.12%		-48.07%	-43.50%	n/a		n/a		-41.51%
Ratio of Expenses **	1.10%		1.35%		1.25%		1.20%		1.25%		1.20%	1.25%	n/a		n/a		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/Morgan Stanley Mid Cap Growth Portfolio(a)	JNL/Neuberger Berman Strategic Income Portfolio(a)	JNL/ Oppenheimer Global Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$123,527	$6,871	$8,647	$34,922	$32,856	$23,652	$12,771	$702	$3,680	$32,152
Units Outstanding (in thousands)	10,096	590	591	2,178	4,470	2,333	1,095	74	353	2,182
Investment Income Ratio *	1.66%	0.67%	0.16%	1.66%	0.28%	0.06%	2.13%	0.76%	0.00%	1.06%

Period ended December 31, 2011

Net Assets (in thousands)	$95,155	$11,333	$7,412	$29,344	$20,787	$29,159	$11,393	n/a	n/a	$25,541
Units Outstanding (in thousands)	8,847	1,090	583	2,094	3,099	3,089	1,080	n/a	n/a	2,059
Investment Income Ratio *	2.17%	0.75%	1.09%	0.78%	0.18%	0.00%	1.36%	n/a	n/a	0.64%

Period ended December 31, 2010

Net Assets (in thousands)	$65,928	$11,167	$8,068	$31,066	$19,317	$31,854	$11,905	n/a	n/a	$21,462
Units Outstanding (in thousands)	6,112	977	639	2,092	2,843	2,564	1,069	n/a	n/a	1,570
Investment Income Ratio *	1.42%	0.09%	0.52%	0.65%	0.14%	0.59%	2.35%	n/a	n/a	0.84%

Period ended December 31, 2009

Net Assets (in thousands)	$45,164	$9,384	$6,319	$25,412	$20,520	$29,692	$11,754	n/a	n/a	$15,773
Units Outstanding (in thousands)	4,736	976	572	2,128	3,339	2,880	1,196	n/a	n/a	1,314
Investment Income Ratio *	1.67%	1.10%	1.07%	0.82%	0.12%	0.13%	1.81%	n/a	n/a	1.61%

Period ended December 31, 2008

Net Assets (in thousands)	$25,662	$4,163	$4,986	$18,450	$2,878	$33,476	$10,219	n/a	n/a	$9,571
Units Outstanding (in thousands)	3,354	689	473	1,941	758	3,670	1,268	n/a	n/a	1,098
Investment Income Ratio *	1.57%	0.03%	0.29%	1.38%	0.02%	0.32%	1.51%	n/a	n/a	1.38%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations April 30, 2012.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$13.725632		$13.745677	$10.264129		$14.539145	$10.287545		$10.532033		$13.171132	$10.076497		$11.610352		$12.843302
Total Return *	5.30%		3.84%	2.69	%***	13.22%	13.24%		16.65%		11.54%	26.89%		12.84%		13.60%
Ratio of Expenses **	2.92%		4.00%	2.81%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2011

Unit Value	$13.034508		$13.237441	$9.813265		$12.840972	$9.084554		$9.028677		$11.808634	$7.941350		$10.288829		$11.305556
Total Return *	8.51%		0.73%	3.29	%***	1.52%	-9.93%		-10.34%		-8.62%	-20.08%		2.80%		7.68%
Ratio of Expenses **	2.92%		4.00%	2.595%		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2010

Unit Value	$12.012545		$13.141741	n/a		$12.648094	$10.086549		$10.070203		$12.922995	$9.937014		$10.008757		$10.499543
Total Return *	4.62%		3.35%	n/a		12.15%	14.61	%***	24.48%		13.28%	23.05	%***	10.49	%***	9.71%
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.77%		2.56%		3.62%	2.62%		2.95%		2.62%

Period ended December 31, 2009

Unit Value	$11.481733		$12.715484	n/a		$11.278177	$8.032651		$8.089606		$11.407772	$8.083713		$9.084017		$9.570035
Total Return *	13.87%		10.93%	n/a		41.89%	43.66%		30.59%		39.44%	27.38	%***	37.90%		19.06	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.56%		2.82%		2.62%

Period ended December 31, 2008

Unit Value	$10.083121		$11.462899	n/a		$7.948482	$5.591445		$6.194830		$8.181282	$5.911761		$6.587250		$6.824072
Total Return *	-8.65	%***	-3.54%	n/a		-32.84%	-47.33	%***	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***
Ratio of Expenses **	2.92%		4.00%	n/a		3.06%	2.56%		2.56%		3.62%	2.32%		2.82%		2.46%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio		JNL/PIMCO Total Return Bond Portfolio		JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio		JNL/ PPM America Mid Cap Value Portfolio(a)		JNL/ PPM America Small Cap Value Portfolio(a)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)		JNL/S&P 4 Portfolio		JNL/S&P Competitive Advantage Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$15.388594		$21.452391		$10.642622		$19.736528		$11.190626		$11.234940		$20.023195	$10.861067		$12.819083		$13.769500
Total Return *	6.33	%***	0.53	%***	1.40	%***	10.16	%***	6.15	%***	18.25	%***	14.22%	20.39	%***	-0.52	%***	15.17%
Ratio of Expenses **	1.00%		1.00%		1.00%		1.00%		1.00%		1.20%		1.25%	0.85%		1.00%		1.25%

Period ended December 31, 2011

Unit Value	$14.193702		$19.772736		$9.950207		$16.850240		$9.581893		$9.483068		$17.530227	$8.301161		$11.049760		$11.955476
Total Return *	10.38%		3.68%		-0.95	%***	3.53%		-8.65%		-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.10%		1.35%		1.25%		1.25%	1.25%		1.20%		1.25%

Period ended December 31, 2010

Unit Value	$12.858377		$19.070164		n/a		$16.275861		$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490
Total Return *	6.44%		6.39%		n/a		14.37%		27.84%		26.00%		16.00%	24.62%		12.44%		11.23%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2009

Unit Value	$12.080609		$17.924159		n/a		$14.231312		$8.204833		$8.262864		$16.152117	$8.203565		$9.394582		$9.846991
Total Return *	-1.16	%***	14.19%		n/a		44.70%		45.41%		32.18%		42.78%	38.45%		-1.36	%***	42.43%
Ratio of Expenses **	1.20%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.20%		1.25%

Period ended December 31, 2008

Unit Value	$10.418261		$15.696593		n/a		$9.834823		$5.642615		$6.251399		$11.312423	$5.925490		$6.699490		$6.913687
Total Return *	-4.93%		-0.70%		n/a		-31.51%		-47.13	%***	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%
Ratio of Expenses **	1.25%		1.10%		n/a		1.10%		1.35%		1.35%		1.25%	1.35%		1.25%		1.25%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(a)	JNL/ PPM America Small Cap Value Portfolio(a)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(b)	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$111,530	$259,261	$14,170	$71,646	$5,314	$4,598	$5,003	$12,552	$67,214	$14,021
Units Outstanding (in thousands)	7,508	13,242	1,348	4,004	488	415	320	1,191	5,399	1,035
Investment Income Ratio *	2.07%	2.12%	3.29%	5.98%	0.36%	1.08%	1.38%	0.00%	1.88%	0.69%

Period ended December 31, 2011

Net Assets (in thousands)	$76,215	$191,091	$5,808	$49,959	$3,700	$3,097	$4,165	$9,423	$53,136	$3,763
Units Outstanding (in thousands)	5,478	10,425	586	3,231	390	330	320	1,150	4,885	318
Investment Income Ratio *	0.99%	3.19%	0.00%	7.50%	0.13%	0.23%	1.12%	9.14%	4.77%	0.59%

Period ended December 31, 2010

Net Assets (in thousands)	$45,868	$155,396	n/a	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117
Units Outstanding (in thousands)	3,628	8,812	n/a	2,558	276	250	395	588	4,471	474
Investment Income Ratio *	1.65%	2.46%	n/a	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%

Period ended December 31, 2009

Net Assets (in thousands)	$27,003	$95,964	n/a	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377
Units Outstanding (in thousands)	2,267	5,847	n/a	2,221	94	95	299	202	3,785	1,169
Investment Income Ratio *	3.10%	3.55%	n/a	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%

Period ended December 31, 2008

Net Assets (in thousands)	$15,786	$39,877	n/a	$11,560	$188	$166	$2,063	$238	$9,167	$2,164
Units Outstanding (in thousands)	1,530	2,782	n/a	1,306	33	27	305	40	1,374	315
Investment Income Ratio *	1.75%	4.39%	n/a	8.74%	0.98%	0.49%	2.45%	0.99%	0.01%	1.26%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

(a)	Commencement of operations March 31, 2008.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$11.741770		$12.146108		$11.772322	$11.550775	$11.825962	$11.895904	$11.988953	$10.185716		$21.770550	$33.706054
Total Return *	9.89%		11.12%		11.88%	5.63%	11.17%	7.57%	9.68%	18.45%		14.16%	9.12%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2011

Unit Value	$10.684731		$10.930285		$10.522116	$10.934617	$10.637647	$11.058493	$10.930358	$8.599454		$19.069527	$30.888728
Total Return *	1.23	%***	3.74%		-8.03%	0.16%	-6.62%	-2.19%	-4.77%	-8.01%		-5.04%	-5.31%
Ratio of Expenses **	2.61%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2010

Unit Value	$9.769767		$10.535984		$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699		$20.082226	$32.621795
Total Return *	13.82	%***	11.41%		13.09%	5.57%	11.93%	7.95%	9.16%	3.18	%***	12.18%	22.85%
Ratio of Expenses **	2.56%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		4.00%	4.00%

Period ended December 31, 2009

Unit Value	$8.495170		$9.457344		$10.116666	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258		$17.901009	$26.554492
Total Return *	20.47%		52.93%		26.58%	10.26%	23.45%	15.05%	19.07%	39.41%		37.87%	41.08%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

Period ended December 31, 2008

Unit Value	$7.051872		$6.183952		$7.992469	$9.378612	$8.244253	$9.103785	$8.831129	$6.311926		$12.984192	$18.822510
Total Return *	-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	-34.62	%***	-45.09%	-42.97%
Ratio of Expenses **	2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		4.00%	4.00%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio		JNL/S&P Intrinsic Value Portfolio		JNL/ S&P Managed Aggressive Growth Portfolio		JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio		JNL/ S&P Managed Moderate Portfolio		JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio		JNL/T. Rowe Price Established Growth Portfolio		JNL/T. Rowe Price Mid-Cap Growth Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$12.613424		$13.040569		$16.448262		$13.309324		$17.017523		$13.866156		$17.123982		$11.053407		$36.952947		$56.214659
Total Return *	11.46%		12.69%		14.46%		7.47%		13.96%		9.60	%***	12.38%		1.63	%***	10.06	%***	12.34%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.20%		1.20%		1.20%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$11.316966		$11.572214		$14.370593		$12.383906		$14.933032		$12.606526		$15.237672		$9.164285		$30.892401		$50.039375
Total Return *	11.09	%***	-8.15	%***	-5.93	%***	1.89%		-4.29%		-0.41%		-2.44	%***	-6.57%		-2.26%		-2.53%
Ratio of Expenses **	1.20%		1.25%		1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.10%		1.10%

Period ended December 31, 2010

Unit Value	$10.141014		$10.967120		$15.182008		$12.153673		$15.602672		$12.658765		$15.521078		$9.808930		$31.605518		$51.340354
Total Return *	16.66%		12.86%		15.63%		7.40%		14.73%		9.92%		11.78%		8.71%		15.49%		26.46%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2009

Unit Value	$8.693155		$9.717690		$13.129751		$11.315908		$13.599063		$11.516303		$13.885882		$9.022914		$27.367367		$40.596956
Total Return *	21.81%		54.93%		29.42%		15.33	%***	1.53	%***	17.15%		21.92%		41.11%		41.92%		45.23%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.20%		1.20%		1.25%		1.25%		1.25%		1.10%		1.10%

Period ended December 31, 2008

Unit Value	$7.136553		$6.272336		$10.145138		$10.066931		$10.690473		$9.830150		$11.389116		$6.394459		$19.283022		$27.953583
Total Return *	-26.92%		-35.26	%***	-39.91%		-14.82%		-36.16%		-22.22%		-28.40%		-32.77	%***	-43.47%		-41.30%
Ratio of Expenses **	1.35%		1.35%		1.25%		1.25%		1.25%		1.25%		1.25%		1.25%		1.10%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$55,100	$13,731	$77,048	$146,424	$221,040	$236,192	$325,921	$5,496	$101,080	$95,965
Units Outstanding (in thousands)	4,453	1,071	5,056	11,378	13,768	17,574	20,148	506	3,156	1,902
Investment Income Ratio *	1.77%	0.78%	0.92%	2.50%	1.21%	1.85%	1.50%	1.07%	0.00%	0.21%

Period ended December 31, 2011

Net Assets (in thousands)	$28,048	$15,737	$67,978	$105,755	$184,728	$183,032	$257,461	$3,001	$66,027	$75,215
Units Outstanding (in thousands)	2,516	1,379	5,126	8,785	13,104	14,882	17,870	332	2,451	1,676
Investment Income Ratio *	1.83%	1.10%	0.64%	2.25%	0.71%	1.93%	1.64%	1.24%	0.00%	0.02%

Period ended December 31, 2010

Net Assets (in thousands)	$11,457	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	$1,933	$54,174	$68,198
Units Outstanding (in thousands)	1,136	414	4,957	7,441	11,485	11,837	14,293	199	2,000	1,490
Investment Income Ratio *	1.69%	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	1.09%	0.04%	0.19%

Period ended December 31, 2009

Net Assets (in thousands)	$3,914	$1,824	$53,254	$47,358	$122,493	$87,075	$129,482	$754	$38,909	$43,237
Units Outstanding (in thousands)	453	189	4,404	4,287	9,602	7,740	9,880	84	1,719	1,215
Investment Income Ratio *	0.04%	0.04%	2.48%	2.07%	2.27%	1.59%	0.83%	0.01%	0.32%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	$1,234	$214	$35,527	$29,567	$63,433	$43,694	$75,924	$4,842	$20,911	$20,335
Units Outstanding (in thousands)	173	34	3,829	2,996	6,345	4,548	7,111	762	1,395	868
Investment Income Ratio *	4.76%	2.56%	0.37%	4.28%	0.53%	3.86%	2.22%	4.10%	0.09%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2012

Unit Value	$9.694295		$12.707361		$21.357364	$22.649504	$9.392217	$17.682097
Total Return *	-0.40%		15.11%		7.39%	6.51%	-3.02%	12.20%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2011

Unit Value	$9.733370		$11.039639		$19.887664	$21.264551	$9.684774	$15.759197
Total Return *	-1.42%		-5.52	%***	-2.17%	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$9.873781		$11.685060		$20.329402	$21.280258	$9.984433	$16.682091
Total Return *	-1.10	%***	11.80%		9.40%	7.23%	-3.01%	9.65%
Ratio of Expenses **	2.81%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2009

Unit Value	$9.897810		$10.451914		$18.582853	$19.845416	$10.294710	$15.213383
Total Return *	4.03	%***	32.25%		30.89%	15.80%	-2.87%	19.57%
Ratio of Expenses **	2.72%		3.595%		2.95%	3.30%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$9.489982		$7.903368		$14.196883	$17.137028	$10.598972	$12.723152
Total Return *	-6.12	%***	-42.57%		-42.60%	-23.30%	-0.89%	-35.72%
Ratio of Expenses **	2.56%		3.595%		2.95%	3.30%	3.06%	3.62%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/UBS Large Cap Select Growth Portfolio		JNL/WMC Balanced Portfolio		JNL/WMC Money Market Portfolio		JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2012

Unit Value	$10.938309		$17.653107		$29.081001		$33.979116		$13.505871		$22.895903
Total Return *	-0.14	%***	10.65	%***	9.29%		-0.95	%***	-0.56	%***	15.07%
Ratio of Expenses **	1.00%		1.00%		1.20%		1.00%		1.00%		1.10%

Period ended December 31, 2011

Unit Value	$10.663490		$14.769881		$26.608782		$30.154336		$13.196508		$19.896804
Total Return *	0.17	%***	-3.14%		-0.45%		2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.20%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$10.620291		$15.249172		$26.729247		$29.551180		$13.354786		$20.539277
Total Return *	1.66%		14.62%		11.33%		9.51%		-1.19%		12.45%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$10.447023		$13.303769		$24.008993		$26.985943		$13.516004		$18.264828
Total Return *	6.30%		35.59%		33.21%		-0.06	%***	-1.05%		22.62%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.20%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$9.827941		$9.811921		$18.024075		$22.665125		$13.658998		$14.894958
Total Return *	-8.05	%***	-41.12%		-37.16	%***	-21.71%		0.97%		-34.07%
Ratio of Expenses **	1.25%		1.10%		1.20%		1.25%		1.20%		1.10%

*
Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for Portfolios with no assets at period end is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Portfolio of the Separate Account.

**
Annualized contract expenses of Portfolios of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/UBS Large Cap Select Growth Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2012

Net Assets (in thousands)	$31,283	$47,218	$24,075	$98,608	$45,026	$27,688
Units Outstanding (in thousands)	2,973	2,883	971	3,212	3,689	1,275
Investment Income Ratio *	1.07%	1.41%	0.15%	1.30%	0.00%	2.30%

Period ended December 31, 2011

Net Assets (in thousands)	$20,001	$35,098	$21,851	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	1,918	2,523	977	2,739	3,340	1,209
Investment Income Ratio *	1.24%	1.45%	0.33%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$13,770	$30,599	$20,025	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	1,320	2,126	909	2,045	2,031	984
Investment Income Ratio *	1.46%	1.04%	0.26%	1.44%	0.00%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$7,691	$24,491	$14,962	$30,956	$24,500	$13,294
Units Outstanding (in thousands)	749	1,943	800	1,261	1,961	760
Investment Income Ratio *	4.06%	1.66%	0.18%	3.09%	0.16%	1.79%

Period ended December 31, 2008

Net Assets (in thousands)	$3,960	$17,289	$6,682	$15,324	$34,271	$8,649
Units Outstanding (in thousands)	409	1,856	557	774	2,740	607
Investment Income Ratio *	4.34%	1.90%	0.00%	2.61%	2.12%	0.03%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Portfolio from the underlying Fund divided by the average net assets. In some instances, the investment income ratio may be rounded to 0.00% even though the Portfolio received dividend income from the underlying Fund.

KPMG LLP Aon Center Suite 5500 200 East Randolph Drive Chicago, IL 60601-6436

Report of Independent Registered Public Accounting Firm

The Board of Directors
Jackson National Life Insurance Company and
    Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agent of the underlying mutual fund and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within Jackson National Separate Account I as set forth herein as of December 31, 2012, the results of their operations for the year or period then ended, the changes in their  net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 6, 2013

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

APPENDIX B

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2012 and 2011

KPMG LLP
Aon Center
Suite 5500
200 East Randolph Drive
Chicago, IL 60601-6436

Independent Auditors’ Report

The Board of Directors and Stockholder
Jackson National Life Insurance Company of New York:

Report on the Financial Statements

We have audited the accompanying financial statements of Jackson National Life Insurance Company of New York (the Company), which comprise the balance sheets as of December 31, 2012 and 2011, and the related income statements, statements of comprehensive income, equity, and cash flows for the years then ended, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2012 and 2011, and the results of their operations and their cash flows for the years then ended in accordance with U.S. generally accepted accounting principles.

Emphasis of Matter

As discussed in Note 2 to the financial statements, in 2012 the Company has changed its method of accounting for the costs associated with acquiring or renewing insurance contracts due to the retrospective adoption of Accounting Standards Update (ASU) 2010-26: Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. Our opinion is not modified with respect to this matter.

Chicago, Illinois March 18, 2013
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2012	2011
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2012, $1,633,602; 2011, $1,554,182)	$1,810,458	$1,666,318
Trading securities, at fair value	647	573
Policy loans	301	269
Total investments	1,811,406	1,667,160
Cash and cash equivalents	105,956	73,287
Accrued investment income	16,726	17,222
Deferred acquisition costs	216,638	227,263
Deferred sales inducements	9,617	11,172
Receivable for securities sold	-	40,000
Reinsurance recoverable	56,079	77,210
Income taxes receivable from Parent	62,083	70,527
Receivable from Parent	426	285
Separate account assets	4,576,989	3,450,977
Total assets	$6,855,920	$5,635,103

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$108,456	$170,173
Deposits on investment contracts	1,556,001	1,518,169
Securities lending payable	9,622	2,540
Deferred income taxes, net	47,555	32,252
Other liabilities	30,648	18,523
Separate account liabilities	4,576,989	3,450,977
Total liabilities	6,329,271	5,192,634

Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net of
tax of $32,179 in 2012 and $16,030 in 2011	81,392	51,401
Retained earnings	187,257	133,068
Total stockholder's equity	526,649	442,469
Total liabilities and stockholder's equity	$6,855,920	$5,635,103

See accompanying Notes to Financial Statements.

2

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Income Statements
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Revenues
Fee income	$110,187	$86,921	$59,419
Premium, net of reinsurance	(7,371)	(7,769)	(7,855)
Net investment income	80,912	84,154	85,696
Net realized losses on investments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments included in
other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Other investment (losses) gains	(344)	860	(6,341)
Total net realized losses on investments	(2,509)	(1,203)	(16,046)
Other income	158	158	155
Total revenues	181,377	162,261	121,369
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(35,479)	68,914	6,114
Interest credited on deposit liabilities, net of deferrals	42,517	42,532	40,516
Operating costs and other expenses, net of deferrals	51,739	36,214	29,032
Amortization of deferred acquisition and sales inducement costs	51,019	6,702	20,903
Total benefits and expenses	109,796	154,362	96,565
Pretax income	71,581	7,899	24,804
Income tax expense (benefit)	17,392	(43)	5,138
Net income	$54,189	$7,942	$19,666

See accompanying Notes to Financial Statements.

3

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Comprehensive Income
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Net income	$54,189	$7,942	$19,666

Other comprehensive income, net of tax:
Net unrealized gains on securities not other-than-temporarily impaired (net of tax expense of: 2012 $17,564; 2011 $15,329; 2010 $15,381)	32,617	28,466	28,566

Net unrealized losses on other-than-temporarily impaired securities (net of tax benefit of: 2012 $1,416; 2011 $3,074; 2010 $2,119)	(2,629)	(5,708)	(3,934)

Reclassification adjustment for (losses) gains included in net income (net of tax expense (benefit) of: 2012 $1; 2011 $(342); 2010 $3,271)	3	(635)	6,074
Total other comprehensive income	29,991	22,123	30,706
Comprehensive income	$84,180	$30,065	$50,372

See accompanying Notes to Financial Statements.

4

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Equity
(In thousands)

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity
Balances as of December 31, 2009	$2,000	$256,000	$(1,428)	$105,460	$362,032
Net income	-	-	-	19,666	19,666
Change in unrealized investment gains, net of tax	-	-	30,706	-	30,706
Balances as of December 31, 2010	2,000	256,000	29,278	125,126	412,404

Net income	-	-	-	7,942	7,942
Change in unrealized investment gains, net of tax	-	-	22,123	-	22,123
Balances as of December 31, 2011	2,000	256,000	51,401	133,068	442,469

Net income	-	-	-	54,189	54,189
Change in unrealized investment gains, net of tax	-	-	29,991	-	29,991
Balances as of December 31, 2012	$2,000	$256,000	$81,392	$187,257	$526,649

See accompanying Notes to Financial Statements.

5

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$54,189	$7,942	$19,666
Adjustments to reconcile net income to net cash
provided by operating activities:
Net realized losses on investments	2,509	1,203	16,046
Interest credited on deposit liabilities, gross	42,625	42,814	40,921
Amortization of discount and premium on investments	(1,065)	(840)	459
Deferred income tax provision	(845)	(4,328)	(2,507)
Change in:
Accrued investment income	496	(699)	(966)
Deferred sales inducements and acquisition costs	(6,400)	(53,782)	(41,415)
Trading portfolio activity, net	(74)	(142)	1,710
Income taxes payable to (receivable from) Parent	8,444	(5,049)	(6,726)
Claims payable	(3,043)	7,071	5,454
Receivable from Parent	(141)	2,573	(1,214)
Other assets and liabilities, net	9,458	24,741	(461)
Net cash provided by operating activities	106,153	21,504	30,967

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales, maturities and repayments	211,958	277,120	324,365
Purchases	(292,823)	(299,891)	(476,419)
Other investing activities	7,050	(7,080)	8,494
Net cash used in investing activities	(73,815)	(29,851)	(143,560)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,091,816	1,112,100	1,071,851
Withdrawals	(387,958)	(381,805)	(302,015)
Net transfers to separate accounts	(703,527)	(737,248)	(667,382)
Net cash provided by (used in) financing activities	331	(6,953)	102,454

Net increase (decrease) in cash and cash equivalents	32,669	(15,300)	(10,139)

Cash and cash equivalents, beginning of year	73,287	88,587	98,726
Total cash and cash equivalents, end of year	$105,956	$73,287	$88,587

Supplemental Cash Flow Information
Income tax paid	$9,794	$9,356	$14,401

See accompanying Notes to Financial Statements.

6

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). In accordance with updated accounting guidance related to deferred acquisition costs, further described below, the Company’s 2011 and 2010 consolidated financial statements have been adjusted to reflect the retrospective adoption of this updated guidance. In 2011, Jackson-NY adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income. In addition, certain amounts in the 2011 and 2010 financial statements and notes to the financial statements have been reclassified to conform to the 2012 presentation.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”). This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company adopted this guidance effective January 1, 2012 and chose to present two separate but consecutive statements.

7

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions. The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements. The Company adopted this guidance effective January 1, 2012, with no impact on the Company’s financial statements, and has included the required disclosures.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities. The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized. All other acquisition related costs should be expensed as incurred. Jackson-NY adopted this accounting guidance effective January 1, 2012 on a retrospective basis for all years presented.

The following table summarizes the prior period changes reflected in the Balance Sheets and Statements of Equity related to the retrospective adoption (in thousands):

	As of December 31, 2011			As of December 31, 2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Deferred acquisition costs	$263,271	$(36,008)	$227,263	$224,796	$(30,211)	$194,585
Deferred income taxes, net	$44,964	$(12,712)	$32,252	$35,350	$(10,683)	$24,667
Other comprehensive income	$47,150	$4,251	$51,401	$26,898	$2,380	$29,278
Retained earnings	$160,615	$(27,547)	$133,068	$147,034	$(21,908)	$125,126

The following table summarizes the prior period changes reflected in the Income Statements and Statements of Comprehensive Income related to the retrospective adoption (in thousands):

	Years ended December 31,
	2011			2010
	As previously reported	Effect of DAC change	As adjusted	As previously reported	Effect of DAC change	As adjusted
Operating costs	$26,568	$9,646	$36,214	$19,272	$9,760	$29,032
Amortization of deferred
acquisition costs	$7,673	$(971)	$6,702	$23,190	$(2,287)	$20,903
Income tax expense (benefit)	$2,993	$(3,036)	$(43)	$7,754	$(2,616)	$5,138
Net income	$13,581	$(5,639)	$7,942	$24,523	$(4,857)	$19,666

The Company has also adjusted prior year amounts in cash flows from operations in the statement of cash flows. These adjustments had no impact on the total net cash provided by operating activities.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements. This guidance is effective for fiscal years beginning on or after January 1, 2013. The new disclosures are required to be applied retrospectively for all comparative periods presented. The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

8

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $38.6 million and $34.2 million at December 31, 2012 and 2011, respectively.

All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments. If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income. In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further described in Note 3.

At December 31, 2012 and 2011, all equity holdings were classified as trading. Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral.

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges are excluded from net income and included as a component of other comprehensive income and stockholder’s equity, net of tax, and the effect of the adjustment for deferred acquisition costs and deferred sales inducements.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by current accounting guidance. These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments.

9

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Fair Value Measurement

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 4 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance. certain costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

10

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized gains and losses and embedded derivative movements, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred acquisition costs decreased by $57.9 million and $40.7 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2012 and 2011, projected returns under mean reversion were below the 15% cap.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2012, 2011 and 2010.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business can be capitalized as deferred sales inducements. Bonus interest on deferred fixed annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements. Due to volatility of certain factors that affect gross profits, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in unrealized gains (losses) on fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income. Deferred sales inducements decreased by $5.4 million and $4.0 million at December 31, 2012 and 2011, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

11

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2012, 2011 and 2010.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business. Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers. Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life. The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson-NY is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

12

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Reserves for Future Policy Benefits and Claims Payable and Deposits on Investment Contracts
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations. These assumptions are not unlocked unless determined to be deficient. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 2.75% to 6.0%. Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of its Parent. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 7.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2012 and 2011, the assets and liabilities associated with variable life and annuity contracts, aggregated $4,577.0 million and $3,451.0 million, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Note 8 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

13

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Subsequent Events
The Company has evaluated events through March 18, 2013, which is the date the financial statements were available to be issued.

3.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds and asset-backed securities. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth the composition of the fair value of fixed maturities at December 31, 2012, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2012, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $14.7 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2012
AAA	21.0%
AA	6.5%
A	31.7%
BBB	35.4%
Investment grade	94.6%
BB	2.1%
B and below	3.3%
Below investment grade	5.4%
Total fixed maturities	100.0%

At December 31, 2012, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 58% were investment grade, 30% were below investment grade and 12% were not rated. Unrealized losses on fixed maturities that were below investment grade or not rated were approximately 82% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2012, the industries accounting for the larger percentage of unrealized losses included computers and electronics (0.8% of fixed maturities gross unrealized losses) and broadcasting and media (0.6%). The largest unrealized loss related to a single corporate obligor was $0.1 million at December 31, 2012.

14

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the amortized cost, gross unrealized gains and losses, fair value and non-credit other than temporary impairment (“OTTI”) of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2012	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,483	$8,883	$-	$87,366	$-
Public utilities	124,400	18,762	80	143,082	-
Corporate securities	1,024,586	117,280	599	1,141,267	-
Residential mortgage-backed	111,279	4,363	5,853	109,789	(2,227)
Commercial mortgage-backed	214,848	37,414	3,491	248,771	(715)
Other asset-backed securities	80,006	1,815	1,638	80,183	-
Total fixed maturities	$1,633,602	$188,517	$11,661	$1,810,458	$(2,942)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,589	$8,283	$-	$86,872	$-
Public utilities	67,200	8,323	10	75,513	-
Corporate securities	987,695	89,463	1,843	1,075,315	(59)
Residential mortgage-backed	137,132	3,899	13,371	127,660	(7,957)
Commercial mortgage-backed	207,902	25,351	4,579	228,674	(1,733)
Other asset-backed securities	75,664	771	4,151	72,284	(740)
Total fixed maturities	$1,554,182	$136,090	$23,954	$1,666,318	$(10,489)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2012, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$35,995	$290	$-	$36,285
Due after 1 year through 5 years	238,708	22,555	-	261,263
Due after 5 years through 10 years	837,971	104,338	460	941,849
Due after 10 years through 20 years	92,357	12,157	219	104,295
Due after 20 years	22,438	5,585	-	28,023
Residential mortgage-backed	111,279	4,363	5,853	109,789
Commercial mortgage-backed	214,848	37,414	3,491	248,771
Other asset-backed securities	80,006	1,815	1,638	80,183
Total	$1,633,602	$188,517	$11,661	$1,810,458

U.S. Treasury securities with a carrying value of $566 thousand and $560 thousand at December 31, 2012 and 2011, respectively, were on deposit with the state of New York as required by state insurance law.

15

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012, there were no fixed maturities in default that were anticipated to be income producing when purchased and no fixed maturities that have been non-income producing for the 12 months preceding December 31, 2012.

At December 31, 2011, the Company had less than $1 thousand of amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased. The amortized cost and carrying value of fixed maturities that were non-income producing for the 12 months preceding December 31, 2011 were less than $1 thousand.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2012	Cost	Gains	Losses	Value

Prime	$25,770	$618	$1,336	$25,052
Alt-A	19,491	338	234	19,595
Subprime	25,017	104	4,283	20,838
Total non-agency RMBS	$70,278	$1,060	$5,853	$65,485

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Gains	Losses	Value

Prime	$35,268	$68	$3,299	$32,037
Alt-A	24,437	194	2,592	22,039
Subprime	22,628	5	7,480	15,153
Total non-agency RMBS	$82,333	$267	$13,371	$69,229

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower. Of the Company’s investments in Alt-A related mortgage-backed securities, 16% are rated investment grade by at least one NRSRO. Of the Company’s investments in subprime related mortgage-backed securities, 27% are rated investment grade by at least one NRSRO. In 2012, the Company recorded other-than-temporary impairment charges of $0.3 million, $0.4 million, and $0.6 million on securities backed by prime, Alt-A and subprime loans, respectively. In 2011, the Company recorded other-than-temporary impairment charges of $0.5 million, $0.8 million and $0.5 million, on securities backed by prime, Alt-A and subprime, respectively. In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”). At December 31, 2012, the amortized cost and fair value of the Company’s investment in CMBS was $214.8 million and $248.8 million, respectively, of which 99% were rated investment grade by at least one NRSRO. In 2012, 2011 and 2010, the Company recorded other-than-temporary impairment charges on CMBS of $0.8 million, $0.2 million and $2.8 million, respectively.

16

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table summarizes the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (dollars in thousands):

	December 31, 2012			December 31, 2011

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,636	50,958	28
Residential mortgage-backed	-	-	-	8,685	28,488	14
Commercial mortgage-backed	-	-	-	-	-	-
Other asset-backed securities	7	10,121	8	882	16,053	16
Total temporarily impaired
securities	$686	$60,878	31	$11,213	$95,989	59

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$-	$-	-	$-	$-	-
Corporate securities	-	-	-	207	9,780	4
Residential mortgage-backed	5,853	29,822	18	4,686	26,532	25
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,631	9,211	9	3,269	18,027	15
Total temporarily impaired
securities	$10,975	$42,344	29	$12,741	$57,560	47

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Public utilities	$80	$2,359	3	$10	$490	1
Corporate securities	599	48,398	20	1,843	60,738	32
Residential mortgage-backed	5,853	29,822	18	13,371	55,020	39
Commercial mortgage-backed	3,491	3,311	2	4,579	3,221	3
Other asset-backed securities	1,638	19,332	17	4,151	34,080	31
Total temporarily impaired
securities	$11,661	$103,222	60	$23,954	$153,549	106

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

17

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers. This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term. To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities. Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson-NY recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

18

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. As of December 31, 2012 and 2011, default rates for delinquent loans ranged from 15% to 100%. At December 31, 2012 and 2011, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 70% and 30% to 65%, respectively.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value. For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income. The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities. The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities. The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	Years Ended December 31,
	2012	2011	2010
Available-for-sale securities
Realized gains on sale	$2,449	$3,966	$10,273
Realized losses on sale	(2,793)	(3,106)	(16,614)
Impairments:
Total other-than-temporary impairments	(7,260)	(13,103)	(17,261)
Portion of other-than-temporary impairments
included in other comprehensive income	5,095	11,040	7,556
Net other-than-temporary impairments	(2,165)	(2,063)	(9,705)
Net realized losses on investments	$(2,509)	$(1,203)	$(16,046)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2012, 2011 and 2010 was $12.9 million, $17.4 million and $72.7 million, respectively, which was approximately 82%, 85% and 81% of book value, respectively.

19

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2012	2011
Cumulative credit loss beginning balance	$9,519	$16,808
Additions:
New credit losses	167	538
Incremental credit losses	1,997	1,525
Reductions:
Securities sold, paid down or disposed of	(3,434)	(9,352)
Cumulative credit loss ending balance	$8,249	$9,519

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2012 and 2011, the estimated fair value of loaned securities was $9.4 million and $2.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. At December 31, 2012 and 2011, cash collateral received in the amount of $9.6 million and $2.5 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company. A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

20

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

4.	Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands). The basis for determining the fair value of each instrument is also described below.

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	$105,956	$105,956	$73,287	$73,287
Fixed maturities	1,810,458	1,810,458	1,666,318	1,666,318
Trading securities	647	647	573	573
Policy loans	301	301	269	269
GMIB reinsurance recoverable	21,374	21,374	22,145	22,145
Separate account assets	4,576,989	4,576,989	3,450,977	3,450,977

Liabilities
Annuity reserves (1)	$1,547,365	$1,624,699	$1,554,452	$1,437,318
Separate account liabilities	4,576,989	4,576,989	3,450,977	3,450,977

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities. GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

21

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there is generally no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typically inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, are considered to be Level 3 inputs.

22

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2012 and 2011, an internally developed model was used to determine the fair value. The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
The Company believes the carrying value of policy loans approximates fair value. Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments. Money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds, which are categorized as Level 1 assets. The value of separate account liabilities are set equal to the value of separate account assets.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities are determined using projected future cash flows discounted at current market interest rates.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

23

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits. The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates. Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk. Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than the fair value.

24

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2012
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$87,366	$87,366	$-	$-
Public utilities	143,082	-	143,082	-
Corporate securities	1,141,267	-	1,141,267	-
Residential mortgage-backed	109,789	-	109,789	-
Commercial mortgage-backed	248,771	-	248,771	-
Other asset-backed securities	80,183	-	80,183	-
Trading securities	647	647	-	-
GMIB reinsurance recoverable	21,374	-	-	21,374
Separate account assets (1)	4,576,989	4,576,989	-	-
Total	$6,409,468	$4,665,002	$1,723,092	$21,374

Liabilities
GMWB reserves (2)	$41,546	$-	$-	$41,546
Separate account liabilities	4,576,989	4,576,989	-	-
Total	$4,618,535	$4,576,989	$-	$41,546

December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$86,872	$86,872	$-	$-
Public utilities	75,513	-	75,513	-
Corporate securities	1,075,315	-	1,075,315	-
Residential mortgage-backed	127,660	-	127,660	-
Commercial mortgage-backed	228,674	-	228,674	-
Other asset-backed securities	72,284	-	72,284	-
Trading securities	573	573	-	-
GMIB reinsurance recoverable	22,145	-	-	22,145
Separate account assets (1)	3,450,977	3,450,977	-	-
Total	$5,140,013	$3,538,422	$1,579,446	$22,145

Liabilities
GMWB reserves (2)	$79,784	$-	$-	$79,784
Separate account liabilities	3,450,977	3,450,977	-	-
Total	$3,530,761	$3,450,977	$-	$79,784

(1) The value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

25

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in thousands).

December 31, 2012
Assets	Total	Internal	External
GMIB reinsurance recoverable	$21,374	$21,374	$-

Liabilities
GMWB reserves	$41,546	$41,546	$-

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilties (in thousands).

	As of December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$21,374	Discounted cash flow	Policyholder behavior	See below	See below

Liabilities
GMWB reserves	$41,546	Discounted cash flow	Policyholder behavior	See below	See below

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement, for the assets and liabilities reflected in the table above.

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the reinsurance recoverable; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the reinsurance recoverable; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the reinsurance recoverable.

GMWB reserves classified in Level 3 represent the fair value of GMWB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior. The more significant actuarial assumptions include benefit utilization, persistency, and mortality. In general, an increase (decrease) in assumed benefit utilization would increase (decrease) the fair value of the liabilities; an increase (decrease) in assumed persistency would increase (decrease) the fair value of the liabilities; and an increase (decrease) in assumed mortality would decrease (increase) the fair value of the liabilities.

26

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tables below provide rollforwards for 2012 and 2011 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2012	Income	Income	Settlements	of Level 3	2012
Assets
GMIB reinsurance recoverable	$22,145	$(771)	$-	$-	$-	$21,374

Liabilities
GMWB reserves	$(79,784)	$38,238	$-	$-	$-	$(41,546)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2011	Income	Income	Settlements	of Level 3	2011
Assets
Fixed maturities
Corporate securities	$-	$6	$-	$(6)	$-	$-
GMIB reinsurance recoverable	6,980	15,165	-	-	-	22,145

Liabilities
GMWB reserves	$(692)	$(79,092)	$-	$-	$-	$(79,784)

The components of the amounts included in purchases, issuances and settlements at December 31, 2011 shown above are as follows (in thousands):

December 31, 2011	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(6)	$-	$-	$(6)
Total	$-	$(6)	$-	$-	$(6)

For the years ended December 31, 2012 and 2011, there were no transfers into Level 3 and there were no transfers between Level 1 and 2 of the fair value hierarchy.

The portion of gains (losses) included in net income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2012 and 2011, was as follows (in thousands):

	2012	2011
Assets
Corporate securities	$-	$6
GMIB reinsurance recoverable	(771)	15,165

Liabilities
GMWB reserves	$38,238	$(79,092)

27

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Nonrecurring Fair Value Measurements
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in thousands).

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and cash equivalents	Level 1	$105,956	$105,956	$73,287	$73,287
Policy loans	Level 3	301	301	269	269

Liabilities
Annuity reserves (1)	Level 3	$1,505,819	$1,583,153	$1,474,668	$1,357,534

(1) Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments.

5.	Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$227,263	$194,585	$186,477
Deferrals of acquisition costs	53,832	56,114	57,254
Amortization related to:
Operations	(47,750)	(3,019)	(20,577)
Net realized losses	478	226	2,919
Total amortization	(47,272)	(2,793)	(17,658)
Unrealized investment gains	(17,185)	(20,652)	(31,496)
Other	-	9	8
Balance, end of year	$216,638	$227,263	$194,585

28

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The balances of and changes in deferred sales inducement costs, as of and for the years ended December 31, were as follows (in thousands):

	2012	2011	2010
Balance, beginning of year	$11,172	$12,526	$14,084
Deferrals of sales inducements	3,586	4,371	5,065
Amortization related to:
Operations	(3,786)	(3,929)	(3,517)
Net realized losses	39	20	272
Total amortization	(3,747)	(3,909)	(3,245)
Unrealized investment gains	(1,394)	(1,816)	(3,378)
Balance, end of year	$9,617	$11,172	$12,526

6.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a yearly renewable term or coinsurance basis. The Company monitors the financial strength rating of reinsurers on a monthly basis.

With the approval of the Superintendent of Insurance for the state of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent. This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet. The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.5 million, $6.8 million and $6.9 million in 2012, 2011 and 2010, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Direct premiums	$529	$523	$558
Less reinsurance ceded:
Life	(443)	(442)	(438)
Guaranteed annuity benefits	(7,457)	(7,850)	(7,975)
Net premiums	$(7,371)	$(7,769)	$(7,855)

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2012	2011
Ceded reserves	$55,985	$77,076
Ceded claims liability	90	125
Ceded other	4	9
Total	$56,079	$77,210

Reserves ceded to the Parent totaled $32.3 million and $52.7 million at December 31, 2012 and 2011, respectively.

29

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2012	2011
Direct life insurance in-force	$314,775	$329,196
Amounts ceded to other companies	(243,173)	(255,574)
Net life insurance in-force	$71,602	$73,622

7.	Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds

The following table sets forth the Company’s reserves for future policy benefits and claims payable balances as of December 31 (in thousands):

	2012	2011
Traditional life	$2,611	$2,560
Guarantee benefits	81,698	140,430
Claims payable	24,043	27,086
Other	104	97
Total	$108,456	$170,173

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviation.

The Company’s liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 8.

The following table sets forth the Company’s liabilities for deposits on investment contracts as of December 31 (in thousands):

	2012	2011
Interest-sensitive life	$7,412	$6,826
Variable annuity fixed option	857,077	792,322
Fixed annuity	691,512	719,021
Total	$1,556,001	$1,518,169

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value. For fixed annuities, the liability is the policyholder’s account value. At December 31, 2012, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 3.0% to 4.0%, with a 3.99% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.45% average guaranteed rate.

At December 31, 2012 and 2011, approximately 90% and 76%, respectively, of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates.

30

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, approximately 80% and 79%, respectively, of the Company’s fixed interest rate annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates at December 31 (in millions):

	2012
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$16.1	$174.3	$190.4
>1.0% - 2.0%	99.4	296.5	395.9
>2.0% - 3.0%	521.9	386.3	908.2
Total	$637.4	$857.1	$1,494.5

	2011
	Account Value
Minimum Guaranteed Interest Rate	Fixed	Variable	Total
1.0%	$7.1	$105.8	$112.9
>1.0% - 2.0%	104.9	301.1	406.0
>2.0% - 3.0%	559.3	385.5	944.8
Total	$671.3	$792.4	$1,463.7

8.	Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

31

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

At December 31, 2012 and 2011, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2012					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$3,513.9	$67.5	64.0 years
GMWB - Premium only	0%	274.4	9.2
GMWB - For life	0-5%*	206.5	3.9
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		988.8	75.7	64.3 years
GMWB - Highest anniversary only		214.3	27.2
GMWB - For life		61.6	10.5
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	120.4	36.6		3.2 years
GMWB - For life	0-8%*	3,061.5	189.7

					Average
December 31, 2011					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,637.5	$147.5	63.8 years
GMWB - Premium only	0%	275.0	20.5
GMWB - For life	0-5%*	148.9	51.5
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		812.8	141.6	64.1 years
GMWB - Highest anniversary only		201.6	46.8
GMWB - For life		60.2	16.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	118.1	43.2		4.1 years
GMWB - For life	0-8%*	2,150.9	212.8

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

32

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2012	2011
Equity	$3,610.0	$2,718.9
Bond	490.1	354.9
Balanced	431.3	335.8
Money market	45.0	40.9
Total	$4,576.4	$3,450.5

GMDB liabilities reflected in the general account were as follows (in millions):

	2012	2011	2010
Balance at January 1	$7.1	$4.1	$4.8
Incurred guaranteed benefits	2.4	4.4	2.5
Paid guaranteed benefits	(2.8)	(1.4)	(3.2)
Balance at December 31	$6.7	$7.1	$4.1

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2012 and 2011 (except where noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 78.0% to 100% of the Annuity 2000 table at December 31, 2012, and 80% of the Annuity 2000 table at December 31, 2011.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.50% to 40.0%, with an average of 4.0% during the surrender charge period and 9.0% thereafter at December 31, 2012 and from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 11.0% thereafter at December 31, 2011.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in death, other policy benefits and change in policy reserves. The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 4.  The GMWB reserve totaled $73.3 million and $132.0 million at December 31, 2012 and 2011, respectively, and was reported in reserves for future policy benefits and claims payable.

33

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated similar to the GMDB liability with the sole exception that the reserve calculation uses a series of stochastic investment performance scenarios. At December 31, 2012 and 2011, these GMWB reserves totaled $1.1 million and $0.8 million, respectively, and were reported in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2012 and 2011, are consistent with those used for calculating the GMDB liability. At December 31, 2012 and 2011, GMIB reserves totaled $0.6 million.

9.	Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Current tax expense	$18,237	$4,285	$7,645
Deferred tax benefit	(845)	(4,328)	(2,507)

Income tax expense (benefit)	$17,392	$(43)	$5,138

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Income taxes at statutory rate	$25,053	$2,765	$8,681
Dividends received deduction	(7,233)	(3,301)	(3,581)
Other	(428)	493	38
Income tax expense (benefit)	$17,392	$(43)	$5,138

Effective tax rate	24.3%	-0.5%	20.7%

Federal income taxes paid to Jackson in 2012, 2011 and 2010 were $9.8 million, $9.3 million and $14.4 million, respectively.

34

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2012	2011
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$74,019	$73,888
Other-than-temporary impairments and other investment related items	7,059	7,449
Other, net	3,257	686
Total gross deferred tax asset	84,335	82,023

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(69,990)	(75,028)
Net unrealized gains on available for sale securities	(61,900)	(39,247)
Total gross deferred tax liability	(131,890)	(114,275)

Net deferred tax liability	$(47,555)	$(32,252)

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes as of December 31, 2012, it is more likely than not that the deferred tax assets, will be realized. At December 31 2012 and 2011, the Company did not have a valuation allowance.

At December 31, 2012, the Company had federal tax capital loss carryforwards totaling $13.6 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006. Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS. In February 2013, the IRS fully conceded the separate account DRD issue in favor of the Company after obtaining approval from the Joint Committee on Taxation.

35

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

During 2011, Jackson-NY established a reserve for an unrecognized tax benefit as required for income tax uncertainties. The following table summarizes the changes in the Company’s unrecognized tax benefits, for the years ended December 31, 2012 and 2011 (in thousands).

	2012	2011
Unrecognized tax benefit, beginning of year	$2,036	$-
Additions for tax positions identified	-	2,036
Reduction of tax positions of closed prior years	-	-
Reduction of reserve (1)	2,036	-
Unrecognized tax benefit, end of year	$-	$2,036

(1) Elimination of reserve due to issuance of new IRS guidance.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions. The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2012, 2011 or 2010.

Based on information available as of December 31, 2012, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

10.	Contingencies

In July 2011, the New York Insurance Department (Department) required that all life insurers transacting business in New York cross-check all life insurance policies, annuity contracts and beneficiary access accounts against the U.S. Social Security Administration’s Death Master File (“DMF”). The Department’s intent was for companies to identify death payments due on life policies or annuity contracts that have not been claimed. The Company reported initial findings to the Department on October 31, 2011. Monthly progress reports were filed with the Department with a final report submitted on July 31, 2012. Additionally, in May 2012, the New York State Department of Financial Services enacted regulations requiring all insurers to cross-check all life insurance policies and annuity contracts against the DMF on a quarterly basis. At December 31, 2012 and 2011, the Company believed the impact was immaterial to income and financial position and no accrual was established for these unreported claims.

11.	Statutory Accounting Capital and Surplus

The declaration of dividends which can be paid by the Company is regulated by New York Insurance Law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration. Dividends are only payable out of earned surplus. The Company had no earned surplus at December 31, 2012 or 2011. No dividends were paid to Jackson in 2012, 2011 or 2010. No capital contributions were made in 2012, 2011 or 2010.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $317.0 million and $268.5 million at December 31, 2012 and 2011, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $46.2 million, $15.9 million and $43.9 million in 2012, 2011 and 2010, respectively.

36

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2012 and 2011

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital, calculated in a manner prescribed by the NAIC (“TAC”) to its authorized control level RBC, calculated in a manner prescribed by the NAIC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC (“Company action level RBC”). At December 31, 2012 and 2011, the Company’s TAC was more than 700% of the Company action level RBC.

12.	Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.3 million, $1.3 million and $1.2 million to PPM for investment advisory services during 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services. Administrative fees were $10.6 million, $8.2 million and $7.0 million in 2012, 2011 and 2010, respectively.

13.	Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent. To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employees must be employed on the applicable January 1 or July 1 entry date. The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $256 thousand, $375 thousand and $255 thousand in 2012, 2011 and 2010, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent. Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement. At December 31, 2012 and 2011, Jackson’s liability for the Company’s portion of such plans totaled $1.5 million and $2.2 million, respectively. There was no expense related to these plans in 2012, 2011 or 2010.

37

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

JNLNY Separate Account I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2012
Statements of Operations for the period ended December 31, 2012
Statements of Changes in Net Assets for the periods ended December 31, 2012, and 2011
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2012, and 2011
Consolidated Income Statements for the years ended December 31, 2012, 2011, and 2010
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2012, 2011, and 2010
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011, and 2010
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit                                           Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.              Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997(File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

c.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

d.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

4.

a.
Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

b.
Form of the Perspective Fixed and Variable Annuity Contract (Unisex Tables), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on January 14, 1999 (File Nos. 333-37175 and 811-08401).

c.
Form of the Perspective Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

d.	Form of Spousal Continuation Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

e.	Form of Preselected Death Benefit Option Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 30, 2002 (File Nos. 333-37175 and 811-08401).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

g.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

h.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

i.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

j.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

k.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

l.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

m.
Specimen of the Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 19, filed on April 27, 2007 (File Nos. 333-37175 and 811-08401).

n.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

o.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

p.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on  December 27, 2007 (File Nos. 333-70472 and 811-08664).

q.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25, filed on October 6, 2008 (File Nos. 333-37175 and 811-08401).

r.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 25, filed on October 6, 2008 (File Nos. 333-37175 and 811-08401).

s.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on December 31, 2008 (File Nos. 333-37175 and 811-08401).

t.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on December 31, 2008 (File Nos. 333-37175 and 811-08401).

u.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 filed September 24, 2009 (File Nos. 333-37175 and 811-08401).

v.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 filed September 24, 2009 (File Nos. 333-37175 and 811-08401).

5.

a.
Form of the Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on February 13, 1998 (File Nos. 333-37175 and 811-08401).

b.
Form of the Perspective Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 filed on October 10, 2001 (File Nos. 333-37175 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

c.
Amended By-Laws of Jackson National Life Insurance Company of New York, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183046 and 811-08401).

7.              Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Senior Vice President, Chief Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis	Vice President
Binioris
1 Corporate Way
Lansing, MI 48951

Michele M. Binkley	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffrey Ross Borton	Vice President
1 Corporate Way
Lansing, MI 48951

David L. Bowers	Vice President
300 Innovation Drive
Franklin, TN 37067

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

David A. Collins	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Alan Costello	Senior Vice President, Controller, Treasurer & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President, Chief Information Officer
1 Corporate Way	& Director
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170
Franklin, TN 37067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Robert L. Hill	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President,
7601 Technology Way	Head of Retail, Chairman & Director
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Machelle Antoinette McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Karen M. Minor	Vice President
1 Corporate Way
Lansing, MI 48951

Keith Richard Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Bonnie Goshlin Wasgatt	Vice President
300 Innovation Drive
Franklin, TN 37067

Michael Andrew Wells	President & Chief Executive Officer
300 Innovation Drive
Franklin, TN 37067

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Allied Life Brokerage Agency, Inc.	Iowa	100% Jackson National Life Insurance Company
Ascent Holdings Limited	England	50% Prudential Property Investment Managers Limited
Ascent Insurance Brokers (Corporate) Limited	England	100% Ascent Insurance Brokers Limited
Ascent Insurance Brokers Limited	England	100% Ascent Holdings Limited
Ascent Insurance Management Limited	England	100% Ascent Holdings Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco1) Inc.	Delaware	100% Prudential (US Holdco 1) Limited
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK)	United Kingdom	100% Brooke UK LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital Solar B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
Eastspring Investments Fund Management Limited Liability Company	Vietnam	100% Prudential Vietnam Assurance Private Ltd
Eastspring Securities Investment Trust Co. Ltd.	Taiwan	99.54% Prudential Corporation Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	England	100% FA II Limited
Falcon Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company PCC Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	England	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	England	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	England	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	England	100% Prudential Securities Limited
Hyde Holdco 1 Limited	England	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	England	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	England	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
I nfracapital Nominees Limited	England	100% M&G Limited
Infracapital SLP Limited	England	100% M&G Limited
Infracapital Solar B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Innisfree M&G PPP LLP	England	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	England	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	England	100% M&G Limited
M&G International Investments Limited	Austria (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	England	100% M&G International Investments Limited
M&G Investment Management Limited	England	100% M&G Limited
M&G Investments (Singapore) Pte. Ltd.	Singapore	100% M&G Limited
M&G Limited	England	100% M&G Group Limited
M&G Management Services Limited	England	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	England	100% Infracapital GP Limited
Mission Plans of America, Inc.	Texas	100% Jackson National Life Insurance Company
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Northstreet IP Services Singapore Pte Ltd.	Singapore	100% Prudential Singapore Holdings Pte Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Group Holdings Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.81% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	England	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	England	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	England	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPMC First Nominees Limited	England	100% M&G Limited
PPS Five Limited	England	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PRUPIM France	France (Branch Only)	100% Prudential Property Investment Managers Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management Indonesia	Indonesia	99% Prudential Asset Management (Hong Kong) Limited
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudence Foundation Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four)	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	England	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Group Holdings Limited
Prudential (US Holdco 1) Limited	England	100% Prudential US Limited
Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware LLC
Prudential / M&G UKCF GP Limited	England	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	England	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	England	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd.	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	England	100% Prudential plc
Prudential Capital PLC	England	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	England	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	England	Publicly Traded
Prudential Corporation Holdings Limited	England	100% Prudential Holdings Limited
Prudential Corporation Limited	England	100% Prudential Group Holdings Limited
Prudential Distribution Limited	Scotland	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	England	100% Prudential plc
Prudential Five Limited	England	100% Prudential Group Holdings Limited
Prudential Four Limited	England	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	England	100% Prudential plc
Prudential Group Pensions Limited	England	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	England	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	England	25% The Prudential Assurance Company Limited
Prudential Health Limited	England	100% Prudential Health Insurance Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	England	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	England	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	England	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Group Holdings Limited
Prudential Lalondes Limited	England	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	England	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	England	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% Prudential Property Investment Managers Limited
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	England	100% Prudential Property Services Limited
Prudential Property Services Limited	England	100% Prudential plc
Prudential Protect Limited	England	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	England	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Securities Limited	England	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	England	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	England	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	England	100% M&G Limited
Prudential UK Services Limited	Scotland	100% Prudential Financial Services Limited
Prudential US Limited	England	100% Prudential plc
Prudential Unit Trusts Limited	England	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	England	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Group Holdings Limited
REALIC of Jacksonville Plans, Inc.	Texas	100% Jackson National Life Insurance Company
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
ROP, Inc.	Delaware	100% Jackson National Life Insurance Company
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	England	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
SRLC Management America Corp.	Delaware	100% Jackson National Life Insurance Company
Stableview Limited	England	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	England	100% Prudential Personal Equity Plans Limited
Thames Insurance Brokers Limited	England	100% Ascent Insurance Brokers Limited
The First British Fixed Trust Company Limited	England	100% M&G Limited
The Forum, Solent, Management Company Limited	England	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	England	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
VFL International Life Company SPC, Ltd.	Cayman Islands	100% Jackson National Life Insurance Company
Wharfedale Acquisitions Limited	England	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	England	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	England	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	England	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2013

Qualified – 488
Non-qualified – 456

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)           Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II,  the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A and the Jackson SWL Variable Annuity Fund I.

(b)           Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Jim Livingston	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2013.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2013
Michael A. Wells, President and
Chief Executive Officer

*	April 26, 2013
James R. Sopha, Chief Operating Officer

*	April 26, 2013
Clifford J. Jack, Executive Vice President,
Head of Retail & Chairman

*	April 26, 2013
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 26, 2013
Herbert G. May III, Chief Administrative Officer
and Director

*	April 26, 2013
Joseph M. Clark, Senior Vice President,
Chief Information Officer and Director

/s/ Thomas J. Meyer	April 26, 2013
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 26, 2013
Laura L. Hanson, Vice President and
Director

*	April 26, 2013
John H. Brown, Vice President and Director

*	April 26, 2013
Michael A. Costello, Senior Vice President,
Controller, Treasurer and Director

*	April 26, 2013
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*	April 26, 2013
Donald B. Henderson, Jr., Director

*	April 26, 2013
David L. Porteous, Director

*	April 26, 2013
Donald T. DeCarlo, Director

*	April 26, 2013
Gary H. Torgow, Director

*	April 26, 2013
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 17th day of August, 2012.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

/s/ CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Officer and Director

/s/ JOSEPH M. CLARK
_____________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn, Senior Vice President and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

/s/ DONALD B. HENDERSON
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721,  333-177298, 333-183046, and 333-183047), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 8th day of April, 2013.

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Senior Vice President, Controller, Treasurer and Director
/s/ LAURA L. HANSON
_____________________________________________
Laura L. Hanson, Vice President & Director

EXHIBIT LIST

Exhibit No.                                Description

9.	Opinion and Consent of Counsel.

10.                      Consent of Independent Registered Public Accounting Firm.